United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-5950

(Investment Company Act File Number)

Money Market Obligations Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 07/31/15

Date of Reporting Period: Quarter ended 04/30/15

Item 1. Schedule of Investments

Federated Automated Cash Management Trust
Portfolio of Investments
April 30, 2015 (unaudited)
Principal Amount			Value
		ASSET-BACKED SECURITIES—0.5%
		Finance - Automotive—0.5%
$5,000,000		AmeriCredit Automobile Receivables Trust 2015-2, Class A1, 0.400%, 4/8/2016	$5,000,000
619,955	[1,2]	Enterprise Fleet Financing LLC 2014-2, Class A1, 0.250%, 8/20/2015	619,955
839,072	[1,2]	Westlake Automobile Receivables Trust 2014-2, Class A1, 0.350%, 10/15/2015	839,072
		TOTAL ASSET-BACKED SECURITIES	6,459,027
		BANK NOTE—3.5%
		Finance - Banking—3.5%
45,000,000		Bank of America N.A., 0.260% - 0.270%, 7/1/2015 - 7/13/2015	45,000,000
		CERTIFICATES OF DEPOSIT—22.0%
		Finance - Banking—22.0%
25,000,000		Bank of Nova Scotia, Toronto, 0.280%, 6/12/2015	24,999,972
60,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.250% - 0.270%, 6/2/2015 - 7/16/2015	60,000,000
15,000,000		Chase Bank USA, N.A., 0.300%, 5/15/2015	15,000,000
5,000,000		Credit Suisse, Zurich, 0.230%, 6/10/2015	5,000,000
40,000,000		DZ Bank AG Deutsche Zentral-Genossenschaftbank, 0.250% - 0.260%, 8/4/2015 - 8/10/2015	40,000,000
50,000,000		Mizuho Bank Ltd., 0.260%, 7/16/2015 - 8/5/2015	50,000,000
35,000,000		Societe Generale, Paris, 0.260%, 6/3/2015	35,000,000
55,000,000		Sumitomo Mitsui Banking Corp., 0.260%, 5/20/2015 - 5/27/2015	55,000,000
		TOTAL CERTIFICATES OF DEPOSIT	284,999,972
		COMMERCIAL PAPER—24.3%[3]
		Finance - Banking—16.5%
20,000,000		Banque et Caisse d'Epargne de L'Etat, 0.316%, 8/13/2015	19,981,800
10,000,000	[1,2]	Barclays US Funding Corp., 0.250%, 5/5/2015	9,999,722
5,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.301%, 6/5/2015	4,998,542
10,000,000		HSBC USA, Inc., 0.260%, 6/9/2015	9,997,183
15,000,000		ING (U.S.) Funding LLC, 0.260%, 8/4/2015	14,989,708
40,000,000	[1,2]	J.P. Morgan Securities LLC, 0.331% - 0.401%, 7/17/2015 - 10/9/2015	39,940,386
35,000,000	[1,2]	LMA-Americas LLC, 0.250%, 5/14/2015 - 5/28/2015	34,995,382
10,000,000	[1,2]	Manhattan Asset Funding Company LLC, 0.280%, 6/26/2015 - 7/1/2015	9,995,450
69,000,000		Standard Chartered Bank PLC, 0.240% - 0.250%, 5/15/2015 - 6/25/2015	68,986,070
		TOTAL	213,884,243
		Finance - Commercial—3.9%
30,000,000	[1,2]	Alpine Securitization Corp., 0.220%, 5/15/2015 - 5/18/2015	29,997,159
10,000,000	[1,2]	Atlantic Asset Securitization LLC, 0.240%, 5/14/2015	9,999,133
10,000,000	[1,2]	CIESCO, LLC, 0.250%, 5/7/2015	9,999,583
		TOTAL	49,995,875
		Finance - Retail—3.1%
20,000,000	[1,2]	CAFCO, LLC, 0.250%, 5/18/2015	19,997,639
20,000,000	[1,2]	Starbird Funding Corp., 0.250%, 6/2/2015 - 6/8/2015	19,994,930
		TOTAL	39,992,569
		Sovereign—0.8%
10,000,000	[1,2]	Caisse des Depots et Consignations (CDC), 0.275%, 7/8/2015	9,994,806
		TOTAL COMMERCIAL PAPER	313,867,493
		CORPORATE BONDS—2.8%
		Finance - Commercial—2.3%
16,627,000		General Electric Capital Corp., 1.625%, 7/2/2015	16,663,624
10,000,000		General Electric Capital Corp., 2.250%, 11/9/2015	10,096,669
1

Principal Amount			Value
		CORPORATE BONDS—continued
		Finance - Commercial—continued
$2,000,000		General Electric Capital Corp., 2.375%, 6/30/2015	$2,006,692
1,000,000		General Electric Capital Corp., 6.900%, 9/15/2015	1,023,880
		TOTAL	29,790,865
		Insurance—0.1%
1,000,000	[1,2]	Metropolitan Life Global Funding I, 2.500%, 9/29/2015	1,008,353
		Retail—0.4%
5,000,000		Wal-Mart Stores, Inc., 1.500%, 10/25/2015	5,027,693
		TOTAL CORPORATE BONDS	35,826,911
		CORPORATE NOTE—0.4%
		Insurance—0.4%
5,000,000	[1,2]	Metropolitan Life Global Funding I, 1.700%, 6/29/2015	5,011,276
		NOTES - VARIABLE—21.7%[4]
		Aerospace/Auto—0.8%
10,000,000		BMW US Capital LLC, (GTD by Bayerische Motoren Werke AG), 0.375%, 5/5/2015	10,000,000
		Finance - Banking—17.6%
5,580,000		BJ Financing, LLC, Series 2007A, (BMO Harris Bank, N.A. LOC), 0.180%, 5/7/2015	5,580,000
20,000,000		BMO Harris Bank, N.A., 0.281%, 5/26/2015	20,000,000
10,000,000		Bank of Montreal, 0.310%, 5/12/2015	10,000,000
10,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.292%, 5/26/2015	10,000,000
17,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.309%, 7/28/2015	17,000,000
5,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.312%, 5/18/2015	5,000,000
8,235,000		California Statewide CDA, Series 2005-B, (MUFG Union Bank, N.A. LOC), 0.430%, 5/7/2015	8,235,000
10,250,000	[1,2]	Firstmac Mortgage Funding Trust No.4 Series 1A-2014, Class A2A, (GTD by National Australia Bank Ltd., Melbourne), 0.531%, 5/26/2015	10,250,327
25,000,000		Michigan State Finance Authority Revenue, (Series 2010-A), (Bank of America N.A. LOC), 0.140%, 5/7/2015	25,000,000
10,000,000		Michigan State Finance Authority Revenue, (Series 2010-C), (Bank of Montreal LOC), 0.190%, 5/7/2015	10,000,000
3,719,000		New Hampshire HEFA, (Royal Bank of Canada, Montreal LOC), 0.140%, 5/7/2015	3,719,000
5,000,000		Royal Bank of Canada, Montreal, 0.302%, 5/26/2015	5,000,000
20,000,000		Royal Bank of Canada, Montreal, 0.324%, 7/9/2015	20,000,000
7,430,000		St. Andrew United Methodist Church, (Series 2004), (Wells Fargo Bank, N.A. LOC), 0.160%, 5/7/2015	7,430,000
15,000,000		State Street Bank and Trust Co., 0.262%, 5/15/2015	15,000,000
10,000,000		State Street Bank and Trust Co., 0.324%, 7/1/2015	10,000,000
15,000,000		Toronto Dominion Bank, 0.272%, 5/22/2015	15,000,000
5,000,000		Toronto Dominion Bank, 0.305%, 7/15/2015	5,000,000
25,000,000		Wells Fargo Bank, N.A., 0.405%, 6/22/2015	25,000,000
		TOTAL	227,214,327
		Finance - Commercial—0.3%
310,000		General Electric Capital Corp., 0.461%, 7/6/2015	310,189
3,400,000		General Electric Capital Corp., 0.874%, 7/8/2015	3,412,658
300,000		General Electric Capital Corp., 1.008%, 5/11/2015	300,514
		TOTAL	4,023,361
		Finance - Retail—0.8%
10,000,000	[1,2]	Barton Capital LLC, 0.284%, 6/5/2015	10,000,000
		Government Agency—2.2%
9,920,000		Capital Trust Agency, FL, (FNMA LOC), 0.130%, 5/7/2015	9,920,000
5,800,000		Dennis Wesley Company, Inc., The Dennis Wesley Company, Inc. Project, (FHLB of Indianapolis LOC), 0.170%, 5/7/2015	5,800,000
1,390,000		Kentucky EDFA, Henderson County Health Care Corp., (FHLB of Cincinnati LOC), 0.380%, 5/7/2015	1,390,000
7,450,000		Pittsburg Fox Creek Associates L.P., (Series 2011-A), (FHLB of San Francisco LOC), 0.140%, 5/7/2015	7,450,000
2

Principal Amount		Value
	NOTES - VARIABLE—continued[4]
	Government Agency—continued
$4,055,000	Wiz Kidz, LLC & Wiz Biz Holdings, LLC, (Series 2008), (FHLB of Atlanta LOC), 0.250%, 5/7/2015	$4,055,000
	TOTAL	28,615,000
	TOTAL NOTES—VARIABLE	279,852,688
	OTHER REPURCHASE AGREEMENTS—14.3%
	Finance - Banking—14.3%
35,000,000	BNP Paribas Securities Corp., 0.355%, 5/1/2015, interest in a $225,000,000 collateralized loan agreement, dated 4/30/2015, in which asset-backed securities, collateralized mortgage obligations and a corporate bond with a market value of $229,502,231 have been received as collateral and held with BNY Mellon as tri-party agent.	35,000,000
10,000,000	Barclays Capital, Inc., 0.791%, 6/22/2015, interest in a $375,000,000 collateralized loan agreement, dated 4/23/2015, in which collateralized mortgage obligations with a market value of $382,565,450 have been received as collateral and held with BNY Mellon as tri-party agent.	10,000,000
55,000,000	Citigroup Global Markets, Inc., 0.558% - 0.740%, 5/1/2015 - 6/26/2015, interest in a $195,000,000 collateralized loan agreement, dated 4/27/2015-4/30/2015, in which asset-backed securities and collateralized mortgage obligations with a market value of $198,911,097 have been received as collateral and held with BNY Mellon as tri-party agent.	55,000,000
30,000,000	Credit Suisse Securities (USA) LLC, 0.183% - 0.639%, 5/1/2015 - 6/11/2015, interest in a $600,000,000 collateralized loan agreement, dated 4/21/2015-4/30/2015, in which asset-backed securities, collateralized mortgage obligations, a common stock, a limited partnership and mutual funds with a market value of $612,045,316 have been received as collateral and held with JPMorgan Chase as tri-party agent.	30,000,000
25,000,000	HSBC Securities (USA), Inc., 0.253%, 5/1/2015, interest in a $160,000,000 collateralized loan agreement, dated 4/30/2015, in which corporate bonds and medium-term notes with a market value of $163,201,960 have been received as collateral and held with JPMorgan Chase tri-party agent.	25,000,000
10,000,000	J.P. Morgan Securities LLC, 0.365%, 6/8/2015, interest in a $400,000,000 collateralized loan agreement, dated 3/10/2015, in which asset-backed securities with a market value of $408,209,696 have been received as collateral and held with JPMorgan Chase tri-party agent.	10,000,000
20,000,000	Wells Fargo Securities LLC, 0.456%, 7/20/2015, interest in a $200,000,000 collateralized loan agreement, dated 4/20/2015, in which collateralized mortgage obligations with a market value of $204,028,050 have been received as collateral held with BNY Mellon as tri-party agent.	20,000,000
	TOTAL OTHER REPURCHASE AGREEMENTS	185,000,000
	REPURCHASE AGREEMENTS—10.5%
36,359,000	Interest in $3,500,000,000 joint repurchase agreement 0.10%, dated 4/30/2015 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $3,500,009,722 on 5/1/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2037 and the market value of those underlying securities was $3,570,009,979.	36,359,000
100,000,000	Interest in $2,500,000,000 joint repurchase agreement 0.12%, dated 4/30/2015 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $2,500,008,333 on 5/1/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 8/25/2051 and the market value of those underlying securities was $2,559,283,288.	100,000,000
	TOTAL REPURCHASE AGREEMENTS	136,359,000
	TOTAL INVESTMENTS—100.0% (AT AMORTIZED COST)[5]	1,292,376,367
	OTHER ASSETS AND LIABILITIES - NET—(0.0)%[6]	(639,116)
	TOTAL NET ASSETS—100%	$1,291,737,251
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2015, these restricted securities amounted to $259,641,715, which represented 20.1% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2015, these liquid restricted securities amounted to $259,641,715, which represented 20.1% of total net assets.
3	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
4	Denotes a variable rate security with current rate and next reset date shown.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2015.
3

Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2015, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
Regulatory Matters
On July 23, 2014, the Securities and Exchange Commission voted to amend the rules under the Investment Company Act of 1940 which currently govern the operations of the Fund. A significant change resulting from these amendments will be a requirement that institutional prime funds (i.e., not retail as defined in the amendments), transact fund shares based on a market-based Net Asset Value (NAV). Other types of money market funds may continue to transact fund shares at an NAV calculated using the amortized cost valuation method. Among additional disclosure and other requirements, the amendments also will permit a money market fund, or, in certain circumstances, require a money market fund (other than a government money market fund which satisfies the requirements of the amended rules) to impose liquidity fees on redemptions, and permit a money market fund to limit (or gate) redemptions for up to 10 business days in any 90-day period. The amendments have staggered compliance dates. Compliance with a majority of these amendments will be required on October 14, 2016, two years after the effective date for the rule amendments. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Fund's operations, financial statements and accompanying notes.
The following acronyms are used throughout this portfolio:
CDA	—Community Development Authority
EDFA	—Economic Development Finance Authority
FHLB	—Federal Home Loan Bank
FNMA	—Federal National Mortgage Association
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
LOC	—Letter of Credit
See Notes which are an integral part of the Financial Statements
4
Federated Capital Reserves Fund
Portfolio of Investments
April 30, 2015 (unaudited)
Principal Amount			Value
		ASSET-BACKED SECURITIES—4.0%
		Finance - Automotive—1.6%
$1,694,839		Ally Auto Receivables Trust 2014-SN2, Class A1, 0.250%, 10/20/2015	$1,694,839
27,126,569		AmeriCredit Automobile Receivables Trust 2015-1, Class A1, 0.300%, 1/8/2016	27,126,569
40,407,774	[1,2]	Drive Auto Receivables Trust 2015-A, Class A1, 0.470%, 3/15/2016	40,407,774
31,981,532		Santander Drive Auto Receivables Trust 2015-1, Class A1, 0.320%, 3/15/2016	31,981,532
21,913,238		SMART ABS Series 2015-1US Trust, Class A1, 0.400%, 3/14/2016	21,913,238
2,517,216	[1,2]	Westlake Automobile Receivables Trust 2014-2, Class A1, 0.350%, 10/15/2015	2,517,216
57,617,417	[1,2]	Westlake Automobile Receivables Trust 2015-1, Class A1, 0.400%, 3/15/2016	57,617,417
		TOTAL	183,258,585
		Finance - Equipment—0.8%
35,579,471	[1,2]	Ascentium Equipment Receivables LLC 2015-1A, Class A1, 0.480%, 3/10/2016	35,579,471
25,000,000	[1,2]	Axis Equipment Contract Backed Notes, Series 2015-1, Class A1, 0.520%, 4/20/2016	25,000,000
8,900,000	[1,2]	Leaf Equipment Contract Backed Notes, Series 2015-1, Class A1, 0.500%, 5/16/2016	8,900,000
16,953,668	[1,2]	Navitas Equipment Receivables LLC 2015-1, Class A1, 0.550%, 4/15/2016	16,953,668
11,065,748	[1,2]	Volvo Financial Equipment LLC, Series 2015-1, Class A1, 0.350%, 3/15/2016	11,065,748
		TOTAL	97,498,887
		Finance - Retail—1.6%
185,000,000	[1,2]	Fosse Master Issuer PLC 2015-1, Class A1, 0.361%, 1/18/2016	185,000,000
		TOTAL ASSET-BACKED SECURITIES	465,757,472
		BANK NOTES—2.1%
		Banking—2.1%
250,000,000		Bank of America N.A., 0.240% - 0.270%, 6/15/2015 - 8/14/2015	250,000,000
		TOTAL BANK NOTES	250,000,000
		CERTIFICATES OF DEPOSIT—24.2%
		Banking—24.2%
305,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.230% - 0.270%, 5/6/2015 - 8/6/2015	305,000,000
315,000,000		BNP Paribas SA, 0.250%, 5/26/2015 - 7/23/2015	315,000,000
170,000,000		Credit Agricole Corporate and Investment Bank, 0.260%, 6/1/2015	170,000,000
70,000,000		Credit Suisse, Zurich, 0.230%, 6/10/2015	70,000,000
394,000,000		DZ Bank AG Deutsche Zentral-Genossenschaftbank, 0.250% - 0.260%, 6/4/2015 - 8/18/2015	394,000,000
90,000,000		HSBC Bank USA, N.A., 0.255%, 6/9/2015	90,000,000
225,000,000		KBC Bank N.V., 0.130%, 5/6/2015	225,000,000
540,000,000		Mizuho Bank Ltd., 0.250% - 0.270%, 6/4/2015 - 7/16/2015	540,000,000
85,000,000		Natixis, 0.250%, 6/22/2015	85,000,000
191,000,000		Societe Generale, Paris, 0.250% - 0.270%, 5/8/2015 - 6/24/2015	191,000,000
50,000,000		Standard Chartered Bank plc, 0.240%, 6/11/2015	50,000,000
404,000,000		Sumitomo Mitsui Banking Corp., 0.260% - 0.270%, 5/27/2015 - 7/15/2015	404,000,000
		TOTAL CERTIFICATES OF DEPOSIT	2,839,000,000
		COMMERCIAL PAPER—26.7%[3]
		Aerospace/Auto—0.4%
18,900,000	[1,2]	Nissan Motor Acceptance Corp., (Nissan Motor Co., Ltd. Support Agreement), 0.300 - 0.400%, 5/4/2015	18,899,461
25,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. Support Agreement), 0.260%, 6/8/2015	24,993,139
		TOTAL	43,892,600
		Banking—20.3%
160,000,000	[1,2]	Alpine Securitization Corp., 0.220%, 5/18/2015	159,983,378
200,000,000	[1,2]	Barclays US Funding Corp., 0.130%, 5/1/2015	200,000,000
35,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.301% - 0.351%, 6/5/2015 - 10/22/2015	34,954,792
1

Principal Amount			Value
		COMMERCIAL PAPER—continued[3]
		Banking—continued
$95,000,000		HSBC USA, Inc., 0.245% - 0.310%, 5/14/2015 - 8/19/2015	$94,948,658
430,000,000		ING (U.S.) Funding LLC, 0.240% - 0.260%, 5/15/2015 - 7/21/2015	429,857,444
229,500,000	[1,2]	J.P. Morgan Securities LLC, 0.331% - 0.401%, 7/20/2015 - 11/24/2015	229,080,589
400,000,000		Lloyds Bank plc, London, 0.130%, 5/4/2015	399,995,667
69,000,000	[1,2]	LMA-Americas LLC, 0.250%, 5/14/2015	68,993,771
75,000,000	[1,2]	Sheffield Receivables Company LLC, 0.270%, 6/8/2015	74,978,625
100,000,000	[1,2]	Societe Generale, Paris, 0.250%, 6/16/2015	99,968,055
140,000,000		Standard Chartered Bank plc, 0.250%, 5/20/2015 - 7/23/2015	139,963,750
235,000,000	[1,2]	Starbird Funding Corp., 0.250% - 0.250%, 6/2/2015 - 7/9/2015	234,907,430
212,000,000	[1,2]	Versailles Commercial Paper LLC, 0.250% - 0.250%, 5/7/2015 - 6/15/2015	211,966,514
		TOTAL	2,379,598,673
		Chemicals—0.5%
45,100,000	[1,2]	LyondellBasell Investment LLC, (LyondellBasell Industries N.V. LOC), 0.280% - 0.500%, 5/5/2015 - 6/9/2015	45,092,369
20,600,000		PPG Industries, Inc., 0.480% - 0.490%, 5/19/2015 - 5/21/2015	20,594,875
		TOTAL	65,687,244
		Electric Power—0.5%
58,900,000		Virginia Electric & Power Co., 0.400% - 0.540%, 5/7/2015 - 6/11/2015	58,879,973
		Electrical Equipment—0.0%
2,315,000	[1,2]	Eaton Corp., (GTD by Eaton Corp. PLC), 0.450% - 0.500%, 5/14/2015 - 5/21/2015	2,314,553
		Finance - Retail—2.4%
97,000,000	[1,2]	CAFCO, LLC, 0.240% - 0.290%, 5/5/2015 - 10/13/2015	96,933,591
100,000,000	[1,2]	Chariot Funding LLC, 0.281% - 0.301%, 8/28/2015 - 9/2/2015	99,902,055
80,000,000	[1,2]	Jupiter Securitization Co. LLC, 0.271% - 0.301%, 8/14/2015 - 9/10/2015	79,923,096
		TOTAL	276,758,742
		Food & Beverage—0.2%
5,000,000	[1,2]	Agrium, Inc., 0.430%, 5/29/2015	4,998,328
16,400,000	[1,2]	General Mills, Inc., 0.290%, 5/5/2015	16,399,471
		TOTAL	21,397,799
		Miscellaneous—0.2%
21,100,000	[1,2]	Bemis Co., Inc., 0.450% - 0.460%, 6/2/2015 - 6/3/2015	21,091,354
		Oil & Oil Finance—0.6%
27,500,000	[1,2]	Devon Energy Corp., 0.400%, 5/26/2015	27,492,361
41,200,000		Motiva Enterprises LLC, 0.530% - 0.540%, 5/7/2015 - 5/11/2015	41,195,670
		TOTAL	68,688,031
		Sovereign—0.8%
100,000,000	[1,2]	Caisse des Depots et Consignations (CDC), 0.275%, 7/8/2015	99,948,055
		Telecommunications—0.7%
60,300,000	[1,2]	Bell Canada, 0.450% - 0.500%, 5/20/2015 - 5/21/2015	60,284,178
18,100,000	[1,2]	NBCUniversal Enterprise, Inc., (GTD by Comcast Corp.), 0.500% - 0.510%, 5/4/2015 - 5/13/2015	18,097,244
		TOTAL	78,381,422
		Utility Gas—0.1%
10,171,000	[1,2]	Northeast Utilities, 0.390%, 5/6/2015	10,170,449
		TOTAL COMMERCIAL PAPER	3,126,808,895
		CORPORATE BONDS—0.8%
		Banking—0.6%
10,825,000		Citigroup, Inc., 2.250%, 8/7/2015	10,872,140
17,090,000		Citigroup, Inc., 4.700%, 5/29/2015	17,146,342
18,311,000		Citigroup, Inc., 4.750%, 5/19/2015	18,349,577
15,000,000		Wells Fargo & Co., 1.500%, 7/1/2015	15,030,116
		TOTAL	61,398,175
2

Principal Amount			Value
		CORPORATE BONDS—continued
		Finance - Commercial—0.2%
$19,099,000		General Electric Capital Corp., 1.625%, 7/2/2015	$19,140,443
5,000,000		General Electric Capital Corp., 4.375%, 9/21/2015	5,077,497
		TOTAL	24,217,940
		Retail—0.0%
475,000		Wal-Mart Stores, Inc., 4.500%, 7/1/2015	478,332
		TOTAL CORPORATE BONDS	86,094,447
		MUNICIPALS—4.1%
		Banking—3.9%
124,050,000	[1,2]	BlackRock Municipal Income Quality Trust, VMTP Preferred Shares (Series T0009), 0.220%, 12/31/2015	124,050,000
56,385,000	[1,2]	BlackRock MuniHoldings Fund, Inc., VMTP Preferred Shares (Series T0017), 0.220%, 12/31/2015	56,385,000
34,140,000	[1,2]	BlackRock MuniHoldings Quality Fund, Inc., VMTP Preferred Shares (Series T0019), 0.220%, 12/31/2015	34,140,000
113,000,000	[1,2]	Blackrock MuniYield Quality Fund II, Inc., VMTP Preferred Shares (Series T0012), 0.220%, 12/31/2015	113,000,000
20,000,000	[1,2]	BlackRock Strategic Municipal Trust, VMTP Preferred Shares (Series T0015), 0.220%, 12/31/2015	20,000,000
36,915,000	[1,2]	Illinois State, Taxable PUTTER's (Series SGT01), 0.220%, 5/1/2015	36,915,000
43,575,000		New York City, NY, (Fiscal 2008 Subseries L-3), 0.130%, 5/1/2015	43,575,000
14,040,000	[1,2]	Puttable Floating Option Taxable Notes, P-Floats (Series TNP-1006), 0.400%, 5/1/2015	14,040,000
16,490,000	[1,2]	Puttable Floating Option Taxable Notes, P-Floats (Series TNP-1011), 0.400%, 5/1/2015	16,490,000
		TOTAL	458,595,000
		Municipal—0.2%
8,365,000		Baton Rouge, LA Industrial Development Board, (Series 2010B), 0.130%, 5/1/2015	8,365,000
10,000,000		Illinois Housing Development Authority, Housing Bonds, 2015 Subseries A-3, 0.120%, 5/7/2015	10,000,000
1,090,000		New Rochelle, NY, (2015 Series B), 1.500%, 3/4/2016	1,096,825
		TOTAL	19,461,825
		TOTAL MUNICIPALS	478,056,825
		NOTES-VARIABLE—20.4%[4]
		Aerospace/Auto—1.1%
63,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. Support Agreement), 0.265%, 6/10/2015	63,000,000
50,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. Support Agreement), 0.278%, 7/29/2015	50,000,000
20,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. Support Agreement), 0.285%, 7/15/2015	20,000,000
		TOTAL	133,000,000
		Banking—18.9%
20,000,000		Bank of Montreal, 0.262%, 6/3/2015	20,000,000
35,000,000		Bank of Montreal, 0.290%, 5/11/2015	35,000,000
50,000,000		Bank of Montreal, 0.310%, 5/12/2015	50,000,000
90,000,000		Bank of Montreal, 0.331%, 5/19/2015	90,000,000
18,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.291%, 9/23/2015	18,000,000
10,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.309%, 10/28/2015	10,000,000
15,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.312%, 2/17/2016	15,000,000
20,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.317%, 3/16/2016	20,000,000
10,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.326%, 3/18/2016	10,000,000
25,000,000		BMO Harris Bank, N.A., 0.321%, 5/26/2015	25,000,000
80,000,000		Canadian Imperial Bank of Commerce, 0.362%, 5/25/2015	80,000,000
4,635,000		Capital Markets Access Co. LC, ECO Stonecrest, LLC. Series 2006, (SunTrust Bank LOC), 0.340%, 5/6/2015	4,635,000
22,400,000		Carew Realty, Inc., Series 2012, (Fifth Third Bank, Cincinnati LOC), 0.240%, 5/7/2015	22,400,000
5,000,000		Cincinnati Hills Christian Academy, Inc., Series 2008, (Fifth Third Bank, Cincinnati LOC), 0.240%, 5/7/2015	5,000,000
52,525,000		Goldleaf Mortgage LLC, Series 2007-A, (BMO Harris Bank, N.A. LOC), 0.180%, 5/7/2015	52,525,000
3,780,000		Green Knight EDC., Series 2004, (Fulton Bank, N.A. LOC), 1.000%, 5/7/2015	3,780,000
9,404,200		Herman & Kittle Capital, LLC, Series 2005, (Fifth Third Bank, Cincinnati LOC), 0.240%, 5/7/2015	9,404,200
8,690,000		Maryland State EDC, Human Genome Sciences Series 1999-B, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.530%, 5/5/2015	8,690,000
3

Principal Amount			Value
		NOTES-VARIABLE—continued[4]
		Banking—continued
$7,000,000		Maryland State EDC, Series 2001A Human Genome Sciences, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.530%, 5/5/2015	$7,000,000
5,375,000		Michael Dennis Sullivan Irrevocable Trust, Series 2015, (Wells Fargo Bank, N.A. LOC), 0.170%, 5/7/2015	5,375,000
25,000,000		Michigan State Finance Authority Revenue, Series 2010-B, (PNC Bank, N.A. LOC), 0.160%, 5/7/2015	25,000,000
70,000,000		National Australia Bank Ltd., Melbourne, 0.261%, 6/18/2015	70,000,000
120,000,000		Natixis, 0.301%, 5/11/2015	120,000,000
16,000,000		New Hampshire Health and Education Facilities Authority, (Royal Bank of Canada, Montreal LOC), 0.140%, 5/7/2015	16,000,000
14,835,000		Pineview Estates LC, Series 2008, (Fifth Third Bank, Cincinnati LOC), 0.240%, 5/7/2015	14,835,000
6,180,000		R.W. Sidley, Inc., Series 2005, (Fifth Third Bank, Cincinnati LOC), 0.240%, 5/7/2015	6,180,000
125,000,000		Rabobank Nederland NV, Utrecht, 0.261%, 5/11/2015	125,000,000
100,000,000		Royal Bank of Canada, Montreal, 0.270%, 5/4/2015	100,000,000
100,000,000		Royal Bank of Canada, Montreal, 0.271%, 5/19/2015	100,000,000
115,000,000		Royal Bank of Canada, Montreal, 0.300%, 5/12/2015	115,000,000
150,000,000		Royal Bank of Canada, Montreal, 0.300%, 5/8/2015	150,000,000
8,600,000	[1,2]	Springfield Surgical Properties LLC, Series 2008, (Fifth Third Bank, Cincinnati LOC), 0.240%, 5/7/2015	8,600,000
10,000,000		State Street Bank and Trust Co., 0.324%, 7/1/2015	10,000,000
100,000,000		Sumitomo Mitsui Banking Corp., 0.281%, 5/11/2015	100,000,000
50,000,000		Toronto Dominion Bank, 0.250%, 5/6/2015	50,000,000
70,000,000		Toronto Dominion Bank, 0.270%, 5/4/2015	70,000,000
150,000,000		Toronto Dominion Bank, 0.270%, 5/4/2015	150,000,000
15,000,000		Toronto Dominion Bank, 0.271%, 5/19/2015	15,000,000
36,000,000		U.S. Bank, N.A., 0.334%, 7/1/2015	36,007,604
75,000,000		Wells Fargo Bank, N.A., 0.301%, 6/17/2015	75,000,000
364,580,000		Wells Fargo Bank, N.A., 0.405%, 6/22/2015	364,580,000
2,730,000		Yonkers, NY IDA, Salgra Realty, LLC Series 2006, (TD Bank, N.A. LOC), 0.150%, 5/7/2015	2,730,000
		TOTAL	2,215,741,804
		Finance - Commercial—0.3%
1,767,000		General Electric Capital Corp., 1.301%, 7/2/2015	1,770,149
3,790,000		Woodgrain Millwork, Inc., Series 2004, (General Electric Capital Corp. LOC), 0.130%, 5/7/2015	3,790,000
21,225,000	[1,2]	Ziegler Realty, (General Electric Capital Corp. LOC), 0.250%, 5/7/2015	21,225,000
3,880,000	[1,2]	Ziegler Realty, Series 2008, (General Electric Capital Corp. LOC), 0.250%, 5/7/2015	3,880,000
		TOTAL	30,665,149
		Government Agency—0.1%
600,000		Frogtown LLC, Series 2004, (Federal Home Loan Bank of Cincinnati LOC), 0.300%, 5/7/2015	600,000
10,057,000		Hart Family Holdings LLC, Series 2012, (Federal Home Loan Bank of Dallas LOC), 0.140%, 5/7/2015	10,057,000
		TOTAL	10,657,000
		TOTAL NOTES—VARIABLE	2,390,063,953
		OTHER REPURCHASE AGREEMENTS—7.7%
25,000,000		Barclays Capital, Inc., 0.78%, 6/22/2015, interest in a $25,000,000 collateralized loan agreement, dated 4/23/2015, in which collateralized mortgage obligations with a market value of $25,504,364 have been received as collateral and held with BNY Mellon as tri-party agent.	25,000,000
380,000,000		Citigroup Global Markets, Inc., 0.23% - 0.78%, 5/1/2015 - 6/26/2015, interest in a $380,000,000 collateralized loan agreement, dated 4/27/2015 - 4/30/2015, in which asset-backed securities, collateralized mortgage obligations and convertible bonds with a market value of $387,617,630 have been received as collateral and held with BNY Mellon as tri-party agent.	380,000,000
125,000,000		Credit Suisse Securities (USA) LLC, 0.63% , 6/4/2015 - 6/22/2015, interest in a $125,000,000 collateralized loan agreement, dated 4/21/2015 - 4/23/2015, in which asset-backed securities with a market value of $127,524,622 have been received as collateral and held with BNY Mellon as tri-party agent.	125,000,000
245,000,000		Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.35% - 0.73%, 5/1/2015 - 7/23/2015, interest in a $245,000,000 collateralized loan agreement, dated 4/24/2015 - 4/30/2015, in which asset-backed securities, collateralized mortgage obligations and corporate bonds with a market value of $249,908,402 have been received as collateral and held with BNY Mellon as tri-party agent.	245,000,000
4

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS—continued
$130,000,000	Wells Fargo Securities LLC, 0.45%, 7/15/2015, interest in a $130,000,000 collateralized loan agreement, dated 4/16/2015, in which common stock, convertible bonds, convertible preferred bonds and exchange-traded funds, Unit Investment Trust with a market value of $132,624,863 have been received as collateral and held with BNY Mellon as tri-party agent.	$130,000,000
	TOTAL OTHER REPURCHASE AGREEMENTS	905,000,000
	REPURCHASE AGREEMENTS—10.0%
674,000,000	Interest in $750,000,000 joint repurchase agreement, 0.13% dated 4/30/2015 under which Citigroup Global Markets, Inc. will repurchase the securities provided as collateral for $750,002,708 on 5/1/2015. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 2/20/2061 and the market value of those underlying securities was $766,376,497.	674,000,000
500,000,000	Interest in $1,550,000,000 joint repurchase agreement, 0.12% dated 4/30/2015 under which ABN Amro Bank N.V. will repurchase the securities provided as collateral for $1,550,005,167 on 5/1/2015. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury and U.S. Government Agency securities with various maturities to 4/1/2045 and the market value of those underlying securities was $1,586,645,361.	500,000,000
	TOTAL REPURCHASE AGREEMENTS	1,174,000,000
	TOTAL INVESTMENTS—100.0% (AT AMORTIZED COST)[5]	11,714,781,592
	OTHER ASSETS AND LIABILITIES—0.0%[6]	2,697,691
	TOTAL NET ASSETS—100%	$11,717,479,283
Securities that are subject to the federal alternative minimum tax (AMT) represent 1.0% of the Fund's portfolio as calculated based upon total market value.
1	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2015, these liquid restricted securities amounted to $2,821,146,013, which represented 24.1% of total net assets.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2015, these restricted securities amounted to $2,821,146,013, which represented 24.1% of total net assets.
3	Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.
4	Floating rate note with current rate shown.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2015.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Board of Trustees (the “Trustees”) have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions) and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
5

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2015, all investments in the Fund are valued at amortized cost which is considered a Level 2 input in valuing the Fund's assets.
Regulatory Matters
On July 23, 2014, the Securities and Exchange Commission voted to amend the rules under the Investment Company Act of 1940 which currently govern the operations of the Fund. A significant change resulting from these amendments will be a requirement that institutional prime funds (i.e. not retail as defined in the amendments), transact fund shares based on a market-based Net Asset Value (NAV). Other types of money market funds may continue to transact fund shares at an NAV calculated using the amortized cost valuation method. Among additional disclosure and other requirements, the amendments also will permit a money market fund, or, in certain circumstances, require a money market fund (other than a government money market fund which satisfies the requirements of the amended rules) to impose liquidity fees on redemptions, and permit a money market fund to limit (or gate) redemptions for up to 10 business days in any 90-day period. The amendments have staggered compliance dates. Compliance with a majority of these amendments will be required on October 14, 2016, two years after the effective date for the rule amendments. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Fund's operations, financial statements and accompanying notes.
The following acronyms are used throughout this portfolio:
EDC	—Economic Development Corporation
GTD	—Guaranteed
IDA	—Industrial Development Authority
LOC	—Letter of Credit
PUTTERs	—Puttable Tax-Exempt Receipts
VMTP	—Variable Rate Municipal Term Preferred
See Notes which are an integral part of the Financial Statements
6
Federated Government Reserves Fund
Portfolio of Investments
April 30, 2015 (unaudited)
Principal Amount			Value
		GOVERNMENT AGENCIES—46.8%
$67,000,000	[1]	Federal Farm Credit System Discount Notes, 0.090%—0.230%, 9/1/2015 - 1/14/2016	$66,938,902
843,520,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.136%—0.275%, 5/1/2015 - 5/30/2015	843,685,698
22,576,000		Federal Farm Credit System, 0.500%—6.030%, 5/1/2015 - 3/21/2016	22,668,643
732,400,000	[1]	Federal Home Loan Bank System Discount Notes, 0.086%—0.220%, 5/15/2015 - 1/26/2016	732,136,054
771,250,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.128%—0.194%, 5/4/2015 - 7/27/2015	771,231,700
1,148,950,000		Federal Home Loan Bank System, 0.125%—0.410%, 5/21/2015 - 5/27/2016	1,148,875,250
792,750,000	[1]	Federal Home Loan Mortgage Corp. Discount Notes, 0.090%—0.140%, 5/14/2015 - 9/17/2015	792,664,381
337,000,000	[2]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.163%—0.185%, 5/12/2015 - 5/16/2015	336,939,062
16,835,000		Federal Home Loan Mortgage Corp., 0.375%—0.400%, 3/30/2016 - 5/27/2016	16,845,069
424,000,000	[1]	Federal National Mortgage Association Discount Notes, 0.100%—0.185%, 5/21/2015 - 9/14/2015	423,801,366
40,000,000	[2]	Federal National Mortgage Association Floating Rate Notes, 0.150%—0.170%, 5/5/2015 - 5/21/2015	40,002,886
60,220,000		Federal National Mortgage Association, 0.375%—5.000%, 7/28/2015 - 3/30/2016	61,322,603
		TOTAL GOVERNMENT AGENCIES	5,257,111,614
		U.S. TREASURY—0.9%
100,000,000		United States Treasury Notes, 1.375%, 11/30/2015	100,679,216
		REPURCHASE AGREEMENTS—53.5%
876,000,000		Interest in $1,550,000,000 joint repurchase agreement, 0.12% dated 4/30/2015 under which ABN Amro Bank N.V. will repurchase the securities provided as collateral for $1,550,005,167 on 5/1/2015. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury and U.S. Government Agency securities with various maturities to 4/1/2045 and the market value of those underlying securities was $1,586,645,361.	876,000,000
300,000,000	[3]	Repurchase agreement, 0.08% dated 4/28/2015 under which Barclays Capital, Inc. will repurchase the securities provided as collateral for $300,020,000 on 5/28/2015. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2021 and the market value of those underlying securities was $306,002,044.	300,000,000
250,000,000		Repurchase agreement, 0.09% dated 4/24/2015 under which Barclays Capital, Inc. will repurchase the securities provided as collateral for $250,004,375 on 5/1/2015. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 1/15/2048 and the market value of those underlying securities was $255,005,282.	250,000,000
50,000,000		Repurchase agreement, 0.10% dated 4/30/2015 under which Barclays Capital, Inc. will repurchase the securities provided as collateral for $50,000,139 on 5/1/2015. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2044 and the market value of those underlying securities was $51,000,170.	50,000,000
200,000,000	[3]	Repurchase agreement, 0.13% dated 4/16/2015 under which Barclays Capital, Inc. will repurchase the securities provided as collateral for $200,023,111 on 5/18/2015. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 6/1/2042 and the market value of those underlying securities was $204,011,050.	200,000,000
100,000,000	[3]	Repurchase agreement, 0.10% dated 4/29/2015 under which BNP Paribas Securities Corp. will repurchase the securities provided as collateral for $100,010,278 on 6/5/2015. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury and U.S. Government Agency securities with various maturities to 10/20/2064 and the market value of those underlying securities was $102,334,001.	100,000,000
400,000,000		Repurchase agreement, 0.10% dated 4/30/2015 under which BNP Paribas Securities Corp. will repurchase the securities provided as collateral for $400,001,111 on 5/1/2015. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2041 and the market value of those underlying securities was $408,001,150.	400,000,000
169,000,000	[3]	Repurchase agreement, 0.10% dated 4/7/2015 under which BNP Paribas Securities Corp. will repurchase the securities provided as collateral for $169,027,697 on 6/5/2015. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 1/20/2065 and the market value of those underlying securities was $173,819,343.	169,000,000
300,000,000		Repurchase agreement, 0.11% dated 4/30/2015 under which BNP Paribas Securities Corp. will repurchase the securities provided as collateral for $300,000,917 on 5/1/2015. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury and U.S. Government Agency securities with various maturities to 4/18/2036 and the market value of those underlying securities was $306,000,968.	300,000,000
1

Principal Amount			Value
		REPURCHASE AGREEMENTS—continued
$105,000,000		Repurchase agreement, 0.12% dated 4/30/2015 under which BNP Paribas Securities Corp. will repurchase the securities provided as collateral for $105,000,350 on 5/1/2015. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 12/1/2044 and the market value of those underlying securities was $108,150,360.	$105,000,000
150,000,000		Repurchase agreement, 0.12% dated 4/30/2015 under which BNP Paribas Securities Corp. will repurchase the securities provided as collateral for $150,000,500 on 5/1/2015. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were Corporate Bonds and U.S. Government Agency securities with various maturities to 2/20/2065 and the market value of those underlying securities was $153,455,152.	150,000,000
600,000,000		Repurchase agreement, 0.08% dated 4/29/2015 under which Citigroup Global Markets, Inc. will repurchase the securities provided as collateral for $600,009,333 on 5/6/2015. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 4/15/2055 and the market value of those underlying securities was $613,098,533.	600,000,000
250,000,000		Interest in $750,000,000 joint repurchase agreement, 0.13% dated 4/30/2015 under which Citigroup Global Markets, Inc. will repurchase the securities provided as collateral for $750,002,708 on 5/1/2015. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 2/20/2061 and the market value of those underlying securities was $766,376,497.	250,000,000
250,000,000		Repurchase agreement, 0.12% dated 4/30/2015 under which Credit Suisse Securities (USA) LLC will repurchase the securities provided as collateral for $250,000,833 on 5/1/2015. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 4/15/2018 and the market value of those underlying securities was $255,003,952.	250,000,000
1,850,000,000		Repurchase agreement, 0.05% dated 4/30/2015 under which Federal Reserve Bank of New York will repurchase the securities provided as collateral for $1,850,002,569 on 5/1/2015. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2023 and the market value of those underlying securities was $1,850,002,635.	1,850,000,000
100,000,000	[3]	Repurchase agreement, 0.12% dated 2/12/2015 under which Wells Fargo Securities LLC will repurchase the securities provided as collateral for $100,030,000 on 5/13/2015. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 4/1/2045 and the market value of those underlying securities was $102,026,521.	100,000,000
50,000,000		Repurchase agreement, 0.12% dated 4/30/2015 under which Wells Fargo Securities LLC will repurchase the securities provided as collateral for $50,000,167 on 5/1/2015. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 2/20/2045 and the market value of those underlying securities was $51,000,171.	50,000,000
		TOTAL REPURCHASE AGREEMENTS	6,000,000,000
		TOTAL INVESTMENTS—101.2% (AT AMORTIZED COST)[4]	11,357,790,830
		OTHER ASSETS AND LIABILITIES - NET—(1.2)%[5]	(136,770,395)
		TOTAL NET ASSETS—100%	$11,221,020,435
1	Discount rate at time of purchase.
2	Floating rate notes with current rate and next reset date shown.
3	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2015.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with procedures describe below.
The Board of Trustees (the “Trustees”) have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party
2

pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2015, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
Regulatory Matters
On July 23, 2014, the Securities and Exchange Commission voted to amend the rules under the Investment Company Act of 1940 which currently govern the operations of the Fund. A significant change resulting from these amendments will be a requirement that institutional prime funds (i.e. not government or retail as defined in the amendments), transact fund shares based on a market-based Net Asset Value (NAV). This change does not impact government money market funds, and because it is anticipated that the Fund will constitute a government money market fund under the new rules, the Fund will be permitted to continue transacting fund shares at an NAV calculated using the amortized cost valuation method. Among additional disclosure and other requirements, the amendments also will permit a money market fund, or, in certain circumstances, require a money market fund (other than a government money market fund, like the Fund, which satisfies the requirements of the amended rules) to impose liquidity fees on redemptions, and permit a money market fund to limit (or gate) redemptions for up to 10 business days in any 90-day period. The amendments have staggered compliance dates. Compliance with a majority of these amendments will be required on October 14, 2016, two years after the effective date for the rule amendments. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Fund's operations, financial statements and accompanying notes.
3
Federated Master Trust
Portfolio of Investments
April 30, 2015 (unaudited)
Principal Amount			Value
		ASSET-BACKED SECURITIES—1.4%
		Finance - Automotive—0.6%
$542,532		AmeriCredit Automobile Receivables Trust 2015-1, Class A1, 0.300%, 1/8/2016	$542,532
83,907	[1,2]	Westlake Automobile Receivables Trust 2014-2, Class A1, 0.350%, 10/15/2015	83,907
		TOTAL	626,439
		Finance - Equipment—0.8%
790,410	[1,2]	Volvo Financial Equipment LLC, Series 2015-1, Class A1, 0.350%, 3/15/2016	790,410
		TOTAL ASSET-BACKED SECURITIES	1,416,849
		BANK NOTE—5.0%
		Finance - Banking—5.0%
5,000,000		Bank of America N.A., 0.260% - 0.270%, 6/22/2015 - 7/16/2015	5,000,000
		CERTIFICATES OF DEPOSIT—14.1%
		Finance - Banking—14.1%
3,000,000		BNP Paribas SA, 0.250%, 7/16/2015	3,000,000
4,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.250%, 5/27/2015 - 6/4/2015	4,000,000
1,000,000		DZ Bank AG Deutsche Zentral-Genossenschaftbank, 0.260%, 8/10/2015	1,000,000
3,000,000		Mizuho Bank Ltd., 0.250% - 0.260%, 5/28/2015 - 7/2/2015	3,000,000
3,000,000		Sumitomo Mitsui Banking Corp., 0.260% - 0.270%, 5/22/2015 - 6/11/2015	3,000,000
		TOTAL CERTIFICATES OF DEPOSIT	14,000,000
		COMMERCIAL PAPER—35.3%[3]
		Finance - Banking—20.2%
3,000,000	[1,2]	Barclays US Funding Corp., 0.250%, 5/5/2015	2,999,917
500,000		HSBC USA, Inc., 0.310%, 8/19/2015	499,526
5,000,000		ING (U.S.) Funding LLC, 0.250%, 6/1/2015 - 6/4/2015	4,998,861
2,500,000	[1,2]	J.P. Morgan Securities LLC, 0.331% - 0.401%, 7/20/2015 - 9/29/2015	2,496,278
2,000,000	[1,2]	LMA-Americas LLC, 0.250%, 5/14/2015 - 5/28/2015	1,999,722
2,000,000	[1,2]	Societe Generale, Paris, 0.250%, 6/16/2015	1,999,361
5,000,000		Standard Chartered Bank PLC, 0.250%, 5/20/2015 - 7/23/2015	4,998,250
		TOTAL	19,991,915
		Finance - Commercial—5.0%
2,000,000	[1,2]	Alpine Securitization Corp., 0.220%, 5/15/2015	1,999,829
3,000,000	[1,2]	Atlantic Asset Securitization LLC, 0.240%, 5/14/2015	2,999,740
		TOTAL	4,999,569
		Finance - Retail—9.1%
3,000,000	[1,2]	CAFCO, LLC, 0.250% - 0.290%, 5/18/2015 - 10/13/2015	2,998,434
4,000,000	[1,2]	Salisbury Receivables Company LLC, 0.270%, 6/8/2015	3,998,860
2,000,000	[1,2]	Starbird Funding Corp., 0.260%, 7/8/2015	1,999,018
		TOTAL	8,996,312
		Sovereign—1.0%
1,000,000	[1,2]	Caisse des Depots et Consignations (CDC), 0.275%, 7/8/2015	999,481
		TOTAL COMMERCIAL PAPER	34,987,277
		CORPORATE BOND—5.3%
		Finance - Banking—5.3%
5,247,000		Citigroup, Inc., 4.750%, 5/19/2015	5,257,928
		CORPORATE NOTE—0.9%
		Insurance—0.9%
900,000	[1,2]	New York Life Global Funding, 3.000%, 5/4/2015	900,199
1

Principal Amount			Value
		NOTES - VARIABLE—14.6%[4]
		Aerospace/Auto—3.5%
$2,000,000		BMW US Capital LLC, (GTD by Bayerische Motoren Werke AG), 0.394%, 7/17/2015	$2,000,000
1,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. SA), 0.279%, 7/29/2015	1,000,000
500,000		Toyota Motor Credit Corp., (Toyota Motor Corp. SA), 0.287%, 7/15/2015	500,000
		TOTAL	3,500,000
		Finance - Banking—8.1%
1,000,000		Bank of Montreal, 0.262%, 6/3/2015	1,000,000
1,000,000		Bank of Montreal, 0.310%, 5/12/2015	1,000,000
2,000,000		Canadian Imperial Bank of Commerce, 0.362%, 5/26/2015	2,000,000
1,000,000		Royal Bank of Canada, Montreal, 0.302%, 5/26/2015	1,000,000
1,000,000		Royal Bank of Canada, Montreal, 0.324%, 7/9/2015	1,000,000
1,000,000		Toronto Dominion Bank, 0.271%, 5/18/2015	1,000,000
1,000,000		Wells Fargo Bank, N.A., 0.301%, 6/17/2015	1,000,000
		TOTAL	8,000,000
		Finance - Retail—1.0%
1,000,000	[1,2]	Barton Capital LLC, 0.284%, 6/5/2015	1,000,000
		Government Agency—2.0%
2,000,000		Capital Trust Agency, FL, (FNMA LOC), 0.130%, 5/7/2015	2,000,000
		TOTAL NOTES—VARIABLE	14,500,000
		OTHER REPURCHASE AGREEMENTS—8.3%
		Finance - Banking—8.3%
700,000		BNP Paribas Securities Corp., 0.355%, 5/1/2015, interest in a $225,000,000 collateralized loan agreement, dated 4/30/2015, in which asset-backed securities, collateralized mortgage obligations and a corporate bond with a market value of $229,502,231 have been received as collateral and held with BNY Mellon as tri-party agent.	700,000
500,000		Citigroup Global Markets, Inc., 0.558%, 5/1/2015, interest in a $75,000,000 collateralized loan agreement, dated 4/30/2015, in which asset-backed securities and collateralized mortgage obligations with a market value of $76,501,169 have been received as collateral and held with BNY Mellon as tri-party agent.	500,000
1,000,000		HSBC Securities (USA), Inc., 0.253%, 5/1/2015, interest in a $160,000,000 collateralized loan agreement, dated 4/30/2015, in which corporate bonds and medium-term notes with a market value of $163,201,960 have been received as collateral and held with JPMorgan Chase tri-party agent.	1,000,000
2,000,000		J.P. Morgan Securities LLC, 0.355%, 7/1/2015, interest in a $250,000,000 collateralized loan agreement, dated 4/2/2015, in which asset-backed securities with a market value of $255,071,020 have been received as collateral and held with JPMorgan Chase tri-party agent.	2,000,000
1,000,000		Mitsubishi UFJ Securities (USA), Inc., 0.253%, 5/1/2015, interest in a $150,000,000 collateralized loan agreement, dated 4/2/2015, in which , asset-backed securities, corporate bonds, commercial paper, common stocks, exchange-traded funds, medium-term notes, municipal bonds, mutual funds and U.S. Government securities with a market value of $155,206,538 have been received as collateral with BNY Mellon as tri-party agent.	1,000,000
1,000,000		RBC Capital Markets, LLC, 0.294%, 6/11/2015, interest in a $300,000,000 collateralized loan agreement, dated 3/13/2015, in which corporate bonds and medium term notes with a market value of $306,120,786 have been received as collateral with BNY Mellon as tri-party agent.	1,000,000
2,000,000		Wells Fargo Securities LLC, 0.456%, 7/13/2015 - 7/20/2015, interest in $500,000,000 collateralized loan agreement, dated 4/14/2015 - 4/20/2015, in which asset-backed securities and collateralized mortgage obligations with a market value of $510,093,075 have been received as collateral with BNY Mellon as tri-party agent.	2,000,000
		TOTAL OTHER REPURCHASE AGREEMENTS	8,200,000
		REPURCHASE AGREEMENTS—15.0%
		Finance - Banking—15.0%
4,834,000		Interest in $3,500,000,000 joint repurchase agreement 0.10%, dated 4/30/2015 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $3,500,009,722 on 5/1/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2037 and the market value of those underlying securities was $3,570,009,979.	4,834,000
2

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$10,000,000	Interest in $2,500,000,000 joint repurchase agreement 0.12%, dated 4/30/2015 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $2,500,008,333 on 5/1/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 8/25/2051 and the market value of those underlying securities was $2,559,283,288.	$10,000,000
	TOTAL	14,834,000
	TOTAL REPURCHASE AGREEMENTS	14,834,000
	TOTAL INVESTMENTS—99.9% (AT AMORTIZED COST)[5]	99,096,253
	OTHER ASSETS AND LIABILITIES - NET—0.1%[6]	117,114
	TOTAL NET ASSETS—100%	$99,213,367
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2015, these restricted securities amounted to $27,265,156, which represented 27.5% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2015, these liquid restricted securities amounted to $27,265,156, which represented 27.5% of total net assets.
3	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
4	Denotes a variable rate security with current rate and next reset date shown.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2015.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2015, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
3

Regulatory Matters
On July 23, 2014, the Securities and Exchange Commission voted to amend the rules under the Investment Company Act of 1940 which currently govern the operations of the Fund. A significant change resulting from these amendments will be a requirement that institutional prime funds (i.e. not retail as defined in the amendments), transact fund shares based on a market-based Net Asset Value (NAV). Other types of money market funds may continue to transact fund shares at an NAV calculated using the amortized cost valuation method. Among additional disclosure and other requirements, the amendments also will permit a money market fund, or, in certain circumstances, require a money market fund (other than a government money market fund which satisfies the requirements of the amended rules) to impose liquidity fees on redemptions, and permit a money market fund to limit (or gate) redemptions for up to 10 business days in any 90-day period. The amendments have staggered compliance dates. Compliance with a majority of these amendments will be required on October 14, 2016, two years after the effective date for the rule amendments. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Fund's operations, financial statements and accompanying notes.
The following acronyms are used throughout this portfolio:
FNMA	—Federal National Mortgage Association
GTD	—Guaranteed
LOC	—Letter of Credit
SA	—Support Agreement
4
Federated Municipal Trust
Portfolio of Investments
April 30, 2015 (unaudited)
Principal Amount			Value
		SHORT-TERM MUNICIPALS—95.6%[1,2]
		Alabama—2.5%
$10,000,000		Columbia, AL IDB PCRB, (Series 1997) Weekly VRDNs (Alabama Power Co.), 0.140%, 5/7/2015	$$10,000,000
6,000,000		Millport, AL IDA, (Series 2011) Weekly VRDNs (Steel Dust Recycling, LLC)/(Citibank NA, New York LOC), 0.120%, 5/6/2015	6,000,000
		TOTAL	16,000,000
		Arizona—0.8%
5,000,000	[3,4]	Arizona School Facilities Board, Floater Certificates (Series 2008-3199X) Weekly VRDNs (AGM INS)/(Credit Suisse, Zurich LIQ), 0.220%, 5/7/2015	5,000,000
		California—8.5%
29,000,000	[3,4]	Golden State Tobacco Securitization Corp., CA, (DBE-1389) Weekly VRDNs (California State)/(Deutsche Bank AG GTD)/(Deutsche Bank AG LIQ), 0.250%, 5/7/2015	29,000,000
13,000,000	[3,4]	Nuveen California Dividend Advantage Municipal Fund, (NAC Series 4), Weekly VRDPs (Royal Bank of Canada, Montreal, LIQ), 0.190%, 5/7/2015	13,000,000
9,000,000	[3,4]	Nuveen California Dividend Advantage Municipal Fund, (NAC Series 5), Weekly VRDPs (Citibank NA, New York LIQ), 0.180%, 5/7/2015	9,000,000
3,700,000	[3,4]	Nuveen California Dividend Advantage Municipal Fund, (NAC Series 6), Weekly VRDPs (Citibank NA, New York LIQ), 0.180%, 5/7/2015	3,700,000
		TOTAL	54,700,000
		Colorado—3.7%
1,835,000		Colorado HFA (Class I Bonds), (Series 2007) Weekly VRDNs (Xybix Systems, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.260%, 5/7/2015	1,835,000
2,145,000		Colorado HFA, (Series 2004A) Weekly VRDNs (Popiel Properties LLC)/(UMB Bank, N.A. LOC), 0.310%, 5/7/2015	2,145,000
2,540,000		Colorado HFA, (Series 2007A) Weekly VRDNs (Monaco I, LLC)/(UMB Bank, N.A. LOC), 0.360%, 5/7/2015	2,540,000
17,500,000	[3,4]	Denver, CO City & County Airport Authority, SPEARs (Series DBE-485) Weekly VRDNs (Deutsche Bank AG GTD)/(Deutsche Bank AG LIQ), 0.260%, 5/7/2015	17,500,000
		TOTAL	24,020,000
		Connecticut—5.4%
30,500,000		Connecticut State HFA, (2008 Series E) Weekly VRDNs (Bank of America N.A. LIQ), 0.130%, 5/7/2015	30,500,000
4,000,000		Putnam, CT, 0.75% BANs, 7/1/2015	4,002,675
		TOTAL	34,502,675
		Florida—3.0%
150,000		Broward County, FL Airport Facility, (Series 2007A) Weekly VRDNs (Embraer Aircraft Holding, Inc.)/(Citibank NA, New York LOC), 0.140%, 5/6/2015	150,000
10,000,000	[3,4]	Hillsborough County, FL Aviation Authority, SPEARs (Series DBE-645) Weekly VRDNs (Deutsche Bank AG GTD)/(Deutsche Bank AG LIQ), 0.210%, 5/7/2015	10,000,000
750,000	[3,4]	Miami-Dade County, FL Aviation, Clipper Tax-Exempt Certificates Trust (Series 2009-24) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.240%, 5/7/2015	750,000
3,250,000		St. Lucie County, FL Solid Waste Disposal, (Series 2003) Daily VRDNs (Florida Power & Light Co.), 0.150%, 5/1/2015	3,250,000
4,850,000		UCF Health Facilities Corp., Capital Improvement Revenue Bonds (Series 2007) Weekly VRDNs (UCF Health Sciences Campus at Lake Nona)/(Fifth Third Bank, Cincinnati LOC), 0.200%, 5/1/2015	4,850,000
		TOTAL	19,000,000
		Georgia—1.1%
7,000,000		Burke County, GA Development Authority, (1st Series 2009) Daily VRDNs (Georgia Power Co.), 0.140%, 5/1/2015	7,000,000
		Hawaii—0.5%
3,000,000		Hawaii State Department of Budget & Finance, (Queen's Health Systems), (2015 Series B), 0.250%, 5/7/2015	3,000,000
		Idaho—1.6%
10,000,000		Power County, ID IDC, (Series 2012) Weekly VRDNs (J. R. Simplot Co.)/(Rabobank Nederland NV, Utrecht LOC), 0.150%, 5/6/2015	10,000,000
		Illinois—7.7%
4,465,000		Chicago, IL Midway Airport, (Series C-1) Weekly VRDNs (Bank of Montreal LOC), 0.130%, 5/7/2015	4,465,000
5,000,000	[3,4]	Chicago, IL O'Hare International Airport, SPEARs (DBE-1056X) Weekly VRDNs (Deutsche Bank AG GTD)/(Deutsche Bank AG LIQ), 0.380%, 5/7/2015	5,000,000
1

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Illinois—continued
$3,400,000		Harvey, IL Multifamily Revenue, (Series 1997) Weekly VRDNs (Bethlehem Village)/(Federal Home Loan Bank of Indianapolis LOC), 0.230%, 5/7/2015	$3,400,000
8,500,000		Illinois Development Finance Authority, (Series 1998) Weekly VRDNs (Glenwood School)/(Fifth Third Bank, Cincinnati LOC), 0.220%, 5/7/2015	8,500,000
11,335,000		Illinois Finance Authority, (Series 2007A) Weekly VRDNs (McKinley Foundation)/(Key Bank, N.A. LOC), 0.300%, 5/7/2015	11,335,000
14,000,000		Kane County, IL, (Series 1993) Weekly VRDNs (Glenwood School)/(Fifth Third Bank, Cincinnati LOC), 0.220%, 5/7/2015	14,000,000
3,000,000		Lockport, IL IDA, (Series 1990) Weekly VRDNs (Panduit Corp.)/(Fifth Third Bank, Cincinnati LOC), 0.200%, 5/6/2015	3,000,000
		TOTAL	49,700,000
		Indiana—1.6%
10,000,000		Posey County, IN EDA, (Series 2013A), 0.25% TOBs (Midwest Fertilizer Corp.)/(United States Treasury GTD), Mandatory Tender 11/3/2015	10,000,000
		Kentucky—1.3%
5,740,000		Maysville, KY, (Series 1996) Weekly VRDNs (Green Tokai)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.120%, 5/7/2015	5,740,000
2,320,000		Somerset, KY Industrial Building, (Series 2000) Weekly VRDNs (Wonderfuel LLC)/(Comerica Bank LOC), 0.290%, 5/7/2015	2,320,000
		TOTAL	8,060,000
		Louisiana—2.9%
3,300,000		Calcasieu Parish, LA, IDB, (Series 1998) Weekly VRDNs (HydroServe Westlake, LLC)/(JPMorgan Chase Bank, N.A. LOC), 0.150%, 5/6/2015	3,300,000
13,500,000		St. James Parish, LA, (Series 2009) Weekly VRDNs (Louisiana Sugar Refining, LLC)/(Natixis LOC), 0.270%, 5/7/2015	13,500,000
2,000,000		St. James Parish, LA, (Series 2010B-1) Weekly VRDNs (Nucor Steel Louisiana LLC)/(Nucor Corp. GTD), 0.300%, 5/6/2015	2,000,000
		TOTAL	18,800,000
		Michigan—1.4%
5,830,000		Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Goodwill Industries of Greater Grand Rapids, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.200%, 5/1/2015	5,830,000
3,000,000		Waterford, MI School District, 2014 State Aid Notes, 1.00% RANs, 9/24/2015	3,005,487
		TOTAL	8,835,487
		Mississippi—0.7%
4,650,000		Mississippi Home Corp., (Series 2004-5: Arbor Park Apartments) Weekly VRDNs (Jackson Partners LP)/(Federal National Mortgage Association LOC), 0.150%, 5/7/2015	4,650,000
		Missouri—2.8%
15,565,000		Kansas City, MO, H. Roe Bartle Convention Center (Series 2008F) Weekly VRDNs (Sumitomo Mitsui Banking Corp. LOC), 0.130%, 5/6/2014	15,565,000
2,500,000		St. Louis County, MO IDA, (Series 2008A) Daily VRDNs (International Lutheran Laymen's League)/(Fifth Third Bank, Cincinnati LOC), 0.170%, 5/1/2015	2,500,000
		TOTAL	18,065,000
		Multi State—5.3%
12,500,000	[3,4]	BlackRock MuniYield Quality Fund, Inc., (Series W-7), Weekly VRDPs (Barclays Bank PLC LIQ), 0.200%, 5/7/2015	12,500,000
298,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT) Series 2009-13 Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.260%, 5/7/2015	298,000
308,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT) Series 2009-68 Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.260%, 5/7/2015	308,000
780,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT) Series 2009-78 Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.260%, 5/7/2015	780,000
10,000,000	[3,4]	Nuveen Dividend Advantage Municipal Fund 2, [Series 2], Weekly VRDPs (Toronto-Dominion Bank LIQ), 0.200%, 5/7/2015	10,000,000
10,000,000	[3,4]	Nuveen Investment Quality Municipal Fund, Inc., (2,118 Series 1), Weekly VRDPs (Barclays Bank PLC LIQ), 0.200%, 5/7/2015	10,000,000
		TOTAL	33,886,000
		Nebraska—0.3%
2,000,000		Stanton County, NE, (Series 1998) Weekly VRDNs (Nucor Corp.), .310%, 5/6/2015	2,000,000
		Nevada—2.9%
6,350,000		Clark County, NV Airport System, (Series C-1), 2.50% Bonds, 7/1/2015	6,374,606
2,235,000		Director of the State of Nevada Department of Business and Industry, IDRBs (Series 1998A) Weekly VRDNs (575 Mill Street LLC)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.350%, 5/7/2015	2,235,000
2

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Nevada—continued
$9,900,000		Nevada Housing Division, (Series 2004) Weekly VRDNs (Sundance Village Apartments)/(Citibank NA, New York LOC), 0.150%, 5/7/2015	$9,900,000
		TOTAL	18,509,606
		New Jersey—16.4%
3,000,000		Belmar, NJ, 1.00% BANs, 9/11/2015	3,006,789
8,180,000		Belmar, NJ, 1.25% BANs, 2/12/2016	8,229,912
3,930,000		Clinton Township, NJ, 1.25% BANs, 1/27/2016	3,951,769
7,929,999		Edison Township, NJ, 1.00% BANs, 2/12/2016	7,967,201
7,000,000		Evesham Township, NJ, (Series 2014A), 1.00% BANs, 5/21/2015	7,001,638
3,935,000	[3,4]	Garden State Preservation Trust, NJ, PUTTERs (Series 2865Z) Weekly VRDNs (New Jersey State)/(AGM INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.260%, 5/7/2015	3,935,000
6,500,000		Linden, NJ, 1.00% BANs, 5/1/2015	6,500,000
1,145,000		New Jersey EDA Weekly VRDNs (Services for Children with Hidden Intelligence, Inc.)/(Fulton Bank, N.A. LOC), 0.650%, 5/7/2015	1,145,000
5,000,000	[3,4]	New Jersey Higher Education Assistance Authority, RBC Muni Trust (Series 2008-L35) Weekly VRDNs (Royal Bank of Canada, Montreal LIQ)/(Royal Bank of Canada, Montreal LOC), 0.130%, 5/7/2015	5,000,000
6,200,000	[3,4]	New Jersey Housing & Mortgage Finance Agency, P-Floats (Series PT-4661) Weekly VRDNs (Bank of America N.A. LIQ), 0.140%, 5/7/2015	6,200,000
5,085,000	[3,4]	New Jersey State EDA , SPEARs (Series DBE-1143X) Weekly VRDNs (New Jersey State)/(Deutsche Bank AG GTD)/(Deutsche Bank AG LIQ), 0.220%, 5/7/2015	5,085,000
11,500,000	[3,4]	New Jersey State Educational Facilities Authority, (Series DBE-1307) Weekly VRDNs (New Jersey State)/(Deutsche Bank AG GTD)/(Deutsche Bank AG LIQ), 0.220%, Optional Tender 5/28/2015	11,500,000
7,000,000	[3,4]	New Jersey State Transportation Trust Fund Authority, SPEARs (DBE-1138X) Weekly VRDNs (New Jersey State)/(Deutsche Bank AG GTD)/(Deutsche Bank AG LIQ), 0.370%, 5/7/2015	7,000,000
5,000,000	[3,4]	New Jersey State Transportation Trust Fund Authority, SPEARs (Series DBE-297) Weekly VRDNs (New Jersey State)/(Deutsche Bank AG GTD)/(Deutsche Bank AG LIQ), 0.230%, 5/7/2015	5,000,000
6,500,000		North Wildwood, NJ, 1.00% BANs, 8/26/2015	6,507,855
8,000,000	[3,4]	Nuveen New Jersey Dividend Advantage Municipal Fund, (NXJ Series 2), Weekly VRDPs (Royal Bank of Canada Montreal LIQ), 0.190%, 5/7/2015	8,000,000
2,178,700		Palmyra Borough, NJ, (Series 2015A), 1.50% BANs, 10/6/2015	2,186,892
2,439,000		Seaside Park, NJ, (Series 2014A), 1.25% BANs, 5/28/2015	2,439,805
4,281,039		Wantage Township, NJ, 1.25% BANs, 11/30/2015	4,295,901
		TOTAL	104,952,762
		New York—6.3%
5,000,000		Ausable Valley, NY CSD, 0.75% BANs, 6/25/2015	5,002,320
2,275,000		Concord, NY, 1.25% BANs, 2/25/2016	2,286,137
3,205,000		Eden, NY, 1.25% BANs, 3/10/2016	3,220,013
4,225,000		Fulton, NY City School District, 0.75% BANs, 7/17/2015	4,228,816
4,885,000		Mt. Vernon, NY City School District, 1.00% BANs, 8/20/2015	4,889,858
1,295,000		New York City, NY IDA, IDRBs (Series 2003) Weekly VRDNs (Novelty Crystal Corp.)/(TD Bank, N.A. LOC), 0.250%, 5/7/2015	1,295,000
6,165,000	[3,4]	New York State Mortgage Agency, ROCs (Series 11702) Weekly VRDNs (Citibank NA, New York LIQ), 0.160%, 5/7/2015	6,165,000
4,000,000		Oceanside, NY Union Free School District, 0.75% BANs, 7/10/2015	4,003,207
5,115,000		Schoharie County, NY, 1.00% BANs, 11/13/2015	5,127,827
4,300,000		Westchester County, NY, 0.50% TANs, 5/26/2015	4,301,229
		TOTAL	40,519,407
		Ohio—1.0%
3,500,000		Canton, OH, 1.00% BANs, 4/21/2016	3,520,312
2,860,000		Painesville, OH, 1.125% BANs, 2/24/2016	2,876,915
		TOTAL	6,397,227
		Oklahoma—0.1%
516,499	[3,4]	Clipper Tax-Exempt Certificates Trust (Oklahoma AMT) Series 2009-5 Weekly VRDNs (Oklahoma HFA)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.230%, 5/7/2015	516,499
3

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Oregon—1.6%
$10,000,000		Oregon State Housing and Community Services Department, Single-Family Mortgage Program (2008 Series I) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.140%, 5/7/2015	$10,000,000
		Pennsylvania—2.6%
13,900,000		Emmaus, PA General Authority, (Series 1996) Weekly VRDNs (AGM INS)/(Wells Fargo Bank, N.A. LIQ), 0.300%, 5/6/2015	13,900,000
3,000,000	[3,4]	Nuveen Pennsylvania Investment Quality Municipal Fund, (1125 Series 2) Weekly VRDPs (Royal Bank of Canada Montreal LIQ), 0.210%, 5/7/2015	3,000,000
		TOTAL	16,900,000
		Rhode Island—1.5%
6,555,000		Rhode Island State Health and Educational Building Corp., (Series 2005A: Catholic School Pool Program Issue) Daily VRDNs (Citizens Bank, N.A., Providence LOC), 0.200%, 5/1/2015	6,555,000
2,900,000		Rhode Island State Health and Educational Building Corp., (Series 2007) Weekly VRDNs (CVS-Highlander Charter School, Inc.)/(Citizens Bank, N.A., Providence LOC), 0.250%, 5/6/2015	2,900,000
		TOTAL	9,455,000
		South Carolina—0.1%
1,000,000		Berkeley County, SC IDB, (Series 1997) Weekly VRDNs (Nucor Corp.), 0.310%, 5/6/2015	1,000,000
		Tennessee—2.2%
2,200,000		Memphis-Shelby County, TN Industrial Development Board—PCRBs, (Series 2007) Weekly VRDNs (Nucor Steel Memphis, Inc.)/(Nucor Corp. GTD), 0.310%, 5/1/2015	2,200,000
5,970,000		Metropolitan Government Nashville & Davidson County, TN HEFA, (Series 2008) Weekly VRDNs (Mur-Ci Homes, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.200%, 5/1/2015	5,970,000
5,965,000		Metropolitan Government Nashville & Davidson County, TN HEFA, (Series 2009) Weekly VRDNs (Meharry Medical College)/(Fifth Third Bank, Cincinnati LOC), 0.200%, 5/1/2015	5,965,000
		TOTAL	14,135,000
		Texas—2.2%
14,370,000		Harris County, TX Housing Finance Corp., Park at Kirkstall Apartments (Series 2002) Weekly VRDNs (Harris Park Partners LP)/(Wells Fargo Bank, N.A. LOC), 0.150%, 5/7/2015	14,370,000
		Virginia—0.5%
3,250,000		Halifax, VA IDA, MMMs, PCR (Series 1992), 0.40% CP (Virginia Electric & Power Co.), Mandatory Tender 5/7/2015	3,250,000
		Washington—4.8%
6,125,000		Port Bellingham, WA Industrial Development Corp., (Series 2006) Weekly VRDNs (Hempler Foods Group LLC)/(Bank of Montreal LOC), 0.190%, 5/7/2015	6,125,000
24,600,000		Washington State Housing Finance Commission: MFH , (Series 2007A) Weekly VRDNs (Merrill Gardens at Kirkland LLC)/(Bank of America N.A. LOC), 0.150%, 5/7/2015	24,600,000
		TOTAL	30,725,000
		Wisconsin—2.3%
7,710,000		Janesville, WI, (Series 1992) Weekly VRDNs (Seneca Foods Corp.)/(Royal Bank of Scotland NV LOC), 0.300%, 5/7/2015	7,710,000
4,000,000		Rothschild Village, WI, (Series 2007) Weekly VRDNs (Schuette, Inc.)/(BMO Harris Bank, N.A. LOC), 0.480%, 5/7/2015	4,000,000
2,910,000		Wisconsin State HEFA, (Series 2008) Weekly VRDNs (Wisconsin Lutheran Child & Family Services, Inc.)/(BMO Harris Bank, N.A. LOC), 0.300%, 5/7/2015	2,910,000
		TOTAL	14,620,000
		TOTAL INVESTMENTS—95.6% (AT AMORTIZED COST)[5]	612,569,663
		OTHER ASSETS AND LIABILITIES - NET—4.4%[6]	28,278,089
		TOTAL NET ASSETS—100%	$640,847,752
Securities that are subject to the federal alternative minimum tax (AMT) represent 47.5% of the Fund's portfolio as calculated based upon total market value.
1	Current rate and next reset date shown for Variable Rate Instruments.
2	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investor Services, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the
4

second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different categories should be identified as a First or Second Tier security.
At April 30, 2015, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
96.6%	3.4%
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2015, these restricted securities amounted to $188,237,499, which represented 29.4% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2015, these liquid restricted securities amounted to $188,237,499, which represented 29.4% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2015.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2015, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
Regulatory Matters
On July 23, 2014, the Securities and Exchange Commission voted to amend the rules under the Investment Company Act of 1940 which currently govern the operations of the Fund. A significant change resulting from these amendments will be a requirement that institutional prime funds (i.e., not retail as defined in the amendments), transact fund shares based on a market-based Net Asset Value (NAV). Other types of money market funds may continue to transact fund shares at an NAV calculated using the amortized cost valuation method. Among additional disclosure and other requirements, the amendments also will permit a money market fund, or, in certain circumstances, require a money market fund (other than a government money market fund which satisfies the requirements of the amended rules) to impose liquidity fees on redemptions, and permit a money market fund to limit (or gate) redemptions for up to 10 business days in any 90-day period. The amendments have staggered compliance dates. Compliance with a majority of these amendments will be required on October 14, 2016, two years after the effective date for the rule amendments. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Fund's operations, financial statements and accompanying notes.
5

The following acronyms are used throughout this portfolio:
AG	—Assured Guaranty
AGM	—Assured Guaranty Municipal Corp.
AMT	—Alternative Minimum Tax
BANs	—Bond Anticipation Notes
COL	—Collateralized
CP	—Commercial Paper
CSD	—Central School District
EDA	—Economic Development Authority
GNMA	—Government National Mortgage Association
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IDC	—Industrial Development Corporation
IDRBs	—Industrial Development Revenue Bonds
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MFH	—Multi-Family Housing
MMMs	—Money Market Municipals
PCR	—Pollution Control Revenue
PCRBs	—Pollution Control Revenue Bonds
PUTTERs	—Puttable Tax-Exempt Receipts
RANs	—Revenue Anticipation Notes
ROCs	—Reset Option Certificates
SPEARs	—Short Puttable Exempt Adjustable Receipts
TANs	—Tax Anticipation Notes
TOBs	—Tender Option Bonds
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
6
Federated Government Obligations Fund
Portfolio of Investments
April 30, 2015 (unaudited)
Principal Amount or Shares			Value
		GOVERNMENT AGENCIES—47.5%
$1,789,441,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.141% - 0.273%, 5/1/2015 - 5/30/2015	$1,789,692,545
1,743,105,000	[2]	Federal Home Loan Bank System Discount Notes, 0.086% - 0.220%, 5/1/2015 - 1/26/2016	1,742,570,678
2,023,250,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.128% - 0.194%, 5/2/2015 - 7/27/2015	2,023,203,280
3,139,920,000		Federal Home Loan Bank System, 0.100% - 1.000%, 5/12/2015 - 5/27/2016	3,139,980,473
1,130,000,000	[2]	Federal Home Loan Mortgage Corp. Discount Notes, 0.080% - 0.140%, 5/14/2015 - 9/17/2015	1,129,835,493
825,500,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.163% - 0.185%, 5/12/2015 - 5/16/2015	825,349,156
1,034,500,000	[2]	Federal National Mortgage Association Discount Notes, 0.100% - 0.185%, 5/21/2015 - 9/14/2015	1,034,032,438
48,000,000	[1]	Federal National Mortgage Association Floating Rate Notes, 0.148%, 5/5/2015	47,998,781
74,000,000		Federal National Mortgage Association, 0.500% - 5.000%, 10/22/2015 - 3/15/2016	75,039,750
583,418,275	[1]	Housing and Urban Development Floating Rate Notes, 0.474%, 5/1/2015	583,418,275
		TOTAL GOVERNMENT AGENCIES	12,391,120,869
		U.S. TREASURY—1.2%
300,000,000		United States Treasury Notes, 1.375%, 11/30/2015	302,037,649
		REPURCHASE AGREEMENTS—52.4%
400,000,000		Repurchase agreement 0.12%, dated 4/30/2015 under which ABN Amro Bank N.V., Netherlands will repurchase securities provided as collateral for $400,001,333 on 5/1/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 2/1/2045 and the market value of those underlying securities was $409,313,895.	400,000,000
250,000,000		Repurchase agreement 0.13%, dated 4/30/2015 under which ABN Amro Bank N.V., Netherlands will repurchase securities provided as collateral for $250,000,903 on 5/1/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities and a U.S. Treasury security with various maturities to 5/1/2045 and the market value of those underlying securities was $256,250,094.	250,000,000
450,000,000		Repurchase agreement 0.12%, dated 4/30/2015 under which Bank of Nova Scotia will repurchase securities provided as collateral for $450,001,500 on 5/1/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 4/20/2062 and the market value of those underlying securities was $459,020,405.	450,000,000
794,010,000		Interest in $1,080,000,000 joint repurchase agreement 0.12%, dated 4/30/2015 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,080,003,600 on 5/1/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 10/1/2043 and the market value of those underlying securities was $1,101,603,672.	794,010,000
166,500,000	[3]	Interest in $250,000,000 joint repurchase agreement 0.22%, dated 3/5/2015 under which Bank of Nova Scotia will repurchase securities provided as collateral for $250,414,028 on 12/1/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities and a U.S. Treasury security with various maturities to 5/20/2062 and the market value of those underlying securities was $255,088,825.	166,500,000
170,000,000	[3]	Interest in $200,000,000 joint repurchase agreement 0.08%, dated 4/28/2015 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $200,013,333 on 5/28/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 3/31/2022 and the market value of those underlying securities was $204,001,361.	170,000,000
461,000,000		Interest in $750,000,000 joint repurchase agreement 0.09%, dated 4/24/2015 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $750,013,125 on 5/1/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 11/20/2024 and the market value of those underlying securities was $765,013,958.	461,000,000
170,000,000	[3]	Interest in $200,000,000 joint repurchase agreement 0.10%, dated 4/14/2015 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $200,016,111 on 5/13/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 11/1/2044 and the market value of those underlying securities was $204,009,634.	170,000,000
500,000,000	[3]	Interest in $800,000,000 joint repurchase agreement 0.13%, dated 4/16/2015 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $800,092,444 on 5/18/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 1/1/2045 and the market value of those underlying securities was $816,044,201.	500,000,000
200,000,000		Repurchase agreement 0.11%, dated 4/30/2015 under which BMO Capital Markets Corp. will repurchase securities provided as collateral for $200,000,611 on 5/1/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 7/15/2032 and the market value of those underlying securities was $204,001,297.	200,000,000
1

Principal Amount or Shares			Value
		REPURCHASE AGREEMENTS—continued
$96,442,000	[3]	Interest in $200,000,000 joint repurchase agreement 0.09%, dated 4/20/2015 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $200,014,000 on 5/18/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 3/20/2065 and the market value of those underlying securities was $204,300,360.	$96,442,000
371,500,000	[3]	Interest in $581,000,000 joint repurchase agreement 0.10%, dated 4/7/2015 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $581,095,219 on 6/5/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 4/20/2065 and the market value of those underlying securities was $593,727,906.	371,500,000
249,000,000	[3]	Interest in $380,000,000 joint repurchase agreement 0.10%, dated 4/29/2015 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $380,039,056 on 6/5/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 4/20/2065 and the market value of those underlying securities was $387,848,226.	249,000,000
333,000,000	[3]	Interest in $500,000,000 joint repurchase agreement 0.12%, dated 4/29/2015 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $500,056,667 on 6/2/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities and a U.S. Treasury security with various maturities to 3/20/2065 and the market value of those underlying securities was $511,364,445.	333,000,000
166,000,000	[3]	Interest in $250,000,000 joint repurchase agreement 0.12%, dated 4/29/2015 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $250,029,167 on 6/3/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 11/15/2050 and the market value of those underlying securities was $255,907,345.	166,000,000
55,000,000		Repurchase agreement 0.12%, dated 4/30/2015 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $55,000,183 on 5/1/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 4/1/2045 and the market value of those underlying securities was $56,650,190.	55,000,000
478,412,000		Interest in $3,500,000,000 joint repurchase agreement 0.10%, dated 4/30/2015 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $3,500,009,722 on 5/1/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2037 and the market value of those underlying securities was $3,570,009,979.	478,412,000
500,000,000		Repurchase agreement 0.12%, dated 4/30/2015 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $500,001,667 on 5/1/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 8/1/2043 and the market value of those underlying securities was $510,001,700.	500,000,000
2,250,000,000		Repurchase agreement 0.05%, dated 4/30/2015 under which Federal Reserve Bank of New York will repurchase a security provided as collateral for $2,250,003,125 on 5/1/2015. The security provided as collateral at the end of the period held with BNY Mellon as tri-party agent, was a U.S. Treasury security maturing on 2/28/2018 and the market value of that underlying security was $2,250,003,171.	2,250,000,000
300,000,000		Repurchase agreement 0.12%, dated 4/30/2015 under which HSBC Securities (USA), Inc. will repurchase securities provided as collateral for $300,001,000 on 5/1/2015. The securities provided as collateral at the end of the period held with JPMorgan Chase tri-party agent, were U.S. Government Agency securities with various maturities to 11/1/2044 and the market value of those underlying securities was $309,003,179.	300,000,000
258,140,000		Repurchase agreement 0.12%, dated 4/30/2015 under which ING Financial Markets LLC will repurchase securities provided as collateral for $258,140,860 on 5/1/2015. The securities provided as collateral at the end of the period held with JPMorgan Chase tri-party agent, were U.S. Government Agency securities with various maturities to 3/1/2045 and the market value of those underlying securities was $264,365,049.	258,140,000
400,000,000	[3]	Repurchase agreement 0.18%, dated 1/6/2015 under which ING Financial Markets LLC will repurchase securities provided as collateral for $400,362,000 on 7/6/2015. The securities provided as collateral at the end of the period held with JPMorgan Chase tri-party agent, were U.S. Government Agency securities with various maturities to 10/25/2044 and the market value of those underlying securities was $412,237,540.	400,000,000
150,000,000	[3]	Interest in $400,000,000 joint repurchase agreement 0.18%, dated 1/6/2015 under which ING Financial Markets LLC will repurchase securities provided as collateral for $400,362,000 on 7/6/2015. The securities provided as collateral at the end of the period held with JPMorgan Chase tri-party agent, were U.S. Government Agency securities with various maturities to 1/1/2045 and the market value of those underlying securities was $412,237,690.	150,000,000
450,000,000		Repurchase agreement 0.13%, dated 4/30/2015 under which JPMorgan Securities LLC will repurchase securities provided as collateral for $450,001,625 on 5/1/2015. The securities provided as collateral at the end of the period held with JPMorgan Chase tri-party agent, were U.S. Government Agency securities with various maturities to 1/15/2054 and the market value of those underlying securities was $460,089,803.	450,000,000
500,000,000		Interest in $1,500,000,000 joint repurchase agreement 0.13%, dated 4/30/2015 under which Merrill Lynch, Pierce, Fenner and Smith will repurchase securities provided as collateral for $1,500,005,417 on 5/1/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2044 and the market value of those underlying securities was $1,530,005,577.	500,000,000
300,000,000		Repurchase agreement 0.08%, dated 4/29/2015 under which Mitsubishi UFJ Securities (USA), Inc. will repurchase securities provided as collateral for $300,004,667 on 5/6/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 9/16/2044 and the market value of those underlying securities was $309,001,279.	300,000,000
2

Principal Amount or Shares			Value
		REPURCHASE AGREEMENTS—continued
$1,050,000,000		Interest in $1,100,000,000 joint repurchase agreement 0.13%, dated 4/30/2015 under which Mitsubishi UFJ Securities (USA), Inc. will repurchase securities provided as collateral for $1,100,003,972 on 5/1/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities and a U.S. Treasury security with various maturities to 3/20/2045 and the market value of those underlying securities was $1,132,996,804.	$1,050,000,000
200,000,000		Interest in $2,500,000,000 joint repurchase agreement 0.12%, dated 4/30/2015 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $2,500,008,333 on 5/1/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 8/25/2051 and the market value of those underlying securities was $2,559,283,288.	200,000,000
500,000,000		Interest in $1,000,000,000 joint repurchase agreement 0.10%, dated 4/30/2015 under which RBC Capital Markets, LLC will repurchase securities provided as collateral for $1,000,002,778 on 5/1/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2044 and the market value of those underlying securities was $1,020,002,914.	500,000,000
148,854,000	[3]	Interest in $500,000,000 joint repurchase agreement 0.11%, dated 4/14/2015 under which RBC Capital Markets, LLC will repurchase securities provided as collateral for $500,044,306 on 5/13/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 10/16/2056 and the market value of those underlying securities was $514,975,947.	148,854,000
226,000,000	[3]	Interest in $360,000,000 joint repurchase agreement 0.12%, dated 4/10/2015 under which RBC Capital Markets, LLC will repurchase securities provided as collateral for $360,108,000 on 7/9/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 4/20/2045 and the market value of those underlying securities was $367,237,461.	226,000,000
150,000,000	[3]	Repurchase agreement 0.10%, dated 4/29/2015 under which Societe Generale, New York will repurchase securities provided as collateral for $150,013,750 on 6/1/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 4/1/2045 and the market value of those underlying securities was $154,500,617.	150,000,000
250,000,000		Repurchase agreement 0.16%, dated 4/30/2015 under which Societe Generale, New York will repurchase securities provided as collateral for $250,001,111 on 5/1/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 1/1/2045 and the market value of those underlying securities was $255,029,577.	250,000,000
250,000,000		Repurchase agreement 0.09%, dated 4/28/2015 under which TD Securities (USA), LLC will repurchase securities provided as collateral for $250,004,375 on 5/5/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 2/1/2045 and the market value of those underlying securities was $255,002,012.	250,000,000
307,000,000	[3]	Interest in $450,000,000 joint repurchase agreement 0.12%, dated 2/12/2015 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $450,135,000 on 5/13/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 5/1/2045 and the market value of those underlying securities was $460,038,721.	307,000,000
25,000,000		Repurchase agreement 0.12%, dated 4/30/2015 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $25,000,083 on 5/1/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 4/20/2045 and the market value of those underlying securities was $25,500,085.	25,000,000
166,000,000	[3]	Interest in $250,000,000 joint repurchase agreement 0.13%, dated 3/30/2015 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $250,083,958 on 7/1/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 4/1/2045 and the market value of those underlying securities was $255,029,467.	166,000,000
		TOTAL REPURCHASE AGREEMENTS	13,691,858,000
		TOTAL INVESTMENTS—101.1% (AT AMORTIZED COST)[4]	26,385,016,518
		OTHER ASSETS AND LIABILITIES - NET—(1.1)%[5]	(274,218,299)
		TOTAL NET ASSETS—100%	$26,110,798,219
1	Floating rate notes with current rate(s) and next reset date(s) shown.
2	Discount rate(s) at time of purchase.
3	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2015.
3

Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Fund's Board of Trustees (the “Trustees”) have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2015, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
Regulatory Matters
On July 23, 2014, the Securities and Exchange Commission voted to amend the rules under the Investment Company Act of 1940 which currently governs the operations of the Fund. A significant change resulting from these amendments will be a requirement that institutional prime funds (i.e. not government or retail as defined in the amendments), transact fund shares based on a market-based Net Asset Value (NAV). This change does not impact government money market funds, and because it is anticipated that the Fund will constitute a government money market fund under the new rules, the Fund will be permitted to continue transacting fund shares at an NAV calculated using the amortized cost valuation method. Among additional disclosure and other requirements, the amendments also will permit a money market fund, or, in certain circumstances, require a money market fund (other than a government money market fund, like the Fund, which satisfies the requirements of the amended rules) to impose liquidity fees on redemptions, and permit a money market fund to limit (or gate) redemptions for up to 10 business days in any 90-day period. The amendments have staggered compliance dates. Compliance with a majority of these amendments will be required on October 14, 2016, two years after the effective date for the rule amendments. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Fund's operations, financial statements and accompanying notes.
The following acronym is used throughout this portfolio:
LLC	—Limited Liability Corporation
4
Federated Government Obligations Tax-Managed Fund
Portfolio of Investments
April 30, 2015 (unaudited)
Principal Amount			Value
		GOVERNMENT AGENCIES—77.5%
$839,000,000	[1]	Federal Farm Credit System Discount Notes, 0.050% - 0.200%, 5/4/2015 - 11/12/2015	$838,809,465
910,750,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.129% - 0.290%, 5/2/2015 - 5/26/2015	910,744,759
21,500,000		Federal Farm Credit System, 0.190% - 0.500%, 5/1/2015 - 11/4/2015	21,509,572
1,254,815,000	[1]	Federal Home Loan Bank System Discount Notes, 0.060% - 0.140%, 5/1/2015 - 8/3/2015	1,254,700,627
417,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.139% - 0.770%, 5/8/2015 - 6/18/2015	417,001,111
413,000,000		Federal Home Loan Bank System, 0.090% - 0.700%, 5/4/2015 - 10/28/2015	413,010,144
96,250,000	[1]	Tennessee Valley Authority Discount Notes, 0.050%, 5/12/2015	96,248,530
13,310,000		Tennessee Valley Authority, 4.375%, 6/15/2015	13,379,174
		TOTAL GOVERNMENT AGENCIES	3,965,403,382
		U.S. TREASURY—22.6%
100,000,000		United States Treasury Bills, 0.070%, 7/30/2015	99,982,500
214,000,000	[2]	United States Treasury Floating Rate Notes, 0.065%, 5/5/2015	213,987,859
183,000,000		United States Treasury Notes, 0.250%, 5/31/2015	183,029,473
50,000,000		United States Treasury Notes, 0.250%, 7/15/2015	50,018,601
83,000,000		United States Treasury Notes, 0.375%, 6/30/2015	83,044,464
222,000,000		United States Treasury Notes, 1.250%, 9/30/2015	223,052,151
50,000,000		United States Treasury Notes, 1.375%, 11/30/2015	50,350,182
198,500,000		United States Treasury Notes, 1.750%, 7/31/2015	199,323,088
54,000,000		United States Treasury Notes, 4.125%, 5/15/2015	54,085,182
		TOTAL U.S. TREASURY	1,156,873,500
		TOTAL INVESTMENTS—100.1% (AT AMORTIZED COST)[3]	5,122,276,882
		OTHER ASSETS AND LIABILITIES—(0.1)%[4]	(4,853,591)
		NET ASSETS—100%	$5,117,423,291
1	Discount rate at time of purchase.
2	Floating rate notes with current rate and maturity or tender date shown.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2015.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Board of Trustees (the “Trustees”) have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
1

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of March 31, 2015, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
Regulatory Matters
On July 23, 2014, the Securities and Exchange Commission voted to amend the rules under the Investment Company Act of 1940 which currently govern the operations of the Fund. A significant change resulting from these amendments will be a requirement that institutional prime funds (i.e., not government or retail as defined in the amendments), transact fund shares based on a market-based Net Asset Value (NAV). This change does not impact government money market funds, and because it is anticipated that the Fund will constitute a government money market fund under the new rules, the Fund will be permitted to continue transacting fund shares at an NAV calculated using the amortized cost valuation method. Among additional disclosure and other requirements, the amendments also will permit a money market fund, or, in certain circumstances, require a money market fund (other than a government money market fund, like the Fund, which satisfies the requirements of the amended rules) to impose liquidity fees on redemptions, and permit a money market fund to limit (or gate) redemptions for up to 10 business days in any 90-day period. The amendments have staggered compliance dates. Compliance with a majority of these amendments will be required on October 14, 2016, two years after the effective date for the rule amendments. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Fund's operations, financial statements and accompanying notes.
2
Federated Liberty U.S. Government Money Market Trust
Portfolio of Investments
April 30, 2015 (unaudited)
Principal Amount			Value
		GOVERNMENT AGENCIES—44.0%
$6,889,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.143% - 0.275%, 5/1/2015 - 5/30/2015	$6,890,292
500,000		Federal Farm Credit System, 1.500%, 11/16/2015	503,422
8,550,000	[2]	Federal Home Loan Bank System Discount Notes, 0.070% - 0.140%, 5/1/2015 - 8/5/2015	8,549,045
7,400,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.139% - 0.194%, 5/4/2015 - 7/27/2015	7,399,782
10,025,000		Federal Home Loan Bank System, 0.180% - 0.450%, 8/21/2015 - 3/11/2016	10,026,006
5,500,000	[2]	Federal Home Loan Mortgage Corp. Discount Notes, 0.090% - 0.220%, 5/14/2015 - 6/25/2015	5,499,583
3,500,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.163% - 0.185%, 5/12/2015 - 5/16/2015	3,499,398
2,000,000		Federal Home Loan Mortgage Corp., 4.375%, 7/17/2015	2,017,929
1,500,000	[2]	Federal National Mortgage Association Discount Notes, 0.180%, 9/1/2015	1,499,077
473,000	[1]	Federal National Mortgage Association Floating Rate Notes, 0.150% - 0.224%, 5/5/2015 - 7/1/2015	472,994
669,000		Federal National Mortgage Association, 0.500%, 3/30/2016	670,007
		TOTAL GOVERNMENT AGENCIES	47,027,535
		REPURCHASE AGREEMENTS—55.1%
500,000	[3]	Interest in $250,000,000 joint repurchase agreement 0.22%, dated 3/5/2015 under which Bank of Nova Scotia will repurchase securities provided as collateral for $250,414,028 on 12/1/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities and a U.S. Treasury security with various maturities to 5/20/2062 and the market value of those underlying securities was $255,088,825.	500,000
2,000,000		Interest in $750,000,000 joint repurchase agreement 0.09%, dated 4/24/2015 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $750,013,125 on 5/1/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 11/20/2024 and the market value of those underlying securities was $765,013,958.	2,000,000
2,000,000	[3]	Interest in $800,000,000 joint repurchase agreement 0.13%, dated 4/16/2015 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $800,092,444 on 5/18/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 1/1/2045 and the market value of those underlying securities was $816,044,201.	2,000,000
1,500,000	[3]	Interest in $581,000,000 joint repurchase agreement 0.10%, dated 4/7/2015 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $581,095,219 on 6/5/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 4/20/2065 and the market value of those underlying securities was $593,727,906.	1,500,000
1,000,000	[3]	Interest in $380,000,000 joint repurchase agreement 0.10%, dated 4/29/2015 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $380,039,056 on 6/5/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 4/20/2065 and the market value of those underlying securities was $387,848,226.	1,000,000
1,000,000	[3]	Interest in $500,000,000 joint repurchase agreement 0.12%, dated 4/29/2015 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $500,056,667 on 6/2/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities and a U.S. Treasury security with various maturities to 3/20/2065 and the market value of those underlying securities was $511,364,445.	1,000,000
1,000,000	[3]	Interest in $250,000,000 joint repurchase agreement 0.12%, dated 4/29/2015 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $250,029,167 on 6/3/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 11/15/2050 and the market value of those underlying securities was $255,907,345.	1,000,000
2,000,000		Interest in $900,000,000 joint repurchase agreement 0.08%, dated 4/29/2015 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $900,014,000 on 5/6/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 8/25/2054 and the market value of those underlying securities was $923,575,637.	2,000,000
12,791,000		Interest in $3,500,000,000 joint repurchase agreement 0.10%, dated 4/30/2015 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $3,500,009,722 on 5/1/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2037 and the market value of those underlying securities was $3,570,009,979.	12,791,000
2,000,000	[3]	Interest in $400,000,000 joint repurchase agreement 0.18%, dated 1/6/2015 under which ING Financial Markets LLC will repurchase securities provided as collateral for $400,362,000 on 7/6/2015. The securities provided as collateral at the end of the period held with JPMorgan Chase tri-party agent, were U.S. Government Agency securities with various maturities to 1/1/2045 and the market value of those underlying securities was $412,237,690.	2,000,000
1

Principal Amount			Value
		REPURCHASE AGREEMENTS—continued
$20,000,000		Interest in $500,000,000 joint repurchase agreement 0.12%, dated 4/30/2015 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $500,001,667 on 5/1/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 5/25/2045 and the market value of those underlying securities was $510,735,751.	$20,000,000
10,000,000		Interest in $100,000,000 joint repurchase agreement 0.13%, dated 4/30/2015 under which Pershing LLC will repurchase securities provided as collateral for $100,000,361 on 5/1/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 3/20/2065 and the market value of those underlying securities was $102,241,070.	10,000,000
1,000,000	[3]	Interest in $360,000,000 joint repurchase agreement 0.12%, dated 4/10/2015 under which RBC Capital Markets, LLC will repurchase securities provided as collateral for $360,108,000 on 7/9/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 4/20/2045 and the market value of those underlying securities was $367,237,461.	1,000,000
1,000,000	[3]	Interest in $450,000,000 joint repurchase agreement 0.12%, dated 2/12/2015 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $450,135,000 on 5/13/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 5/1/2045 and the market value of those underlying securities was $460,038,721.	1,000,000
1,000,000	[3]	Interest in $250,000,000 joint repurchase agreement 0.13%, dated 3/30/2015 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $250,083,958 on 7/1/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 4/1/2045 and the market value of those underlying securities was $255,029,467.	1,000,000
		TOTAL REPURCHASE AGREEMENTS	58,791,000
		U.S. TREASURY—0.9%
		U.S. Treasury Note—0.9%
1,000,000		United States Treasury Notes, 1.375%, 11/30/2015	1,006,792
		TOTAL INVESTMENTS—100.0% (AT AMORTIZED COST)[4]	106,825,327
		OTHER ASSETS AND LIABILITIES - NET—0.0%[5]	(16,165)
		TOTAL NET ASSETS—100%	$106,809,162
1	Floating rate notes with current rate(s) and next reset date(s) shown.
2	Discount rate(s) at time of purchase.
3	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2015.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Board of Trustees (the “Trustees”) have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
2

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2015, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
Regulatory Matters
On July 23, 2014, the Securities and Exchange Commission voted to amend the rules under the Investment Company Act of 1940 which currently govern the operations of the Fund. A significant change resulting from these amendments will be a requirement that institutional prime funds (i.e., not government or retail as defined in the amendments), transact fund shares based on a market-based Net Asset Value (NAV). This change does not impact government money market funds, and because it is anticipated that the Fund will constitute a government money market fund under the new rules, the Fund will be permitted to continue transacting fund shares at an NAV calculated using the amortized cost valuation method. Among additional disclosure and other requirements, the amendments also will permit a money market fund, or, in certain circumstances, require a money market fund (other than a government money market fund, like the Fund, which satisfies the requirements of the amended rules) to impose liquidity fees on redemptions, and permit a money market fund to limit (or gate) redemptions for up to 10 business days in any 90-day period. The amendments have staggered compliance dates. Compliance with a majority of these amendments will be required on October 14, 2016, two years after the effective date for the rule amendments. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Fund's operations, financial statements and accompanying notes.
3
Federated Money Market Management
Portfolio of Investments
April 30, 2015 (unaudited)
Principal Amount			Value
		ASSET-BACKED SECURITIES—0.6%
		Finance - Automotive—0.6%
$50,561		Ally Auto Receivables Trust 2014-2, Class A1, 0.200%, 10/15/2015	$50,555
564,946		Ally Auto Receivables Trust 2014-SN2, Class A1, 0.250%, 10/20/2015	564,946
2,618,201		AmeriCredit Automobile Receivables Trust 2014-4, Class A1, 0.250%, 12/8/2015	2,618,201
15,000,000		AmeriCredit Automobile Receivables Trust 2015-2, Class A1, 0.400%, 4/8/2016	15,000,000
1,549,887	[1,2]	Enterprise Fleet Financing LLC 2014-2, Class A1, 0.250%, 8/20/2015	1,549,887
		TOTAL ASSET-BACKED SECURITIES	19,783,589
		BANK NOTE—4.3%
		Finance - Banking—4.3%
145,000,000		Bank of America N.A., 0.240% - 0.270%, 6/15/2015 - 8/14/2015	145,000,000
		CERTIFICATES OF DEPOSIT—19.2%
		Finance - Banking—19.2%
145,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.250% - 0.270%, 5/27/2015 - 8/28/2015	145,000,000
25,000,000		Credit Suisse, Zurich, 0.230%, 6/10/2015	25,000,000
135,000,000		DZ Bank AG Deutsche Zentral-Genossenschaftbank, 0.250% - 0.260%, 6/4/2015 - 8/10/2015	135,000,000
100,000,000		Mizuho Bank Ltd., 0.250% - 0.260%, 5/28/2015 - 7/2/2015	100,000,000
70,000,000		Societe Generale, Paris, 0.260%, 6/3/2015 - 6/24/2015	70,000,000
50,000,000		Standard Chartered Bank PLC, 0.240%, 6/11/2015	50,000,000
127,000,000		Sumitomo Mitsui Banking Corp., 0.260% - 0.270%, 5/14/2015 - 7/17/2015	127,000,000
		TOTAL	652,000,000
		TOTAL CERTIFICATES OF DEPOSIT	652,000,000
		COMMERCIAL PAPER—25.9%[3]
		Finance - Banking—17.2%
50,000,000		Banque et Caisse d'Epargne de L'Etat, 0.316%, 8/18/2015	49,952,312
20,000,000	[1,2]	Barclays US Funding Corp., 0.250%, 5/5/2015	19,999,445
5,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.351%, 8/20/2015	4,994,604
49,000,000		HSBC USA, Inc., 0.310%, 8/19/2015	48,953,586
175,000,000		ING (U.S.) Funding LLC, 0.240% - 0.260%, 5/13/2015 - 8/4/2015	174,930,736
80,000,000	[1,2]	J.P. Morgan Securities LLC, 0.331% - 0.401%, 5/21/2015 - 11/24/2015	79,871,528
29,000,000	[1,2]	LMA-Americas LLC, 0.250%, 5/13/2015 - 5/28/2015	28,996,646
28,000,000	[1,2]	Manhattan Asset Funding Company LLC, 0.280%, 6/26/2015	27,987,804
26,000,000	[1,2]	Societe Generale, Paris, 0.250%, 6/16/2015	25,991,695
125,000,000		Standard Chartered Bank PLC, 0.240% - 0.250%, 5/15/2015 - 7/23/2015	124,957,153
		TOTAL	586,635,509
		Finance - Commercial—3.7%
60,000,000	[1,2]	Alpine Securitization Corp., 0.220%, 5/15/2015 - 5/18/2015	59,994,408
40,000,000	[1,2]	Atlantic Asset Securitization LLC, 0.230% - 0.240%, 5/14/2015 - 6/23/2015	39,991,495
25,000,000	[1,2]	CIESCO, LLC, 0.250%, 5/7/2015	24,998,958
		TOTAL	124,984,861
		Finance - Retail—5.0%
50,000,000	[1,2]	Barton Capital LLC, 0.240%, 6/5/2015	49,988,333
25,000,000	[1,2]	Chariot Funding LLC, 0.271%, 8/18/2015	24,979,563
94,600,000	[1,2]	Salisbury Receivables Company LLC, 0.270%, 6/8/2015	94,573,039
		TOTAL	169,540,935
		TOTAL COMMERCIAL PAPER	881,161,305
1

Principal Amount			Value
		CORPORATE BONDS—3.0%
		Finance - Banking—0.4%
$11,710,000	[1,2]	National Australia Bank Ltd., Melbourne, 2.750%, 9/28/2015	$11,825,262
2,800,000		Royal Bank of Canada, Montreal, 2.625%, 12/15/2015	2,837,841
		TOTAL	14,663,103
		Finance - Commercial—1.7%
10,400,000		General Electric Capital Corp., 1.625%, 7/2/2015	10,422,836
37,147,000		General Electric Capital Corp., 2.250%, 11/9/2015	37,505,455
2,550,000		General Electric Capital Corp., 2.375%, 6/30/2015	2,558,544
4,870,000		General Electric Capital Corp., 3.500%, 6/29/2015	4,895,296
1,100,000		General Electric Capital Corp., 4.375%, 9/21/2015	1,117,077
		TOTAL	56,499,208
		Insurance—0.9%
31,406,000	[1,2]	Metropolitan Life Global Funding I, 2.500%, 9/29/2015	31,677,168
		TOTAL CORPORATE BONDS	102,839,479
		CORPORATE NOTES—2.0%
		Finance - Banking—1.1%
2,000,000		Royal Bank of Canada, Montreal, 0.850%, 3/8/2016	2,003,977
33,825,000		Wells Fargo Bank, N.A., 0.750%, 7/20/2015	33,858,374
		TOTAL	35,862,351
		Insurance—0.9%
25,150,000	[1,2]	Metropolitan Life Global Funding I, 1.700%, 6/29/2015	25,205,751
4,650,000	[1,2]	New York Life Global Funding, 0.750%, 7/24/2015	4,654,248
1,380,000	[1,2]	New York Life Global Funding, 3.000%, 5/4/2015	1,380,311
		TOTAL	31,240,310
		TOTAL CORPORATE NOTES	62,102,661
		NOTES - VARIABLE—19.4%[4]
		Aerospace/Auto—2.8%
15,000,000		BMW US Capital LLC, (GTD by Bayerische Motoren Werke AG), 0.375%, 5/5/2015	15,000,000
10,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. SA), 0.265%, 6/10/2015	10,000,000
19,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. SA), 0.279%, 7/29/2015	19,000,000
50,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. SA), 0.287%, 7/15/2015	50,000,000
		TOTAL	94,000,000
		Finance - Automotive—0.1%
1,551,730	[1,2]	ARI Fleet Lease Trust 2013-A, Class A2, 0.700%, 5/15/2015	1,551,842
		Finance - Banking—15.3%
20,000,000		BMO Harris Bank, N.A., 0.281%, 5/26/2015	20,000,000
40,000,000		Bank of Montreal, 0.262%, 6/3/2015	40,000,128
25,000,000		Bank of Montreal, 0.310%, 5/12/2015	25,000,000
25,000,000		Bank of Montreal, 0.321%, 5/29/2015	25,000,000
9,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.292%, 5/26/2015	9,000,000
50,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.309%, 7/28/2015	50,000,000
15,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.312%, 5/18/2015	15,000,000
15,800,000		Canadian Imperial Bank of Commerce, 0.362%, 5/26/2015	15,800,000
16,250,000		Grand River Dam Authority, OK, (Series 2014-C), (Barclays Bank PLC LOC), 0.130%, 5/7/2015	16,250,000
12,500,000		JPMorgan Chase Bank, N.A., 0.528%, 7/30/2015	12,506,367
2,905,000		Maryland State Economic Development Corp., Human Genome Sciences (Series 1999-A), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.530%, 5/5/2015	2,905,000
10,500,000		Miami-Dade County, FL IDA, Badia Spices, Inc. Project (Series 2015), (Northern Trust Co., Chicago, IL LOC), 0.180%, 5/7/2015	10,500,000
1,000,000		New Hampshire Health and Education Facilities Authority, (Royal Bank of Canada, Montreal LOC), 0.140%, 5/7/2015	1,000,000
37,730,000	[1,2]	New Jersey State, PUTTERs (Series 4459), (JPMorgan Chase Bank, N.A. LOC), 0.150%, 5/1/2015	37,730,000
10,000,000		New York State HFA, (Series 2013-A), (Wells Fargo Bank, N.A. LOC), 0.120%, 5/6/2015	10,000,000
2

Principal Amount		Value
	NOTES - VARIABLE—continued[4]
	Finance - Banking—continued
$25,000,000	Royal Bank of Canada, Montreal, 0.271%, 5/19/2015	$25,000,000
10,000,000	Royal Bank of Canada, Montreal, 0.300%, 5/8/2015	10,000,000
20,000,000	Royal Bank of Canada, Montreal, 0.302%, 5/26/2015	20,000,000
15,000,000	Royal Bank of Canada, Montreal, 0.324%, 7/9/2015	15,000,000
800,000	Salvation Army, (Series 2004-A), (Bank of New York Mellon LOC), 0.160%, 5/7/2015	800,000
25,000,000	State Street Bank and Trust Co., 0.324%, 7/1/2015	25,000,000
1,055,000	Stratford Properties LP, (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.510%, 5/5/2015	1,055,000
25,000,000	Sumitomo Mitsui Banking Corp., 0.281%, 5/11/2015	25,000,000
10,000,000	Toronto Dominion Bank, 0.268%, 5/5/2015	10,000,000
25,000,000	Toronto Dominion Bank, 0.268%, 5/5/2015	25,000,000
35,000,000	Toronto Dominion Bank, 0.271%, 5/18/2015	35,000,000
25,000,000	Toronto Dominion Bank, 0.288%, 5/12/2015	25,000,000
12,950,000	U.S. Bank, N.A., 0.334%, 7/1/2015	12,952,766
250,000	Washington State Housing Finance Commission, Revenue Bonds, (Wells Fargo Bank, N.A. LOC), 0.170%, 5/7/2015	250,000
	TOTAL	520,749,261
	Finance - Commercial—1.2%
5,662,000	General Electric Capital Corp., 0.474%, 7/8/2015	5,667,879
6,885,000	General Electric Capital Corp., 0.507%, 7/14/2015	6,893,019
5,100,000	General Electric Capital Corp., 0.651%, 7/10/2015	5,103,512
3,600,000	General Electric Capital Corp., 0.874%, 7/8/2015	3,613,403
1,000,000	General Electric Capital Corp., 1.008%, 5/11/2015	1,001,974
10,000,000	General Electric Capital Corp., 1.301%, 7/2/2015	10,017,695
7,867,000	General Electric Capital Corp., Sr. Unsecured, 0.923%, 6/30/2015	7,887,843
	TOTAL	40,185,325
	Government Agency—0.0%
1,500,000	MB N4P3, LLC, (Series 2015), Mission Bay Apartments Project, (FHLB of San Francisco LOC), 0.140%, 5/7/2015	1,500,000
	Oil & Oil Finance—0.0%
850,000	Shell International Finance B.V., Sr. Unsecured, 0.326%, 5/11/2015	850,153
	TOTAL NOTES—VARIABLE	658,836,581
	OTHER REPURCHASE AGREEMENTS—18.2%
	Finance - Banking—18.2%
95,000,000	BMO Capital Markets Corp., 0.152%, 5/1/2015, interest in a $95,000,000 collateralized loan agreement, dated 4/30/2015, in which corporate bonds and medium-term notes with a market value of $96,900,404 have been received as collateral and held with BNY Mellon as tri-party agent.	95,000,000
100,000,000	BNP Paribas Securities Corp., 0.355% - 0.456%, 5/1/2015 - 5/8/2015, interest in a $525,000,000 collateralized loan agreement, dated 2/4/2015 - 4/30/2015, in which asset-backed securities, collateralized mortgage obligations and corporate bonds with a market value of $535,665,657 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
25,000,000	Barclays Capital, Inc., 0.791%, 6/22/2015, interest in a $375,000,000 collateralized loan agreement, dated 4/23/2015, in which collateralized mortgage obligations with a market value of $382,565,450 have been received as collateral and held with BNY Mellon as tri-party agent.	25,000,000
100,000,000	Citigroup Global Markets, Inc., 0.233% - 0.791%, 5/1/2015 - 6/26/2015, interest in a $305,000,000 collateralized loan agreement, dated 4/27/2015-4/30/2015, in which American depositary receipts, asset-backed securities, collateralized mortgage obligations, common stock, convertible preferred securities and unit investment trusts with a market value of $311,118,909 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
34,000,000	Credit Suisse Securities (USA) LLC, 0.183% - 0.355%, 5/1/2015, interest in a $350,000,000 collateralized loan agreement, dated 1/30/2015, in which collateralized mortgage obligations and exchage-traded funds with a market value of $357,005,026 have been received as collateral and held with JPMorgan Chase as tri-party agent.	34,000,000
50,000,000	HSBC Securities (USA), Inc., 0.253%, 5/1/2015, interest in a $160,000,000 collateralized loan agreement, dated 4/30/2015, in which corporate bonds and medium-term notes with a market value of $163,201,960 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
30,000,000	J.P. Morgan Securities LLC, 0.365%, 6/8/2015, interest in a $400,000,000 collateralized loan agreement, dated 3/10/2015, in which asset-backed securities with a market value of $408,209,696 have been received as collateral and held with JPMorgan Chase as tri-party agent.	30,000,000
3

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$85,000,000	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.355% - 0.456%, 5/1/2015, interest in a $305,000,000 collateralized loan agreement, dated 4/30/2015, in which asset-backed securities, commercial paper and collateralized mortgage obligations with a market value of $311,110,098 have been received as collateral and held with BNY Mellon as tri-party agent.	$85,000,000
25,000,000	RBC Capital Markets, LLC, 0.456%, 8/18/2015, interest in a $250,000,000 collateralized loan agreement, dated 2/19/2015, in which asset-backed securities and corporate bonds with a market value of $255,226,313 have been received as collateral and held with BNY Mellon as tri-party agent.	25,000,000
75,000,000	Wells Fargo Securities LLC, 0.456%, 7/7/2015 - 7/9/2015, interest in a $600,000,000 collateralized loan agreement, dated 4/8/2015-4/9/2015, in which asset-backed securities and collateralized mortgage obligations with a market value of $612,172,126 have been received as collateral and held with BNY Mellon as tri-party agent.	75,000,000
	TOTAL OTHER REPURCHASE AGREEMENTS	619,000,000
	REPURCHASE AGREEMENTS—7.4%
1,708,000	Interest in $3,500,000,000 joint repurchase agreement 0.10%, dated 4/30/2015 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $3,500,009,722 on 5/1/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2037 and the market value of those underlying securities was $3,570,009,979.	1,708,000
250,000,000	Interest in $2,500,000,000 joint repurchase agreement 0.12%, dated 4/30/2015 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $2,500,008,333 on 5/1/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 8/25/2051 and the market value of those underlying securities was $2,559,283,288.	250,000,000
	TOTAL REPURCHASE AGREEMENTS	251,708,000
	TOTAL INVESTMENTS—100.0% (AT AMORTIZED COST)[5]	3,397,431,615
	OTHER ASSETS AND LIABILITIES - NET—0.0%[6]	1,213,203
	TOTAL NET ASSETS—100%	$3,398,644,818
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2015, these restricted securities amounted to $671,941,987, which represented 19.8% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2015, these liquid restricted securities amounted to $671,941,987, which represented 19.8% of total net assets.
3	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
4	Denotes a variable rate security with current rate and next reset date shown.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2015.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
4

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2015, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
Regulatory Matters
On July 23, 2014, the Securities and Exchange Commission voted to amend the rules under the Investment Company Act of 1940 which currently govern the operations of the Fund. A significant change resulting from these amendments will be a requirement that institutional prime funds (i.e. not retail as defined in the amendments), transact fund shares based on a market-based Net Asset Value (NAV). Other types of money market funds may continue to transact fund shares at an NAV calculated using the amortized cost valuation method. Among additional disclosure and other requirements, the amendments also will permit a money market fund, or, in certain circumstances, require a money market fund (other than a government money market fund which satisfies the requirements of the amended rules) to impose liquidity fees on redemptions, and permit a money market fund to limit (or gate) redemptions for up to 10 business days in any 90-day period. The amendments have staggered compliance dates. Compliance with a majority of these amendments will be required on October 14, 2016, two years after the effective date for the rule amendments. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Fund's operations, financial statements and accompanying notes.
The following acronyms are used throughout this portfolio:
FHLB	—Federal Home Loan Bank
GTD	—Guaranteed
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
LOC	—Letter of Credit
PUTTERs	—Puttable Tax-Exempt Receipts
5
Federated Municipal Obligations Fund
Portfolio of Investments
April 30, 2015 (unaudited)
Principal Amount		Value
	SHORT-TERM MUNICIPALS—99.9%[1,2]
	Alabama—3.9%
$3,215,000	Alabama HFA MFH, (2000 Series C: Parktowne Apartments) Weekly VRDNs (Park Towne Villas Ltd.)/(Branch Banking & Trust Co. LOC), 0.150%, 5/7/2015	$3,215,000
3,470,000	Alabama HFA MFH, (2007 Series C) Weekly VRDNs (Summit South Mall Apartments Ltd.)/(FNMA LOC), 0.150%, 5/7/2015	3,470,000
7,325,000	Alabama HFA MFH, (Series 2001D) Weekly VRDNs (Cottage Hill Pointe Apts., Ltd.)/(Mizuho Bank Ltd. LOC), 0.150%, 5/7/2015	7,325,000
8,400,000	Alabama HFA MFH, (Series 2002C) Weekly VRDNs (Liberty Square Apartments, Ltd.)/(Mizuho Bank Ltd. LOC), 0.150%, 5/7/2015	8,400,000
8,440,000	Alabama HFA MFH, (Series 2003A) Weekly VRDNs (Lakeshore Crossing Apartments Ltd.)/(Mizuho Bank Ltd. LOC), 0.150%, 5/7/2015	8,440,000
1,645,000	Autauga County, AL IDA, (Series 2008) Weekly VRDNs (Marshall Prattville, LLC)/(Wells Fargo Bank, N.A. LOC), 0.130%, 5/7/2015	1,645,000
10,000,000	Bridgeport, AL IDB, (Series 1987) Weekly VRDNs (Beaulieu Nylon, Inc.)/(Bank of America N.A. LOC), 0.180%, 5/7/2015	10,000,000
5,550,000	Chambers County, AL IDA, (Series 2007) Weekly VRDNs (Daeki America, Inc.)/(Comerica Bank LOC), 0.160%, 5/7/2015	5,550,000
25,000,000	Columbia, AL IDB PCRB, (Series 1997) Daily VRDNs (Alabama Power Co.), 0.170%, 5/1/2015	25,000,000
5,000,000	Columbia, AL IDB PCRB, (Series 1997) Weekly VRDNs (Alabama Power Co.), 0.140%, 5/7/2015	5,000,000
4,000,000	Millport, AL IDA, (Series 2011) Weekly VRDNs (Steel Dust Recycling, LLC)/(Citibank NA, New York LOC), 0.120%, 5/7/2015	4,000,000
6,000,000	Montgomery, AL IDB, IDRB's (Series 1996) Weekly VRDNs (CSC Fabrication, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.160%, 5/7/2015	6,000,000
390,000	Tallassee, AL IDB, (Series 1998) Weekly VRDNs (Milstead Farm Group, Inc.)/(FHLB of Atlanta LOC), 0.280%, 5/7/2015	390,000
	TOTAL	88,435,000
	Arizona—0.4%
8,900,000	Maricopa County, AZ, IDA MFH, (Series 2000A) Weekly VRDNs (Villas Solanas Apartments)/(FNMA LOC), 0.150%, 5/7/2015	8,900,000
	California—9.5%
2,750,000	Alameda County, CA IDA, (Series 2005: Essai, Inc., Project) Weekly VRDNs (Oz Enterprises, LLC)/(MUFG Union Bank, N.A. LOC), 0.150%, 5/7/2015	2,750,000
2,550,000	Alameda County, CA IDA, (Series 2014) Weekly VRDNs (Evolve Manufacturing Technologies, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.150%, 5/7/2015	2,550,000
6,815,000	California PCFA, (Series 2001) Weekly VRDNs (Brawley Beef, LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.160%, 5/7/2015	6,815,000
280,000	California PCFA, (Series 2001A) Weekly VRDNs (Mission Trail Waste Systems, Inc.)/(Comerica Bank LOC), 0.170%, 5/6/2015	280,000
5,000,000	California PCFA, (Series 2001A) Weekly VRDNs (Western Sky Dairy)/(Bank of America N.A. LOC), 0.160%, 5/7/2015	5,000,000
3,500,000	California PCFA, (Series 2002) Weekly VRDNs (Carlos Echeverria and Sons Dairy)/(CoBank, ACB LOC), 0.130%, 5/7/2015	3,500,000
2,940,000	California PCFA, (Series 2002) Weekly VRDNs (T & W Farms)/(Bank of America N.A. LOC), 0.120%, 5/7/2015	2,940,000
2,000,000	California PCFA, (Series 2003) Weekly VRDNs (C.A. and E.J. Vanderham Family Trust)/(CoBank, ACB LOC), 0.130%, 5/7/2015	2,000,000
3,000,000	California PCFA, (Series 2003) Weekly VRDNs (P & D Dairy and Poso Creek Family Dairy, LLC)/(Bank of the West, San Francisco, CA LOC), 0.180%, 5/7/2015	3,000,000
6,645,000	California PCFA, (Series 2006A) Weekly VRDNs (Garaventa Enterprises, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.130%, 5/6/2015	6,645,000
1,405,000	California PCFA, (Series 2007A) Weekly VRDNs (Northern Recycling & Waste Services LLC)/(MUFG Union Bank, N.A. LOC), 0.130%, 5/6/2015	1,405,000
2,075,000	California PCFA, (Series 2011) Weekly VRDNs (Recycling Industries, Inc.)/(Comerica Bank LOC), 0.170%, 5/6/2015	2,075,000
2,805,000	California PCFA, (Series 2011A) Weekly VRDNs (Zerep Management Corp.)/(Comerica Bank LOC), 0.170%, 5/6/2015	2,805,000
5,135,000	California PCFA, (Series 2012) Weekly VRDNs (Alameda County Industries AR, Inc.)/(Bank of the West, San Francisco, CA LOC), 0.150%, 5/6/2015	5,135,000
2,390,000	California PCFA, (Series 2012) Weekly VRDNs (California Waste Recovery Systems, LLC)/(MUFG Union Bank, N.A. LOC), 0.130%, 5/6/2015	2,390,000
5,500,000	California PCFA, (Series 2012) Weekly VRDNs (The Ratto Group of Companies, Inc.)/(MUFG Union Bank, N.A. LOC), 0.130%, 5/6/2015	5,500,000
2,825,000	California PCFA, (Series 2012A) Weekly VRDNs (Metropolitan Recycling LLC)/(Comerica Bank LOC), 0.170%, 5/6/2015	2,825,000
2,205,000	California PCFA, (Series 2014) Weekly VRDNs (Bay Counties Waste Services, Inc.)/(Comerica Bank LOC), 0.170%, 5/6/2015	2,205,000
2,905,000	California PCFA, (Series 2014) Weekly VRDNs (Garden City Sanitation, Inc.)/(MUFG Union Bank, N.A. LOC), 0.140%, 5/6/2015	2,905,000
1,170,000	California PCFA, (Series 2014) Weekly VRDNs (Mill Valley Refuse Service, Inc.)/(Comerica Bank LOC), 0.170%, 5/6/2015	1,170,000
10,000,000	California PCFA, (Series 2014) Weekly VRDNs (Sierra Pacific Industries)/(Wells Fargo Bank, N.A. LOC), 0.130%, 5/6/2015	10,000,000
3,855,000	California PCFA, (Series 2014) Weekly VRDNs (Zerep Management Corp.)/(Comerica Bank LOC), 0.170%, 5/6/2015	3,855,000
1

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		California—continued
$2,300,000		California Statewide Communities Development Authority IDRB, (Series 2001A: American Modular Systems, Inc.) Weekly VRDNs (Sarich Family Living Trust)/(Bank of the West, San Francisco, CA LOC), 0.440%, 5/7/2015	$2,300,000
3,380,000		California Statewide Communities Development Authority IDRB, (Series 2006) Weekly VRDNs (Gateway Circle LLC)/(Citibank NA, New York LOC), 0.210%, 5/7/2015	3,380,000
4,865,000		California Statewide Communities Development Authority, Gas Supply Variable Rate Revenue Bonds (Series 2010) Weekly VRDNs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ), 0.110%, 5/7/2015	4,865,000
10,000,000	[3,4]	Coast CCD, CA, GS Trust (Series 33TPZ), 0.25% TOBs (Assured Guaranty Municipal Corp. INS)/(Wells Fargo & Co. LIQ), Optional Tender 3/23/2016	10,000,000
27,825,000	[3,4]	Golden State Tobacco Securitization Corp., CA, (DBE-1389) Weekly VRDNs (California State)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.250%, 5/7/2015	27,825,000
65,000,000	[3,4]	Golden State Tobacco Securitization Corp., CA, SPEARs (DBE-1011) Weekly VRDNs (California State)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.290%, 5/7/2015	65,000,000
15,000,000	[3,4]	Nuveen California Dividend Advantage Municipal Fund, (NAC Series 2), Weekly VRDPs, (Citibank N.A. LIQ), 0.180%, 5/7/2015	15,000,000
6,000,000	[3,4]	Nuveen California Dividend Advantage Municipal Fund, (NAC Series 3), Weekly VRDPs, (Deutsche Bank Trust Co. LIQ), 0.190%, 5/7/2015	6,000,000
6,000,000	[3,4]	San Francisco, CA City & County Airport Commission, SPEARs (Series DBE-1382) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.210%, 5/7/2015	6,000,000
		TOTAL	218,120,000
		Colorado—2.9%
1,000,000		Boulder, CO Housing Authority, Broadway East Apartments (Series 2007) Weekly VRDNs (Broadway East Community LLP)/(U.S. Bank, N.A. LOC), 0.210%, 5/7/2015	1,000,000
3,300,000		Colorado Agricultural Development Authority, (Series 2006) Weekly VRDNs (Monte Vista Dairy, LLC)/(CoBank, ACB LOC), 0.120%, 5/7/2015	3,300,000
2,300,000		Colorado HFA (Class I Bonds), (Series 2005A) Weekly VRDNs (Closet Factory)/(FHLB of Topeka LOC), 0.160%, 5/7/2015	2,300,000
3,225,000		Colorado HFA (Class I Bonds), (Series 2007A) Weekly VRDNs (Ready Foods, Inc.)/(U.S. Bank, N.A. LOC), 0.160%, 5/7/2015	3,225,000
7,500,000	[3,4]	Denver, CO City & County Airport Authority, SPEARs (Series DBE-1386) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.200%, 5/7/2015	7,500,000
14,825,000	[3,4]	Denver, CO City & County Airport Authority, SPEARs (Series DBE-467) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.210%, 5/7/2015	14,825,000
34,750,000	[3,4]	Denver, CO City & County Airport Authority, SPEARs (Series DBE-485) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.260%, 5/7/2015	34,750,000
		TOTAL	66,900,000
		Connecticut—0.5%
1,000,000		Connecticut Development Authority, (Series 1993) Weekly VRDNs (Rand-Whitney Containerboard LP)/(Bank of Montreal LOC), 0.140%, 5/6/2015	1,000,000
10,645,000		Connecticut State HFA, (2008 Series E) Weekly VRDNs (Bank of America N.A. LIQ), 0.130%, 5/7/2015	10,645,000
		TOTAL	11,645,000
		District of Columbia—0.2%
3,680,000	[3,4]	Metropolitan Washington, DC Airports Authority, SPEARs (Series DB-505) Weekly VRDNs (Deutsche Bank AG LIQ), 0.180%, 5/7/2015	3,680,000
		Florida—5.4%
2,165,000		Broward County, FL Airport System, (Series A), 3.00% Bonds, 10/1/2015	2,189,750
995,000	[3,4]	Broward County, FL School Board, SPEARs (Series DBE-580) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.230%, 5/7/2015	995,000
16,795,000		Citizens Property Insurance Corp. FL, Senior Secured Bonds (Series 2010A-1), 5.00% Bonds (Citizens Property Insurance Coastal Account), 6/1/2015	16,863,292
420,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Florida AMT) Series 2009-75 Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.230%, 5/7/2015	420,000
1,615,000	[3,4]	Florida Housing Finance Corp., Clipper Tax-Exempt Certificates Trust (Series 2009-21) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.230%, 5/7/2015	1,615,000
3,220,000	[3,4]	Florida Housing Finance Corp., MERLOTS (Series 2006-B17), 0.20% TOBs (Wells Fargo Bank, N.A. LIQ), Optional Tender 7/8/2015	3,220,000
10,280,000	[3,4]	Hillsborough County, FL Aviation Authority, SPEARs (Series DBE-645) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.210%, 5/7/2015	10,280,000
17,093,000	[3,4]	Miami-Dade County, FL Aviation, Clipper Tax-Exempt Certificates Trust (Series 2009-24) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.240%, 5/7/2015	17,093,000
2

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Florida—continued
$62,400,000	[3,4]	Miami-Dade County, FL Aviation, SPEARs (Series DBE-459) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.230%, 5/7/2015	$62,400,000
8,830,000		UCF Health Facilities Corp., FL, Capital Improvement Revenue Bonds (Series 2007) Weekly VRDNs (UCF Health Sciences Campus at Lake Nona)/(Fifth Third Bank, Cincinnati LOC), 0.200%, 5/1/2015	8,830,000
		TOTAL	123,906,042
		Georgia—7.7%
5,400,000		Bulloch County, GA Development Authority, (Series 1999) Weekly VRDNs (Apogee Enterprises, Inc.)/(Comerica Bank LOC), 0.210%, 5/7/2015	5,400,000
12,250,000		Burke County, GA Development Authority, (Second Series 1995) Daily VRDNs (Georgia Power Co.), 0.140%, 5/1/2015	12,250,000
45,000,000		Burke County, GA Development Authority, (Third Series 2012) Daily VRDNs (Georgia Power Co.), 0.150%, 5/1/2015	45,000,000
7,000,000		Columbus, GA Development Authority, (Series 2008) Weekly VRDNs (Avalon Apartments LP)/(FNMA LOC), 0.150%, 5/7/2015	7,000,000
9,000,000		Fulton County, GA Development Authority, (Series 2004) Weekly VRDNs (Hidden Creste Apartments)/(Mizuho Bank Ltd. LOC), 0.150%, 5/7/2015	9,000,000
18,120,000	[3,4]	Georgia State HFA, MERLOTS (Series 2006-B11), 0.19% TOBs (Wells Fargo Bank, N.A. LIQ), Optional Tender 7/8/2015	18,120,000
7,700,000		Gordon County, GA Development Authority, (Series 2007) Weekly VRDNs (Pine Hall Brick Co., Inc.)/(Branch Banking & Trust Co. LOC), 0.140%, 5/7/2015	7,700,000
1,950,000		Gwinnett County, GA Development Authority Weekly VRDNs (Commercial Truck & Van Equipment)/(JPMorgan Chase Bank, N.A. LOC), 0.210%, 5/7/2015	1,950,000
3,800,000		Heard County, GA Development Authority, (First Series 1996) Daily VRDNs (Georgia Power Co.), 0.150%, 5/1/2015	3,800,000
13,000,000		Heard County, GA Development Authority, (First Series 2007) Daily VRDNs (Georgia Power Co.), 0.150%, 5/1/2015	13,000,000
5,600,000		Kennesaw, GA Development Authority, (Series 2004) Weekly VRDNs (Lakeside Vista Apartments)/(FNMA LOC), 0.150%, 5/7/2015	5,600,000
7,600,000		Monroe County, GA Development Authority, (First Series 1997) Daily VRDNs (Georgia Power Co.), 0.140%, 5/1/2015	7,600,000
8,000,000		Monroe County, GA Development Authority, (First Series 2008) Daily VRDNs (Georgia Power Co.), 0.140%, 5/1/2015	8,000,000
5,100,000		Putnam County, GA Development Authority, (Second Series 1997) Daily VRDNs (Georgia Power Co.), 0.140%, 5/1/2015	5,100,000
10,750,000		Savannah, GA EDA, (Series 1995A) Weekly VRDNs (Home Depot, Inc.), 0.140%, 5/6/2015	10,750,000
15,000,000		Wayne County, GA, IDA, (Series 2000) Weekly VRDNs (Rayonier, Inc.)/(Bank of America N.A. LOC), 0.120%, 5/6/2015	15,000,000
		TOTAL	175,270,000
		Hawaii—0.1%
2,350,000		Hawaii State Department of Budget & Finance, (Series 1991) Weekly VRDNs (Wailuku River Hydroelectric)/(MUFG Union Bank, N.A. LOC), 0.140%, 5/5/2015	2,350,000
		Idaho—0.5%
11,000,000		Power County, ID IDC, (Series 2012) Weekly VRDNs (J. R. Simplot Co.)/(Rabobank Nederland NV, Utrecht LOC), 0.150%, 5/6/2015	11,000,000
		Illinois—1.6%
3,490,000		Chicago, IL MFH Revenue, (Series 2003) Weekly VRDNs (Churchview Supportive Living L.P.)/(BMO Harris Bank, N.A. LOC), 0.190%, 5/7/2015	3,490,000
1,110,000		Chicago, IL MFH Revenue, (Series 2007: Renaissance Place Apartments) Weekly VRDNs (RPA LP)/(BMO Harris Bank, N.A. LOC), 0.230%, 5/7/2015	1,110,000
1,500,000		Chicago, IL O'Hare International Airport, (Series A), 5.00% Bonds, 1/1/2016	1,546,656
5,000,000		Chicago, IL O'Hare International Airport, Special Facility Revenue Bonds (Series 1990) Weekly VRDNs (Compagnie Nationale Air France Project)/(Societe Generale, Paris LOC), 0.160%, 5/6/2015	5,000,000
8,628,000		Chicago, IL, (Series D-1), 0.10% CP (Chicago, IL O'Hare International Airport)/(BMO Harris Bank, N.A. LOC), Mandatory Tender 6/23/2015	8,628,000
1,235,000		Crystal Lake, IL IDA, (Series 2006) Weekly VRDNs (Millennium Electronics, Inc.)/(U.S. Bank, N.A. LOC), 0.310%, 5/7/2015	1,235,000
1,370,000		Illinois Development Finance Authority IDB Weekly VRDNs (R. A. Zweig, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.160%, 5/6/2015	1,370,000
2,615,000		Illinois Development Finance Authority IDB, (Series 2001) Weekly VRDNs (Val-Matic Valve & Manufacturing Corp.)/(Bank of America N.A. LOC), 0.230%, 5/7/2015	2,615,000
3,465,000		Illinois Finance Authority, (Series 2008) Weekly VRDNs (Kenall Manufacturing Co.)/(BMO Harris Bank, N.A. LOC), 0.230%, 5/7/2015	3,465,000
8,900,000		Illinois Finance Authority, Solid Waste Disposal Revenue Bonds (Series 2005) Daily VRDNs (Air Products & Chemicals, Inc.), 0.150%, 5/1/2015	8,900,000
340,000		Woodridge, DuPage, Will and Cook Counties, IL, (Series 2005) Weekly VRDNs (Home Run Inn Frozen Foods Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.370%, 5/7/2015	340,000
		TOTAL	37,699,656
3

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Indiana—5.5%
$8,000,000		Bartholomew Consolidated School Corp., IN, 2.00% TANs, 12/31/2015	$8,081,414
7,250,000		Bloomington, IN EDRB, (Series 2008: Henderson Court Apartments) Weekly VRDNs (SY Henderson Court Investors, LP)/(FHLMC LOC), 0.150%, 5/7/2015	7,250,000
1,600,000		Indiana Development Finance Authority, D/B/A Center for Behavioral Health (Series 2002) Weekly VRDNs (South Central Community Mental Health Centers, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.270%, 5/7/2015	1,600,000
1,705,000		Indiana State Educational Faciilities Authority, (Series 2001) Weekly VRDNs (Martin University)/(KeyBank, N.A. LOC), 0.200%, 5/7/2015	1,705,000
7,400,000		Indianapolis, IN MFH, (Series 2007A: Forest Ridge Apartments) Weekly VRDNs (Pedcor Investments-2006-LXXXVIII LP)/(Citizens Bank, N.A., Providence LOC), 0.280%, 5/7/2015	7,400,000
5,000,000		Jasper County, IN EDA, (Series 2010A) Weekly VRDNs (T & M LP)/(AgriBank FCB and AgriBank FCB LOCs), 0.100%, 5/7/2015	5,000,000
6,000,000		Logansport, IN, (Series 2006) Weekly VRDNs (Andersons Clymers Ethanol LLC)/(CoBank, ACB LOC), 0.140%, 5/7/2015	6,000,000
5,150,000		Portage, IN, (Series 1999) Weekly VRDNs (American Iron Oxide Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.280%, 5/7/2015	5,150,000
10,000,000		Portage, IN, PCRB (Series 1998-A) Weekly VRDNs (American Iron Oxide Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.280%, 5/7/2015	10,000,000
1,000,000		Portage, IN, PCRB (Series 1998-B) Weekly VRDNs (American Iron Oxide Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.280%, 5/7/2015	1,000,000
40,000,000		Posey County, IN EDA, (Series 2013A), 0.25% TOBs (Midwest Fertilizer Corp.)/(GTD by United States Treasury), Mandatory Tender 11/3/2015	40,000,000
10,000,000		Spencer County, IN PCA, (Series 1998) Weekly VRDNs (American Iron Oxide Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.280%, 5/7/2015	10,000,000
21,900,000		Whiting, IN Environmental Facilities, Revenue Bonds (Series 2009), 5.00% Bonds (BP PLC), 1/1/2016	22,576,210
		TOTAL	125,762,624
		Iowa—1.0%
4,770,000		Iowa Finance Authority, (Series 2001A) Weekly VRDNs (U.S. Filter Water)/(Societe Generale, Paris LOC), 0.140%, 5/7/2015	4,770,000
7,700,000		Iowa Finance Authority, (Series 2006) Weekly VRDNs (Ag Real Estate Iowa One, LP)/(AgriBank FCB LOC), 0.130%, 5/7/2015	7,700,000
5,300,000		Iowa Finance Authority, (Series 2007) Weekly VRDNs (Five Star Holdings LLC)/(AgriBank FCB LOC), 0.170%, 5/7/2015	5,300,000
6,000,000		Iowa Finance Authority, (Series 2007) Weekly VRDNs (Roorda Dairy, LLC)/(AgriBank FCB LOC), 0.130%, 5/7/2015	6,000,000
		TOTAL	23,770,000
		Kansas—1.1%
25,000,000		Wichita, KS, (Series 270), 0.30% BANs, 10/15/2015	25,000,000
		Kentucky—0.4%
10,000,000		Somerset, KY Industrial Building, (Series 2009) Weekly VRDNs (Armstrong Hardwood Flooring Co.)/(Bank of Nova Scotia, Toronto LOC), 0.140%, 5/7/2015	10,000,000
		Louisiana—2.1%
4,900,000		Calcasieu Parish, LA, IDB, (Series 1998) Weekly VRDNs (HydroServe Westlake, LLC)/(JPMorgan Chase Bank, N.A. LOC), 0.150%, 5/6/2015	4,900,000
1,220,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Louisiana-AMT)/(Series 2009-10) Weekly VRDNs (Louisiana HFA)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.230%, 5/7/2015	1,220,000
4,630,000		Louisiana HFA, (Series 2007) Weekly VRDNs (Emerald Point Apartments Partners, Ltd.)/(FNMA LOC), 0.150%, 5/7/2015	4,630,000
25,000,000		Louisiana Public Facilities Authority, (Series 2008A) Daily VRDNs (Air Products & Chemicals, Inc.), 0.140%, 5/1/2015	25,000,000
7,000,000		St. James Parish, LA, (Series 2010A-1) Weekly VRDNs (Nucor Steel Louisiana LLC)/(GTD by Nucor Corp.), 0.300%, 5/6/2015	7,000,000
6,000,000		St. James Parish, LA, (Series 2010B-1) Weekly VRDNs (Nucor Steel Louisiana LLC)/(GTD by Nucor Corp.), 0.300%, 5/6/2015	6,000,000
		TOTAL	48,750,000
		Maryland—0.3%
2,935,000	[3,4]	Maryland Community Development Administration—Residential Revenue, Tender Option Bond Trust Receipts (2015-XF0079) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.150%, 5/7/2015	2,935,000
1,330,000		Maryland State Economic Development Corp., (Series 2005A) Weekly VRDNs (Canusa Hershman Recycling)/(Wells Fargo Bank, N.A. LOC), 0.220%, 5/1/2015	1,330,000
1,700,000		Washington County, MD Economic Development Revenue Board, (Series 2006) Weekly VRDNs (Packaging Services of Maryland, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.290%, 5/7/2015	1,700,000
		TOTAL	5,965,000
		Massachusetts—4.6%
11,000,000		Assabet Valley, MA Regional Vocational School District, 1.00% BANs, 7/8/2015	11,014,693
49,000,000	[3,4]	Commonwealth of Massachusetts, SPEARs (Series DB-1257), 0.17% TOBs (Deutsche Bank AG LIQ), Optional Tender 5/28/2015	49,000,000
4

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Massachusetts—continued
$9,000,000		Greater Lowell, MA Regional Vocational Technical School District, 1.00% BANs, 4/22/2016	$9,052,432
3,675,000		Groveland, MA, 0.75% BANs, 6/19/2015	3,677,014
3,220,125		Haverhill, MA, 1.00% BANs, 10/16/2015	3,231,355
1,075,000		Massachusetts Development Finance Agency, (Series 2013) Weekly VRDNs (CIL Realty of Massachusetts)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.110%, 5/7/2015	1,075,000
840,000		Massachusetts State Development Finance Agency, (Series 2007A) Weekly VRDNs (Tabor Academy)/(Citizens Bank, N.A., Providence LOC), 0.250%, 5/6/2015	840,000
2,585,000		Massachusetts State Development Finance Agency, (Series 2007B) Weekly VRDNs (Tabor Academy)/(Citizens Bank, N.A., Providence LOC), 0.250%, 5/6/2015	2,585,000
15,500,000		Massachusetts State HFA, (Quincy Point Series A), 0.33% TOBs (Escrow Account COL), Mandatory Tender 1/15/2016	15,500,000
2,500,000		Millis, MA, 0.55% BANs, 6/26/2015	2,500,761
2,671,500		Nahant, MA, 1.00% BANs, 7/17/2015	2,675,428
3,754,000		Rockland, MA, 0.60% BANs, 6/30/2015	3,755,228
		TOTAL	104,906,911
		Michigan—4.5%
1,285,000		Genesee County, MI EDC, (Series 2000) Weekly VRDNs (Dee Cramer, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.220%, 5/7/2015	1,285,000
5,500,000		Grand Rapids, MI IDR, (Series 2007) Weekly VRDNs (Clipper Belt Lacer Co.)/(Bank of America N.A. LOC), 0.180%, 5/7/2015	5,500,000
3,610,000		Kent Hospital Finance Authority, MI, (Spectrum Health), MVRENs (Series 2015A), 0.190%, 5/7/2015	3,610,000
1,340,000		Michigan Higher Education Facilities Authority, (Series 2008) Weekly VRDNs (Davenport University, MI)/(Fifth Third Bank, Cincinnati LOC), 0.200%, 5/1/2015	1,340,000
25,575,000		Michigan State Housing Development Authority, (2005 Series A) Weekly VRDNs (Bank of Tokyo-Mitsubishi UFJ Ltd. LIQ), 0.180%, 5/6/2015	25,575,000
43,000,000		Michigan State Housing Development Authority, (Series 2007E) Weekly VRDNs (Bank of Tokyo-Mitsubishi UFJ Ltd. LIQ), 0.160%, 5/6/2015	43,000,000
3,240,000		Michigan State Strategic Fund Weekly VRDNs (Bishop Creek LLC)/(Comerica Bank LOC), 0.210%, 5/7/2015	3,240,000
1,585,000		Michigan State Strategic Fund, (Series 2007) Weekly VRDNs (Lapeer Industries, Inc.)/(Bank of America N.A. LOC), 0.180%, 5/7/2015	1,585,000
2,160,000		Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Fresh Solution Farms)/(Fifth Third Bank, Cincinnati LOC), 0.220%, 5/1/2015	2,160,000
2,530,000		Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Washtenaw Christian Academy)/(Fifth Third Bank, Cincinnati LOC), 0.200%, 5/1/2015	2,530,000
12,365,000	[3,4]	Wayne County, MI Airport Authority, SPEARs (Series DBE-652) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.210%, 5/7/2015	12,365,000
		TOTAL	102,190,000
		Minnesota—0.4%
360,000		Blue Earth, MN, (Series 2006) Weekly VRDNs (Nortech Systems, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.290%, 5/7/2015	360,000
800,000		Coon Rapids, MN, (Series 1999) Weekly VRDNs (Assurance Mfg. Co., Inc.)/(Wells Fargo Bank, N.A. LOC), 0.290%, 5/7/2015	800,000
1,700,000		Hennepin County, MN Housing and Redevelopment Authority, (Series 2001) Weekly VRDNs (City Apartments at Loring Park)/(FNMA LOC), 0.140%, 5/7/2015	1,700,000
1,120,000		Melrose, MN, (Series 2008) Weekly VRDNs (Proliant Dairy, Inc.)/(Bank of America N.A. LOC), 0.180%, 5/7/2015	1,120,000
4,965,000		Plymouth, MN, (Series 2003) Weekly VRDNs (Harbor Lane Apartments)/(FNMA LOC), 0.120%, 5/7/2015	4,965,000
390,000		St. Paul, MN Port Authority, (Series 2002-11) Weekly VRDNs (Camada Ltd. Partnership)/(Wells Fargo Bank, N.A. LOC), 0.240%, 5/7/2015	390,000
		TOTAL	9,335,000
		Mississippi—1.8%
910,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Mississippi-AMT)/(Series 2009-14) Weekly VRDNs (Mississippi Home Corp.)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.230%, 5/7/2015	910,000
9,570,000		Mississippi Home Corp., (Series 1999C) Weekly VRDNs (Summer Park Apartments)/(Wells Fargo Bank, N.A. LOC), 0.150%, 5/7/2015	9,570,000
6,400,000		Mississippi Home Corp., (Series 2004-6) Weekly VRDNs (Windsor Park Partners LP)/(FNMA LOC), 0.150%, 5/7/2015	6,400,000
9,330,000		Mississippi Home Corp., (Series 2006-1) Weekly VRDNs (Terrace Park Apartments)/(Wells Fargo Bank, N.A. LOC), 0.150%, 5/7/2015	9,330,000
9,670,000		Mississippi Home Corp., (Series 2006-2) Weekly VRDNs (Bradford Park Apartments)/(Wells Fargo Bank, N.A. LOC), 0.150%, 5/7/2015	9,670,000
5

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Mississippi—continued
$6,075,000		Mississippi Home Corp., (Series 2006-5) Weekly VRDNs (Ashton Park Apartments)/(Mizuho Bank Ltd. LOC), 0.150%, 5/7/2015	$6,075,000
		TOTAL	41,955,000
		Multi-State—16.8%
7,962,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2009-13) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.260%, 5/7/2015	7,962,000
365,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2009-68) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.260%, 5/7/2015	365,000
3,795,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2009-77) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.260%, 5/7/2015	3,795,000
3,216,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2009-78) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.260%, 5/7/2015	3,216,000
53,315,000	[3,4]	FHLMC, Eagles (Series 2008-0055F) Weekly VRDNs (GTD by FHLMC)/(FHLMC LIQ), 0.140%, 5/7/2015	53,315,000
9,875,000		FHLMC, Floater Certificates (Series M015-A) Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.140%, 5/7/2015	9,875,000
16,960,000		FHLMC, Floater Certificates (Series M017-A) Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.140%, 5/7/2015	16,960,000
23,153,000		FHLMC, Floater Certificates (Series M020-A) Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.140%, 5/7/2015	23,153,000
85,300,000	[3,4]	Nuveen AMT-Free Municipal Income Fund, (Series 1), Weekly VRDPs, (Deutsche Bank Trust Co. LIQ), 0.230%, 5/7/2015	85,300,000
5,000,000	[3,4]	Nuveen AMT-Free Municipal Income Fund, (Series 2), Weekly VRDPs, (Citibank N.A. LIQ), 0.190%, 5/7/2015	5,000,000
91,300,000	[3,4]	Nuveen Dividend Advantage Municipal Fund 2, (Series 2), Weekly VRDPs, (Toronto Dominion Bank LIQ), 0.200%, 5/7/2015	91,300,000
30,000,000	[3,4]	Nuveen Insured Municipal Opportunity Fund, (Series 1), Weekly VRDPs, (Citibank N.A. LIQ), 0.200%, 5/7/2015	30,000,000
25,000,000	[3,4]	Nuveen Municipal Market Opportunity Fund, Inc., (Series 1), Weekly VRDPs, (Deutsche Bank Trust Co. LIQ), 0.200%, 5/7/2015	25,000,000
30,000,000	[3,4]	Nuveen Premium Income Municipal Fund 2, Inc., (4,895 Series 1), Weekly VRDPs, (Barclays Bank PLC LIQ), 0.200%, 5/7/2015	30,000,000
		TOTAL	385,241,000
		Nevada—2.5%
55,955,000		Clark County, NV Airport System, (Series C-1), 2.50% Bonds, 7/1/2015	56,167,409
		New Hampshire—0.2%
3,420,000		New Hampshire Business Finance Authority, (Series 2008) Daily VRDNs (Valley Regional Hospital)/(Citizens Bank, N.A., Providence LOC), 0.200%, 5/1/2015	3,420,000
		New Jersey—6.5%
8,883,750		Avalon Boro, NJ, 1.00% BANs, 2/24/2016	8,933,007
5,639,155		Boonton, NJ, 1.00% BANs, 11/20/2015	5,656,624
5,000,000	[3,4]	Garden State Preservation Trust, NJ, PUTTERs (Series 2865Z) Weekly VRDNs (New Jersey State)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.260%, 5/7/2015	5,000,000
14,557,527		Morristown, NJ, 1.00% BANs, 6/12/2015	14,567,857
5,615,000		New Jersey Health Care Facilities Financing Authority, (Series 1997) Weekly VRDNs (Christian Health Care Center)/(Valley National Bank, Passaic, NJ LOC), 0.300%, 5/6/2015	5,615,000
11,500,000	[3,4]	New Jersey State Educational Facilities Authority, SPEARs (Series DBE-1307), 0.22% TOBs (New Jersey State)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), Optional Tender 5/28/2015	11,500,000
5,350,000		New Jersey State, (Series H), 5.25% Bonds (Assured Guaranty Municipal Corp. INS), 7/1/2015	5,394,180
50,000,000	[3,4]	New Jersey State, PUTTERs (Series 4459) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 0.150%, 5/1/2015	50,000,000
6,000,000	[3,4]	Nuveen New Jersey Dividend Advantage Municipal Fund (NXJ Series 2), Weekly VRDPs, (Royal Bank of Canada LIQ), 0.190%, 5/7/2015	6,000,000
16,000,000	[3,4]	Nuveen New Jersey Dividend Advantage Municipal Fund (NXJ Series 3), Weekly VRDPs, (Royal Bank of Canada LIQ), 0.190%, 5/7/2015	16,000,000
17,102,000		South River, NJ, 1.00% BANs, 12/15/2015	17,165,738
3,551,400		Woodcliff Lake, NJ, 1.25% BANs, 2/26/2016	3,574,718
		TOTAL	149,407,124
		New Mexico—0.2%
100,000		Albuquerque, NM IDRB, (Series 1996) Weekly VRDNs (Rose's Southwest Papers, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.240%, 5/7/2015	100,000
3,400,000		Albuquerque, NM IDRB, (Series 1999) Weekly VRDNs (El Encanto, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.240%, 5/7/2015	3,400,000
6

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		New Mexico—continued
$550,000		Los Lunas Village, NM, (Series 1998) Weekly VRDNs (Wall Colmonoy Corp.)/(Bank of America N.A. LOC), 0.350%, 5/6/2015	$550,000
		TOTAL	4,050,000
		New York—9.3%
9,628,858		Afton, NY CSD, 1.00% BANs, 6/26/2015	9,638,416
2,525,000		Berlin, NY CSD, 1.00% BANs, 6/30/2015	2,526,648
7,870,262		Brasher Falls, NY CSD, 1.00% BANs, 6/22/2015	7,875,609
6,883,047		Dundee, NY CSD, 0.75% BANs, 6/18/2015	6,887,102
10,000,000		Frontier, NY CSD, 0.75% BANs, 7/22/2015	10,006,916
5,700,000		Grand Island, NY CSD, 1.00% BANs, 12/3/2015	5,725,130
5,000,000		Harpursville, NY CSD, (Series 2014B), 1.00% BANs, 7/23/2015	5,006,788
5,590,000		Hempstead (town), NY IDA MFH, (Series 2006) Weekly VRDNs (Hempstead Village Housing Associates LP)/(FNMA LOC), 0.150%, 5/7/2015	5,590,000
6,015,000		Hornell, NY City School District, 0.75% BANs, 6/26/2015	6,018,767
5,650,000		Jamestown, NY City School District, 0.75% BANs, 6/25/2015	5,653,218
10,000,000		Mt. Vernon, NY City School District, 1.00% BANs, 8/20/2015	10,009,945
4,375,000		New Rochelle, NY IDA, (Series 2006: West End Phase I Facility) Weekly VRDNs (180 Union Avenue Owner LP)/(Citibank NA, New York LOC), 0.230%, 5/7/2015	4,375,000
6,760,000	[3,4]	New York Liberty Development Corporation, SPEARs (DB-1202) Weekly VRDNs (One Bryant Park LLC)/(Deutsche Bank AG LIQ), 0.330%, 5/7/2015	6,760,000
24,880,000		New York State Energy Research & Development Authority, (1997 Series A) Weekly VRDNs (National Grid Generation LLC)/(Royal Bank of Scotland PLC, Edinburgh LOC), 0.170%, 5/6/2015	24,880,000
4,785,000	[3,4]	New York State Mortgage Agency, ROCs (Series 11702) Weekly VRDNs (Citibank NA, New York LIQ), 0.160%, 5/7/2015	4,785,000
11,880,000		North Tonawanda, NY City School District, 1.00% BANs, 9/17/2015	11,912,936
5,775,000		Oceanside, NY Union Free School District, 0.75% TANs, 6/19/2015	5,779,014
20,000,000		Ogdensburg, NY Enlarged City School District, 1.00% BANs, 6/23/2015	20,016,775
4,500,000		Oswego, NY City School District, 0.75% BANs, 7/23/2015	4,503,561
6,400,000		Oxford Academy and CSD, NY, (Series 2014), 0.75% BANs, 6/26/2015	6,403,515
15,150,000		Rochester, NY, 2.00% BANs, 8/10/2015	15,224,027
1,720,000		Rockland County, NY IDA, (Series 2001) Weekly VRDNs (Gussack Realty Co./Tappan Wire and Cable, Inc.)/(Citizens Bank, N.A., Providence LOC), 0.210%, 5/6/2015	1,720,000
6,580,000		Utica, NY Industrial Development Agency Civic Facility, (Series 2006) Weekly VRDNs (Munson-Williams-Proctor Arts Institute)/(Citizens Bank, N.A., Providence LOC), 0.250%, 5/7/2015	6,580,000
10,000,000		Wappingers, NY CSD, (Series 2014C), 1.00% BANs, 12/15/2015	10,044,788
15,900,000		Westchester County, NY, 0.50% TANs, 5/26/2015	15,904,543
		TOTAL	213,827,698
		North Carolina—0.4%
2,000,000		Charlotte-Mecklenburg Hospital Authority, NC, (Series 2007B) Daily VRDNs (Carolinas HealthCare System)/(JPMorgan Chase Bank, N.A. LIQ), 0.110%, 5/1/2015	2,000,000
1,005,000	[3,4]	North Carolina HFA, MERLOTS (Series 2008-C20) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.180%, 5/6/2015	1,005,000
6,000,000		North Carolina Medical Care Commission, (Moses H. Cone Memorial), 7 Month Windows MVRENs (Series 2011B), 0.230%, 5/7/2015	6,000,000
1,000,000		Union County, NC Industrial Facilities & PCFA, (Series 2007) Weekly VRDNs (Darnel, Inc.)/(Citibank NA, New York LOC), 0.140%, 5/7/2015	1,000,000
		TOTAL	10,005,000
		North Dakota—0.2%
5,000,000		Grand Forks County, ND, (Series 2011) Weekly VRDNs (J. R. Simplot Co.)/(Rabobank Nederland NV, Utrecht LOC), 0.150%, 5/6/2015	5,000,000
		Oklahoma—0.4%
8,000,000		Broken Arrow, OK EDA Weekly VRDNs (Blue Bell Creameries)/(JPMorgan Chase Bank, N.A. LOC), 0.170%, 5/7/2015	8,000,000
548,501	[3,4]	Clipper Tax-Exempt Certificates Trust (Oklahoma AMT)/(Series 2009-5) Weekly VRDNs (Oklahoma HFA)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.230%, 5/7/2015	548,501
		TOTAL	8,548,501
7

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Oregon—0.9%
$10,000,000		Port of Morrow, OR, (Series 2001A) Weekly VRDNs (Threemile Canyon Farms LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.130%, 5/7/2015	$10,000,000
10,000,000		Port of Morrow, OR, (Series 2001C) Weekly VRDNs (Threemile Canyon Farms LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.130%, 5/7/2015	10,000,000
		TOTAL	20,000,000
		Pennsylvania—0.7%
15,190,000		Emmaus, PA General Authority, (Series 1996) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Wells Fargo Bank, N.A. LIQ), 0.300%, 5/6/2015	15,190,000
		South Carolina—0.6%
8,000,000		Berkeley County, SC IDB Weekly VRDNs (Nucor Corp.), 0.310%, 5/6/2015	8,000,000
6,000,000		Berkeley County, SC IDB, (Series 1998) Weekly VRDNs (Nucor Corp.), 0.280%, 5/6/2015	6,000,000
		TOTAL	14,000,000
		South Dakota—0.1%
3,000,000		South Dakota Value Added Finance Authority, (Series 2004) Weekly VRDNs (Prairie Gold Dairy LLC)/(CoBank, ACB LOC), 0.130%, 5/7/2015	3,000,000
		Tennessee—2.2%
3,500,000		Jackson, TN Health Educational & Housing Facilities Board Multifamily Revenue, (Series 1998) Weekly VRDNs (Park Ridge Apartments)/(Wells Fargo Bank, N.A. LOC), 0.150%, 5/7/2015	3,500,000
12,800,000		Memphis-Shelby County, TN Industrial Development Board—PCRB, (Series 2007) Weekly VRDNs (Nucor Steel Memphis, Inc.)/(GTD by Nucor Corp.), 0.310%, 5/6/2015	12,800,000
33,890,000		Sevier County, TN Public Building Authority, Local Government Public Improvement Bonds (Series V-A-1) Weekly VRDNs (Metropolitan Knoxville, TN Airport Authority)/(Branch Banking & Trust Co. LOC), 0.140%, 5/6/2015	33,890,000
		TOTAL	50,190,000
		Texas—0.6%
2,950,000		Dalhart, TX Economic Development Corp., (Series 2005) Weekly VRDNs (Northside Farms LLC)/(AgriBank FCB LOC), 0.130%, 5/7/2015	2,950,000
4,000,000		Jewett, TX Economic Development Corporation, (Series 2003) Weekly VRDNs (Nucor Corp.), 0.310%, 5/6/2015	4,000,000
7,120,000	[3,4]	Texas State, MERLOTS (Series 2008-C47), 0.19% TOBs (Wells Fargo Bank, N.A. LIQ), Optional Tender 7/8/2015	7,120,000
		TOTAL	14,070,000
		Utah—0.0%
1,005,000		Salt Lake County, UT Training Facilities, (Series 2000) Weekly VRDNs (Community Foundation For The Disabled, Inc.)/(Wells Fargo Bank Northwest, N.A. LOC), 0.270%, 5/7/2015	1,005,000
		Vermont—0.0%
775,000		Vermont HFA, SFM (Series 24A) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(TD Bank, N.A. LIQ), 0.120%, 5/6/2015	775,000
		Virginia—0.4%
4,000,000		Norfolk, VA Redevelopment and Housing Authority, (Series 2008) Daily VRDNs (Old Dominion University)/(Bank of America N.A. LOC), 0.150%, 5/1/2015	4,000,000
5,000,000		Virginia Small Business Financing Authority, (Series 2008) Daily VRDNs (Virginia State University Real Estate Foundation)/(Bank of America N.A. LOC), 0.150%, 5/1/2015	5,000,000
		TOTAL	9,000,000
		Washington—2.7%
6,000,000	[3,4]	Grant County, WA Public Utilities District NO. 2: Wanapum Hydroelectric Development, Solar Eclipse (Series 2007-0096) Daily VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.120%, 5/1/2015	6,000,000
2,350,000		Kitsap County, WA IDC, (Series 2006) Weekly VRDNs (Cara Land Co., LLC)/(Wells Fargo Bank, N.A. LOC), 0.290%, 5/7/2015	2,350,000
575,000		Port of Pasco, WA Economic Development Corp., (Series 1996) Weekly VRDNs (Douglas Fruit Co., Inc.)/(U.S. Bank, N.A. LOC), 0.180%, 5/7/2015	575,000
2,465,000		Washington State EDFA, (Series 2000C) Weekly VRDNs (AMI-Moore LLC)/(KeyBank, N.A. LOC), 0.300%, 5/7/2015	2,465,000
7,375,000		Washington State EDFA, (Series 2001E) Weekly VRDNs (Darigold, Inc./WestFarm Foods)/(Bank of America N.A. LOC), 0.160%, 5/7/2015	7,375,000
15,930,000		Washington State EDFA, (Series 2005B) Weekly VRDNs (Harold LeMay Enterprises, Inc.)/(Bank of America N.A. LOC), 0.120%, 5/6/2015	15,930,000
10,000,000		Washington State EDFA, (Series 2007A) Weekly VRDNs (Delta Marine Industries, Inc.)/(KeyBank, N.A. LOC), 0.310%, 5/7/2015	10,000,000
3,890,000		Washington State EDFA, (Series 2007J) Weekly VRDNs (Ocean Gold Seafoods, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.210%, 5/7/2015	3,890,000
8

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	Washington—continued
$7,000,000	Washington State Housing Finance Commission, (Series 2008A) Weekly VRDNs (ECCO Properties )/(KeyBank, N.A. LOC), 0.200%, 5/7/2015	$7,000,000
5,560,000	Washington State Housing Finance Commission: MFH, (Series 2007) Weekly VRDNs (Clark Island LP)/(FHLMC LOC), 0.160%, 5/7/2015	5,560,000
	TOTAL	61,145,000
	Wisconsin—0.5%
4,000,000	Combined Locks, WI IDRB, (Series 1997) Weekly VRDNs (Appleton Papers)/(Fifth Third Bank, Cincinnati LOC), 0.300%, 5/7/2015	4,000,000
2,595,000	Kiel, WI IDA, (Series 2007) Weekly VRDNs (Polar Ware Co.)/(Wells Fargo Bank, N.A. LOC), 0.170%, 5/7/2015	2,595,000
3,850,000	Lancaster, WI IDRB, (Series 2007) Weekly VRDNs (Woolwich Dairy (USA), Inc.)/(BMO Harris Bank, N.A. LOC), 0.230%, 5/7/2015	3,850,000
1,390,000	West Bend, WI IDA, (Series 2006) Weekly VRDNs (Jackson Concrete, Inc.)/(U.S. Bank, N.A. LOC), 0.310%, 5/7/2015	1,390,000
	TOTAL	11,835,000
	Wyoming—0.3%
5,700,000	Sweetwater County, WY Environmental Improvement, (Series 2007) Weekly VRDNs (Simplot Phosphates LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.150%, 5/6/2015	5,700,000
	TOTAL MUNICIPAL INVESTMENTS—99.9% (AT AMORTIZED COST)[5]	2,287,116,965
	OTHER ASSETS AND LIABILITIES - NET—0.1%[6]	2,524,907
	TOTAL NET ASSETS—100%	$2,289,641,872
Securities that are subject to the federal alternative minimum tax (AMT) represent 63.2% of the portfolio as calculated based upon total market value.
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At April 30, 2015, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
96.9%	3.1%
2	Current rate and next reset date shown for Variable Rate Demand Instruments.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2015, these restricted securities amounted to $821,124,501, which represented 35.9% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2015, these liquid restricted securities amounted to $821,124,501, which represented 35.9% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2015.
9

Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2015, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
Regulatory Matters
On July 23, 2014, the Securities and Exchange Commission voted to amend the rules under the Investment Company Act of 1940 which currently govern the operations of the Fund. A significant change resulting from these amendments will be a requirement that institutional prime funds (i.e., not retail as defined in the amendments), transact fund shares based on a market-based Net Asset Value (NAV). Other types of money market funds may continue to transact fund shares at an NAV calculated using the amortized cost valuation method. Among additional disclosure and other requirements, the amendments also will permit a money market fund, or, in certain circumstances, require a money market fund (other than a government money market fund which satisfies the requirements of the amended rules) to impose liquidity fees on redemptions, and permit a money market fund to limit (or gate) redemptions for up to 10 business days in any 90-day period. The amendments have staggered compliance dates. Compliance with a majority of these amendments will be required on October 14, 2016, two years after the effective date for the rule amendments. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Fund's operations, financial statements and accompanying notes.
10

The following acronyms are used throughout this portfolio:
AMT	—Alternative Minimum Tax
BANs	—Bond Anticipation Notes
CCD	—Community College District
COL	—Collateralized
CP	—Commercial Paper
CSD	—Central School District
EDA	—Economic Development Authority
EDC	—Economic Development Commission
EDFA	—Economic Development Finance Authority
EDRB	—Economic Development Revenue Bond
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
GTD	—Guaranteed
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
IDB(s)	—Industrial Development Bond(s)
IDC	—Industrial Development Corporation
IDR	—Industrial Development Revenue
IDRB(s)	—Industrial Development Revenue Bond(s)
INS	—Insured
LIQ	—Liquidity Agreement
LOC(s)	—Letter of Credit(s)
MERLOTS	—Municipal Exempt Receipts-Liquidity Optional Tender Series
MFH	—Multi-Family Housing
MVRENs	—Municipal Variable Rate Exchangeable Notes
PCA	—Pollution Control Authority
PCFA	—Pollution Control Finance Authority
PCRB(s)	—Pollution Control Revenue Bond(s)
PUTTERs	—Puttable Tax-Exempt Receipts
ROCs	—Reset Option Certificates
SFM	—Single Family Mortgage
SPEARs	—Short Puttable Exempt Adjustable Receipts
TANs	—Tax Anticipation Notes
TOBs	—Tender Option Bonds
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
11
Federated Prime Cash Obligations Fund
Portfolio of Investments
April 30, 2015 (unaudited)
Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—1.2%
		Finance - Automotive—0.9%
$6,545,502		AmeriCredit Automobile Receivables Trust 2014-4, Class A1, 0.250%, 12/8/2015	$6,545,502
25,000,000		AmeriCredit Automobile Receivables Trust 2015-2, Class A1, 0.400%, 4/8/2016	25,000,000
31,981,532		Santander Drive Auto Receivables Trust 2015-1, Class A1, 0.320%, 3/15/2016	31,981,532
75,000,000		Santander Drive Auto Receivables Trust 2015-2, Class A1, 0.450%, 5/16/2016	75,000,000
		TOTAL	138,527,034
		Finance - Equipment—0.3%
21,707,754	[1,2]	CIT Equipment Collateral 2014-VT1, Class A1, 0.300%, 12/21/2015	21,707,754
25,000,000	[1,2]	Dell Equipment Finance Trust 2015-1, Class A1, 0.420%, 4/22/2016	25,000,000
		TOTAL	46,707,754
		TOTAL ASSET-BACKED SECURITIES	185,234,788
		BANK NOTE—5.0%
		Finance - Banking—5.0%
760,000,000		Bank of America N.A., 0.240% - 0.270%, 6/15/2015 - 8/14/2015	760,000,000
		CERTIFICATES OF DEPOSIT—20.8%
		Finance - Banking—20.8%
200,000,000		Bank of Nova Scotia, Toronto, 0.280%, 6/12/2015	199,999,777
465,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.230% - 0.270%, 5/6/2015 - 7/22/2015	465,000,000
50,000,000		Credit Agricole Corporate and Investment Bank, 0.240%, 5/4/2015	50,000,000
100,000,000		Credit Suisse, Zurich, 0.230%, 6/10/2015	100,000,000
655,000,000		DZ Bank AG Deutsche Zentral-Genossenschaftbank, 0.240% - 0.260%, 5/8/2015 - 8/18/2015	655,000,000
410,000,000		Mizuho Bank Ltd., 0.250% - 0.260%, 7/2/2015 - 8/5/2015	410,000,000
337,000,000		Societe Generale, Paris, 0.250% - 0.270%, 5/8/2015 - 6/24/2015	337,000,000
175,000,000		Standard Chartered Bank PLC, 0.250%, 7/17/2015	175,000,000
648,000,000		Sumitomo Mitsui Banking Corp., 0.260% - 0.270%, 5/20/2015 - 6/19/2015	648,000,000
130,000,000		Toronto Dominion Bank, 0.350%, 9/10/2015	130,000,000
		TOTAL CERTIFICATES OF DEPOSIT	3,169,999,777
		COMMERCIAL PAPER—24.9%[3]
		Aerospace/Auto—0.2%
25,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. SA), 0.260%, 6/8/2015	24,993,139
		Finance - Banking—20.7%
5,000,000		Banque et Caisse d'Epargne de L'Etat, 0.316%, 8/13/2015	4,995,450
200,000,000	[1,2]	Barclays US Funding Corp., 0.130%, 5/1/2015	200,000,000
210,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.301% - 0.351%, 5/18/2015 - 8/20/2015	209,873,937
795,000,000		ING (U.S.) Funding LLC, 0.240% - 0.250%, 5/15/2015 - 7/10/2015	794,764,764
478,000,000	[1,2]	JPMorgan Securities LLC, 0.331% - 0.401%, 5/21/2015 - 11/24/2015	477,414,964
218,500,000	[1,2]	LMA-Americas LLC, 0.250%, 5/14/2015 - 7/7/2015	218,424,889
700,000,000		Lloyds Bank PLC, London, 0.130%, 5/4/2015	699,992,417
86,500,000	[1,2]	Manhattan Asset Funding Company LLC, 0.280%, 6/26/2015 - 7/1/2015	86,460,672
172,000,000	[1,2]	Matchpoint Master Trust, 0.250%, 5/28/2015 - 6/24/2015	171,941,590
100,000,000	[1,2]	Societe Generale, Paris, 0.250%, 6/16/2015	99,968,056
198,000,000		Standard Chartered Bank PLC, 0.240% - 0.250%, 5/15/2015 - 7/23/2015	197,940,083
		TOTAL	3,161,776,822
		Finance - Commercial—1.3%
117,000,000	[1,2]	Atlantic Asset Securitization LLC, 0.240%, 5/14/2015 - 5/27/2015	116,981,193
26,000,000	[1,2]	CIESCO, LLC, 0.250%, 6/5/2015	25,993,681
1

Principal Amount or Shares			Value
		COMMERCIAL PAPER—continued[3]
		Finance - Commercial—continued
$60,000,000	[1,2]	Fairway Finance Co. LLC, 0.280%, 10/13/2015	$59,923,000
		TOTAL	202,897,874
		Finance - Retail—2.4%
105,000,000	[1,2]	Barton Capital LLC, 0.240%, 6/5/2015	104,975,500
50,000,000	[1,2]	CAFCO, LLC, 0.250%, 6/4/2015	49,988,194
100,000,000	[1,2]	Chariot Funding LLC, 0.271% - 0.300%, 8/10/2015 - 10/20/2015	99,904,729
50,000,000	[1,2]	Salisbury Receivables Company LLC, 0.270%, 5/15/2015	49,994,750
70,000,000	[1,2]	Starbird Funding Corp., 0.260% - 0.280%, 7/2/2015 - 7/8/2015	69,965,845
		TOTAL	374,829,018
		Sovereign—0.3%
42,000,000	[1,2]	Caisse des Depots et Consignations (CDC), 0.275%, 7/8/2015	41,978,183
		TOTAL COMMERCIAL PAPER	3,806,475,036
		CORPORATE BONDS—0.8%
		Finance - Banking—0.4%
66,000,000		Westpac Banking Corp. Ltd., Sydney, 1.125%, 9/25/2015	66,200,437
		Finance - Commercial—0.3%
1,000,000		General Electric Capital Corp., 1.000%, 1/8/2016	1,003,410
34,030,000		General Electric Capital Corp., 1.625%, 7/2/2015	34,105,478
11,275,000		General Electric Capital Corp., 2.250%, 11/9/2015	11,381,011
733,000		General Electric Capital Corp., 4.375%, 9/21/2015	744,360
		TOTAL	47,234,259
		Insurance—0.1%
6,650,000	[1,2]	Metropolitan Life Global Funding I, 2.500%, 9/29/2015	6,707,832
		TOTAL CORPORATE BONDS	120,142,528
		CORPORATE NOTES—0.1%
		Finance - Banking—0.0%
400,000		Bank of Montreal, 0.800%, 11/6/2015	400,456
		Insurance—0.1%
2,000,000	[1,2]	Metropolitan Life Global Funding I, 1.700%, 6/29/2015	2,004,393
7,781,000	[1,2]	Metropolitan Life Global Funding I, 3.125%, 1/11/2016	7,918,116
1,700,000	[1,2]	New York Life Global Funding, 3.000%, 5/4/2015	1,700,380
		TOTAL	11,622,889
		TOTAL CORPORATE NOTES	12,023,345
		NOTES - VARIABLE—19.3%[4]
		Aerospace/Auto—2.4%
140,000,000		BMW US Capital LLC, (GTD by Bayerische Motoren Werke AG), 0.375%, 5/5/2015	140,000,000
45,000,000		BMW US Capital LLC, (GTD by Bayerische Motoren Werke AG), 0.394%, 7/17/2015	45,000,000
100,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. SA), 0.265%, 6/10/2015	100,000,000
80,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. SA), 0.287%, 7/15/2015	80,000,000
		TOTAL	365,000,000
		Finance - Banking—15.7%
2,000,000		Albuquerque, NM IDRB, (Series 1997 El Canto, Inc.), (Wells Fargo Bank, N.A. LOC), 0.230%, 5/7/2015	2,000,000
3,535,000		Anchor Holdings LLC, (Series 2000), (U.S. Bank, N.A. LOC), 0.300%, 5/7/2015	3,535,000
9,960,000		BJ Financing, LLC, (Series 2007A), (BMO Harris Bank, N.A. LOC), 0.180%, 5/7/2015	9,960,000
24,000,000		Bank of Montreal, 0.310%, 5/12/2015	24,000,000
100,000,000		Bank of Montreal, 0.321%, 5/29/2015	100,000,000
150,000,000		Bank of Montreal, 0.331%, 5/18/2015	150,000,000
9,200,000		Bank of Montreal, Sr. Unsecured, 0.737%, 6/11/2015	9,215,273
15,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.312%, 5/18/2015	15,000,000
2

Principal Amount or Shares			Value
		NOTES - VARIABLE—continued[4]
		Finance - Banking—continued
$20,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.324%, 3/21/2016	$20,000,000
50,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.324%, 4/1/2016	50,000,000
75,000,000		Canadian Imperial Bank of Commerce, 0.362%, 5/26/2015	75,000,000
8,565,000		Capital Markets Access Co. LC, West Broad Holdings, LLC, (Series 2007), (Wells Fargo Bank, N.A. LOC), 0.170%, 5/7/2015	8,565,000
5,800,000		Charlotte Christian School, (Series 1999), (Wells Fargo Bank, N.A. LOC), 0.180%, 5/6/2015	5,800,000
6,900,000		Connecticut Health and Educational Facilities Authority, (Series D) Griffin Hospital, (Wells Fargo Bank, N.A. LOC), 0.180%, 5/7/2015	6,900,000
66,080,000		Corporate Finance Managers, Inc., (Series B), (Wells Fargo Bank, N.A. LOC), 0.180%, 5/7/2015	66,080,000
6,330,000		First Christian Church of Florrisant, (Series 2008), (BMO Harris Bank, N.A. LOC), 0.180%, 5/7/2015	6,330,000
4,780,000		Gadsden, AL Airport Authority, (Series 2004), (Wells Fargo Bank, N.A. LOC), 0.230%, 5/7/2015	4,780,000
6,565,000		Guiding Light Church, (Series 2005), (Wells Fargo Bank, N.A. LOC), 0.180%, 5/7/2015	6,565,000
17,760,000		Hamilton Station Park and Ride, (Series 2005), (Wells Fargo Bank, N.A. LOC), 0.180%, 5/7/2015	17,760,000
100,000,000		JPMorgan Chase Bank, N.A., 0.320%, 5/22/2015	100,000,000
50,000,000		JPMorgan Chase Bank, N.A., 0.424%, 6/8/2015	50,000,000
2,260,000		Johnson City, TN Health & Education Facilities Board, Mountain State Health Alliance 2007B-1, (U.S. Bank, N.A. LOC), 0.120%, 5/6/2015	2,260,000
200,000		Kit Carson County, CO, Midwest Farms Project, (Wells Fargo Bank, N.A. LOC), 0.120%, 5/7/2015	200,000
25,000,000		Michigan State Finance Authority Revenue, (Series 2010-B), (PNC Bank, N.A. LOC), 0.160%, 5/7/2015	25,000,000
1,790,000		Montgomery, AL IDB, (Wells Fargo Bank, N.A. LOC), 0.160%, 5/7/2015	1,790,000
105,000,000		National Australia Bank Ltd., Melbourne, 0.261%, 5/18/2015	105,000,000
67,500,000	[1,2]	National Australia Bank Ltd., Melbourne, 0.461%, 5/28/2015	67,510,278
19,670,000		Osprey Properties Limited Partnership, LLP & Nighthawk Properties, LLC, (Series 2008), (Wells Fargo Bank, N.A. LOC), 0.180%, 5/7/2015	19,670,000
4,900,000		PCP Investors, LLC, (Series 2003), (Wells Fargo Bank, N.A. LOC), 0.180%, 5/7/2015	4,900,000
4,880,000		Partisan Property, Inc., (Series 2014), (Wells Fargo Bank, N.A. LOC), 0.200%, 5/6/2015	4,880,000
2,525,000		Physicians Real Estate LLP, (Wells Fargo Bank, N.A. LOC), 0.160%, 5/6/2015	2,525,000
26,000,000		Royal Bank of Canada, Montreal, 0.300%, 5/12/2015	26,000,000
53,000,000		Royal Bank of Canada, Montreal, 0.324%, 7/9/2015	53,000,000
325,000,000		Royal Bank of Canada, Montreal, 0.391%, 7/6/2015	325,000,000
14,225,000		Saint Paul Minnesota Sales Tax Revenue, Revenue Bond—Rivercentre Arena PJ (Series 2009 A), (Wells Fargo Bank, N.A. LOC), 0.180%, 5/7/2015	14,225,000
150,000,000		State Street Bank and Trust Co., 0.262%, 5/15/2015	150,000,000
15,000,000		State Street Bank and Trust Co., 0.324%, 7/1/2015	15,000,000
47,000,000		Sumitomo Mitsui Banking Corp., 0.281%, 5/11/2015	47,000,000
11,750,000		Tack Capital Co., (Series 2001-A), (Wells Fargo Bank, N.A. LOC), 0.180%, 5/7/2015	11,750,000
75,000,000		Toronto Dominion Bank, 0.248%, 5/6/2015	75,000,000
100,000,000		Toronto Dominion Bank, 0.268%, 5/5/2015	100,000,000
75,000,000		Toronto Dominion Bank, 0.272%, 5/22/2015	75,000,000
50,000,000		Toronto Dominion Bank, 0.288%, 5/12/2015	50,000,000
110,000,000		Toronto Dominion Bank, 0.305%, 7/15/2015	110,000,000
298,100,000		U.S. Bank, N.A., 0.334%, 7/1/2015	298,163,154
1,120,000		University Church of Christ, (Wells Fargo Bank, N.A. LOC), 0.230%, 5/1/2015	1,120,000
460,000		Vista Grande Villa, (Bank of America N.A. LOC), 0.400%, 5/7/2015	460,000
50,000,000		Wells Fargo Bank, N.A., 0.390%, 6/22/2015	50,000,000
11,680,000		Woerner Holdings, Inc., (Series 2007), (Wells Fargo Bank, N.A. LOC), 0.180%, 5/7/2015	11,680,000
11,230,000		World Wildlife Fund, Inc., (U.S. Bank, N.A. LOC), 0.180%, 5/7/2015	11,230,000
1,980,000		Ypsilanti, MI, UT GO, (Comerica Bank LOC), 0.180%, 5/6/2015	1,980,000
		TOTAL	2,391,833,705
		Finance - Commercial—1.0%
25,000,000	[1,2]	Fairway Finance Co. LLC, 0.220%, 5/13/2015	24,999,917
20,000,000	[1,2]	Fairway Finance Co. LLC, 0.240%, 5/21/2015	19,999,714
3

Principal Amount or Shares			Value
		NOTES - VARIABLE—continued[4]
		Finance - Commercial—continued
$50,000,000	[1,2]	Fairway Finance Co. LLC, 0.248%, 10/5/2015	$50,000,000
4,035,000		General Electric Capital Corp., 0.507%, 7/14/2015	4,039,905
50,000,000		General Electric Capital Corp., 0.651%, 7/10/2015	50,036,500
6,105,000		General Electric Capital Corp., 0.874%, 7/8/2015	6,127,340
6,500,000	[1,2]	M3 Realty, LLC, (Series 2007), (General Electric Capital Corp. LOC), 0.250%, 5/7/2015	6,500,000
		TOTAL	161,703,376
		Government Agency—0.2%
515,000		California Statewide Communities Development Authority, Valley Palms Apartments Project Taxable (2002 Series C-T), (FNMA LOC), 0.150%, 5/7/2015	515,000
5,035,000		Flamingo Enterprises, Inc., (Series 2008), (FHLB of Atlanta LOC), 0.280%, 5/7/2015	5,035,000
885,000		Indianapolis, IN Economic Development MFH Revenue Bond, Revenue Bond (Series B), (FHLB of Indianapolis LOC), 0.400%, 5/7/2015	885,000
25,000,000		Sunroad Centrum Apartments 23, LP, (Series 2012-A Centrum Apartments Project) (FHLB of San Francisco LOC), 0.140%, 5/7/2015	25,000,000
80,000		Washington State Housing Finance Commission: MFH, Revenue Bonds, (FNMA LOC), 0.150%, 5/7/2015	80,000
		TOTAL	31,515,000
		TOTAL NOTES - VARIABLE	2,950,052,081
		OTHER REPURCHASE AGREEMENTS—12.7%
		Finance - Banking—12.7%
185,000,000		BNP Paribas Securities Corp., 0.274% - 0.436%, 5/1/2015 - 5/5/2015, interest in a $425,000,000 collateralized loan agreement, dated 2/3/2015 - 4/30/2015, in which asset-backed securities, collateralized mortgage obligations, corporate bonds and medium-term notes with a market value of $433,673,563 have been received as collateral with BNY Mellon as tri-party agent.	185,000,000
195,000,000		Barclays Capital, Inc., 0.791%, 6/22/2015, interest in a $375,000,000 collateralized loan agreement, dated 4/23/2015, in which collateralized mortgage obligations with a market value of $382,565,450 have been received as collateral with BNY Mellon as tri-party agent.	195,000,000
472,300,000		Credit Suisse Securities (USA) LLC, 0.152% - 0.639%, 5/1/2015 - 6/18/2015, interest in a $1,550,000,000 collateralized loan agreement, dated 3/31/2015 - 4/30/2015, in which asset-backed securities, collateralized mortgage obligations, a common stock, a limited partnership, municipal bonds and mutual funds with a market value of $1,581,284,735 have been received as collateral with JPMorgan Chase as tri-party agent.	472,300,000
78,000,000		HSBC Securities (USA), Inc., 0.253%, 5/1/2015, interest in a $160,000,000 collateralized loan agreement, dated 4/30/2015, in which corporate bonds and medium-term notes with a market value of $163,201,960 have been received as collateral with BNY Mellon as tri-party agent.	78,000,000
145,000,000		J.P. Morgan Securities LLC, 0.355% - 0.365%, 6/8/2015 - 7/1/2015, interest in a $650,000,000 collateralized loan agreement, dated 3/10/2015 – 4/2/2015, in which asset-backed securities with a market value of $663,280,715 have been received as collateral with JPMorgan Chase as tri-party agent.	145,000,000
295,000,000		Mitsubishi UFJ Securities (USA), Inc., 0.253%, 5/1/2015 - 6/1/2015, interest in a $950,000,000 collateralized loan agreement, dated 4/2/2015 - 4/30/2015, in which , asset-backed securities, corporate bonds, commercial paper, common stocks, exchange-traded funds, medium-term notes, municipal bonds, mutual funds and U.S. Government securities with a market value of $971,295,429 have been received as collateral with BNY Mellon as tri-party agent.	295,000,000
55,000,000		RBC Capital Markets, LLC, 0.456%, 8/18/2015, interest in a $250,000,000 collateralized loan agreement, dated 2/19/2015 , in which asset-backed securities, commercial paper and corporate bonds with a market value of $255,226,313 have been received as collateral with BNY Mellon as tri-party agent.	55,000,000
516,000,000		Wells Fargo Securities LLC, 0.456%, 7/7/2015 - 7/27/2015, interest in a $1,350,000,000 collateralized loan agreement, dated 4/8/2015 - 4/27/2015, in which asset-backed securities and collateralized mortgage obligations with a market value of $1,377,277,951.28 have been received as collateral with BNY Mellon as tri-party agent.	516,000,000
		TOTAL OTHER REPURCHASE AGREEMENTS	1,941,300,000
		REPURCHASE AGREEMENTS—15.2%
		Finance - Banking—15.2%
213,593,000		Interest in $3,500,000,000 joint repurchase agreement 0.10%, dated 4/30/2015 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $3,500,009,722 on 5/1/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2037 and the market value of those underlying securities was $3,570,009,979.	213,593,000
750,000,000		Interest in $2,500,000,000 joint repurchase agreement 0.12%, dated 4/30/2015 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $2,500,008,333 on 5/1/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 8/25/2051 and the market value of those underlying securities was $2,559,283,288.	750,000,000
4

Principal Amount or Shares		Value
	REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$1,350,000,000	Repurchase agreement 0.12%, dated 4/30/2015 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $1,350,004,500 on 5/1/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 7/25/2048 and the market value of those underlying securities was $1,377,989,294.	$1,350,000,000
	TOTAL REPURCHASE AGREEMENTS	2,313,593,000
	TOTAL INVESTMENTS—100.0% (AT AMORTIZED COST)[5]	15,258,820,555
	OTHER ASSETS AND LIABILITIES - NET—0.0%[6]	1,140,364
	TOTAL NET ASSETS—100%	$15,259,960,919
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2015, these restricted securities amounted to $2,402,837,567, which represented 15.7% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2015, these liquid restricted securities amounted to $2,402,837,567, which represented 15.7% of total net assets.
3	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
4	Denotes a variable rate security with current rate and next reset date shown.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2015.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
5

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2015, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
Regulatory Matters
On July 23, 2014, the Securities and Exchange Commission voted to amend the rules under the Investment Company Act of 1940 which currently govern the operations of the Fund. A significant change resulting from these amendments will be a requirement that institutional prime funds (i.e. not retail as defined in the amendments), transact fund shares based on a market-based Net Asset Value (NAV). Other types of money market funds may continue to transact fund shares at an NAV calculated using the amortized cost valuation method. Among additional disclosure and other requirements, the amendments also will permit a money market fund, or, in certain circumstances, require a money market fund (other than a government money market fund which satisfies the requirements of the amended rules) to impose liquidity fees on redemptions, and permit a money market fund to limit (or gate) redemptions for up to 10 business days in any 90-day period. The amendments have staggered compliance dates. Compliance with a majority of these amendments will be required on October 14, 2016, two years after the effective date for the rule amendments. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Fund's operations, financial statements and accompanying notes.
The following acronyms are used throughout this portfolio:
FHLB	—Federal Home Loan Bank
FNMA	—Federal National Mortgage Association
GO	—General Obligation
GTD	—Guaranteed
IDB	—Industrial Development Bond
IDRB	—Industrial Development Revenue Bond
LOC	—Letter of Credit
MFH	—Multi-Family Housing
SA	—Support Agreement
UT	—Unlimited Tax
6
Federated Prime Obligations Fund
Portfolio of Investments
April 30, 2015 (unaudited)
Principal Amount			Value
		ASSET-BACKED SECURITIES—0.9%
		Finance - Automotive—0.5%
$146,625		Ally Auto Receivables Trust 2014-2, Class A1, 0.200%, 10/15/2015	$146,607
1,412,366		Ally Auto Receivables Trust 2014-SN2, Class A1, 0.250%, 10/20/2015	1,412,366
10,996,443		AmeriCredit Automobile Receivables Trust 2014-4, Class A1, 0.250%, 12/8/2015	10,996,443
45,000,000		AmeriCredit Automobile Receivables Trust 2015-2, Class A1, 0.400%, 4/8/2016	45,000,000
2,014,853	[1,2]	Enterprise Fleet Financing LLC 2014-2, Class A1, 0.250%, 8/20/2015	2,014,645
108,658,715	[1,2]	Enterprise Fleet Financing LLC 2015-1, Class A1, 0.360%, 3/20/2016	108,658,715
213,755		Honda Auto Receivables 2014-3 Owner Trust, Class A1, 0.190%, 8/17/2015	213,737
		TOTAL	168,442,513
		Finance - Equipment—0.4%
41,003,536	[1,2]	CIT Equipment Collateral 2014-VT1, Class A1, 0.300%, 12/21/2015	41,003,536
100,000,000	[1,2]	Dell Equipment Finance Trust 2015-1, Class A1, 0.420%, 4/22/2016	100,000,000
		TOTAL	141,003,536
		TOTAL ASSET-BACKED SECURITIES	309,446,049
		BANK NOTE—1.3%
		Finance - Banking—1.3%
449,000,000		Bank of America N.A., 0.260%, 6/22/2015 - 7/17/2015	449,000,000
		CERTIFICATES OF DEPOSIT—23.3%
		Finance - Banking—23.3%
247,000,000		BNP Paribas SA, 0.250%, 5/26/2015 - 7/23/2015	247,000,000
254,000,000		Bank of Nova Scotia, Toronto, 0.280%, 6/12/2015	253,999,717
1,035,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.230% - 0.270%, 5/6/2015 - 8/6/2015	1,035,000,000
125,000,000		Chase Bank USA, N.A., 0.300%, 5/15/2015	125,000,000
480,000,000		Credit Agricole Corporate and Investment Bank, 0.260% - 0.280%, 5/1/2015 - 6/1/2015	480,000,000
345,000,000		Credit Suisse, Zurich, 0.230%, 6/11/2015	345,000,000
620,000,000		DZ Bank AG Deutsche Zentral-Genossenschaftbank, 0.240% - 0.280%, 5/8/2015 - 9/1/2015	620,000,000
1,753,000,000		Mizuho Bank Ltd., 0.250% - 0.260%, 6/11/2015 - 8/5/2015	1,753,000,000
500,000,000		Nordea Bank Finland PLC, 0.240%, 6/4/2015	499,997,641
512,000,000		Societe Generale, Paris, 0.240% - 0.260%, 5/8/2015 - 6/24/2015	512,000,000
590,000,000		Standard Chartered Bank PLC, 0.240% - 0.250%, 6/11/2015 - 7/17/2015	590,000,000
1,479,000,000		Sumitomo Mitsui Banking Corp., 0.260% - 0.270%, 5/7/2015 - 7/2/2015	1,479,000,000
298,000,000		Toronto Dominion Bank, 0.350%, 9/10/2015	298,000,000
		TOTAL CERTIFICATES OF DEPOSIT	8,237,997,358
		COMMERCIAL PAPER—26.7%[3]
		Aerospace/Auto—0.1%
50,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. SA), 0.260%, 6/8/2015	49,986,278
		Finance - Banking—20.3%
500,000,000	[1,2]	Barclays US Funding Corp., 0.130%, 5/1/2015	500,000,000
285,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.301% - 0.361%, 5/18/2015 - 10/23/2015	284,779,375
300,000,000		HSBC USA, Inc., 0.260% - 0.275%, 6/9/2015 - 8/26/2015	299,854,292
1,556,000,000		ING (U.S.) Funding LLC, 0.240% - 0.260%, 5/11/2015 - 8/4/2015	1,555,663,619
1,117,000,000	[1,2]	J.P. Morgan Securities LLC, 0.331% - 0.401%, 5/21/2015 - 11/24/2015	1,115,931,538
497,000,000	[1,2]	LMA-Americas LLC, 0.250%, 5/14/2015 - 7/15/2015	496,841,847
1,500,000,000		Lloyds Bank PLC, London, 0.130%, 5/4/2015	1,499,983,750
437,000,000	[1,2]	Manhattan Asset Funding Company LLC, 0.280%, 6/24/2015 - 7/13/2015	436,805,937
111,000,000	[1,2]	Matchpoint Master Trust, 0.250%, 6/24/2015	110,958,375
150,000,000	[1,2]	Societe Generale, Paris, 0.250%, 5/4/2015	149,996,875
1

Principal Amount			Value
		COMMERCIAL PAPER—continued[3]
		Finance - Banking—continued
$697,680,000		Standard Chartered Bank PLC, 0.250%, 5/15/2015 - 7/1/2015	$697,486,705
		TOTAL	7,148,302,313
		Finance - Commercial—2.4%
146,000,000	[1,2]	Alpine Securitization Corp., 0.220%, 5/15/2015	145,987,509
478,000,000	[1,2]	Atlantic Asset Securitization LLC, 0.230% - 0.250%, 5/26/2015 - 6/26/2015	477,862,713
75,000,000	[1,2]	CIESCO, LLC, 0.280%, 6/25/2015	74,967,916
50,000,000	[1,2]	Fairway Finance Co. LLC, 0.280%, 9/10/2015	49,948,667
100,000,000	[1,2]	Sheffield Receivables Company LLC, 0.260%, 5/8/2015	99,994,944
		TOTAL	848,761,749
		Finance - Retail—3.9%
420,000,000	[1,2]	Barton Capital LLC, 0.240%, 6/5/2015 - 6/12/2015	419,891,000
53,000,000	[1,2]	CAFCO, LLC, 0.250%, 5/18/2015	52,993,743
325,000,000	[1,2]	Chariot Funding LLC, 0.271% - 0.401%, 7/6/2015 - 1/21/2016	324,510,959
475,000,000	[1,2]	Jupiter Securitization Co. LLC, 0.270% - 0.401%, 5/19/2015 - 1/20/2016	474,560,722
100,000,000	[1,2]	Salisbury Receivables Company LLC, 0.250%, 5/14/2015	99,990,972
		TOTAL	1,371,947,396
		TOTAL COMMERCIAL PAPER	9,418,997,736
		CORPORATE BONDS—1.1%
		Finance - Banking—0.0%
2,400,000		U.S. Bancorp, 2.450%, 7/27/2015	2,412,337
		Finance - Commercial—1.1%
11,250,000		General Electric Capital Corp., 1.000%, 1/8/2016	11,287,764
119,613,000		General Electric Capital Corp., 1.625%, 7/2/2015	119,873,674
107,162,000		General Electric Capital Corp., 2.250%, 11/9/2015	108,187,423
10,339,000		General Electric Capital Corp., 2.375%, 6/30/2015	10,373,594
33,650,000		General Electric Capital Corp., 3.500%, 6/29/2015	33,823,444
38,871,000		General Electric Capital Corp., 4.375%, 9/21/2015	39,473,224
39,827,000		General Electric Capital Corp., 5.000%, 1/8/2016	41,044,447
22,380,000		General Electric Capital Corp., 6.900%, 9/15/2015	22,922,072
		TOTAL	386,985,642
		Financial Institution - Insurance - Life—0.0%
365,000	[1,2]	New York Life Global Funding, 0.627%, 5/23/2016	366,217
		Insurance—0.0%
5,500,000	[1,2]	Metropolitan Life Global Funding I, 2.500%, 9/29/2015	5,546,220
		TOTAL CORPORATE BONDS	395,310,416
		CORPORATE NOTES—0.6%
		Finance - Banking—0.1%
27,709,000		Wells Fargo Bank, N.A., 0.750%, 7/20/2015	27,736,318
		Insurance—0.5%
103,335,000	[1,2]	Metropolitan Life Global Funding I, 1.700%, 6/29/2015	103,562,319
14,535,000	[1,2]	Metropolitan Life Global Funding I, 3.125%, 1/11/2016	14,787,353
21,525,000	[1,2]	New York Life Global Funding, 0.750%, 7/24/2015	21,545,779
29,485,000	[1,2]	New York Life Global Funding, 3.000%, 5/4/2015	29,491,631
		TOTAL	169,387,082
		TOTAL CORPORATE NOTES	197,123,400
		NOTES - VARIABLE—19.4%[4]
		Aerospace/Auto—1.4%
75,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. SA), 0.265%, 6/10/2015	75,000,000
50,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. SA), 0.271%, 5/11/2015	50,000,000
250,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. SA), 0.271%, 5/11/2015	250,000,000
2

Principal Amount			Value
		NOTES - VARIABLE—continued[4]
		Aerospace/Auto—continued
$135,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. SA), 0.287%, 7/15/2015	$135,000,000
		TOTAL	510,000,000
		Diversified—0.0%
815,000	[1,2]	Alabama State IDA, General Electric Project, (General Electric Co. LOC), 0.610%, 5/7/2015	815,000
		Finance - Banking—15.6%
110,000,000		BMO Harris Bank, N.A., 0.281%, 5/26/2015	110,000,000
110,000,000		Bank of Montreal, 0.262%, 6/3/2015	110,000,704
15,000,000		Bank of Montreal, 0.290%, 5/11/2015	15,000,000
150,000,000		Bank of Montreal, 0.296%, 5/5/2015	150,000,000
220,000,000		Bank of Montreal, 0.310%, 5/12/2015	220,000,000
200,000,000		Bank of Montreal, 0.321%, 5/29/2015	200,000,000
20,000,000		Bank of Montreal, 0.388%, 5/5/2015	20,011,784
50,000,000		Bank of Montreal, 0.388%, 5/5/2015	50,029,460
100,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.278%, 5/5/2015	100,000,000
40,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.290%, 5/11/2015	40,000,000
50,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.303%, 5/18/2015	50,000,000
100,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.305%, 5/22/2015	100,000,000
20,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.312%, 5/18/2015	20,000,000
40,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.320%, 4/15/2016	40,000,000
45,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.324%, 6/22/2015	45,000,000
300,000,000		Canadian Imperial Bank of Commerce, 0.362%, 5/26/2015	300,000,000
7,145,000		Capital Markets Access Co. LC, (Wells Fargo Bank, N.A. LOC), 0.180%, 5/7/2015	7,145,000
4,775,000		Capital Markets Access Co. LC, Series 2008 Sunshine Professional Suites, LLC Project, (Wells Fargo Bank, N.A. LOC), 0.170%, 5/7/2015	4,775,000
3,425,000		Church at Brook Hills, (Wells Fargo Bank, N.A. LOC), 0.230%, 5/1/2015	3,425,000
16,725,000		Dynetics, Inc., Series 2010-A, (Branch Banking & Trust Co. LOC), 0.170%, 5/7/2015	16,725,000
66,605,000		Fiore Capital LLC, Series 2005-A, (BMO Harris Bank, N.A. LOC), 0.180%, 5/7/2015	66,605,000
33,900,000		Greene County Development Authority, Reynolds Lodge, LLC Series 2000 A, (U.S. Bank, N.A. LOC), 0.120%, 5/6/2015	33,900,000
3,000,000		Griffin-Spalding County, GA Development Authority, Norcom, Inc. Project 2013A, (Bank of America N.A. LOC), 0.170%, 5/7/2015	3,000,000
7,550,000		Gulf Gate Apartments LLC, Series 2003, (Wells Fargo Bank, N.A. LOC), 0.180%, 5/7/2015	7,550,000
1,140,000		Hamilton Station Park and Ride, Series 2005, (Wells Fargo Bank, N.A. LOC), 0.180%, 5/7/2015	1,140,000
50,000,000		J.P. Morgan Securities LLC, 0.326%, 5/11/2015	50,000,000
18,085,000		J.R. Adventures Insurance Trust, Series 2014, (BOKF, N.A. LOC), 0.170%, 5/7/2015	18,085,000
200,000,000		JPMorgan Chase Bank, N.A., 0.321%, 5/22/2015	200,000,000
50,000,000		JPMorgan Chase Bank, N.A., 0.424%, 6/8/2015	50,000,000
50,000,000		JPMorgan Chase Bank, N.A., 0.528%, 7/30/2015	50,027,039
2,265,000		Johnson City, TN Health & Education Facilities Board, Mountain State Health Alliance 2007B-1, (U.S. Bank, N.A. LOC), 0.120%, 5/6/2015	2,265,000
11,075,000		Johnson City, TN Health & Education Facilities Board, Series 2013-B (Mountain State Health Alliance), (U.S. Bank, N.A. LOC), 0.120%, 5/6/2015	11,075,000
910,000		Kings Creek Country Club, Inc., (Series 1997), (Wells Fargo Bank, N.A. LOC), 0.230%, 5/6/2015	910,000
740,000		L.H. Kroh, Inc., (Series 1998), (Wells Fargo Bank, N.A. LOC), 0.230%, 5/6/2015	740,000
22,005,000		Los Angeles County Fair Association, (Wells Fargo Bank, N.A. LOC), 0.180%, 5/6/2015	22,005,000
30,000,000		Maine State Housing Authority, (2013 Series G) Federally Taxable, 0.160%, 5/7/2015	30,000,000
1,750,000		Massachusetts State Development Finance Agency, Series 2001-B Whaler's Cove Project, (U.S. Bank, N.A. LOC), 0.260%, 5/7/2015	1,750,000
25,000,000		Michigan State Finance Authority Revenue, Series 2010-A, (Bank of America N.A. LOC), 0.140%, 5/7/2015	25,000,000
44,000,000		Michigan State Finance Authority Revenue, Series 2010-C, (Bank of Montreal LOC), 0.190%, 5/7/2015	44,000,000
10,000,000		Mississippi Business Finance Corp., Kohler Project, (Wells Fargo Bank, N.A. LOC), 0.220%, 5/7/2015	10,000,000
6,198,000		New Hampshire Health and Education Facilities Authority, (Royal Bank of Canada, Montreal LOC), 0.140%, 5/7/2015	6,198,000
5,485,000		New York State HFA, Revenue Bonds (Series 2011B), (Wells Fargo Bank, N.A. LOC), 0.080%, 5/6/2015	5,485,000
61,800,000		Novant Health, Inc., Series 1997, (Wells Fargo Bank, N.A. LOC), 0.180%, 5/6/2015	61,800,000
3

Principal Amount			Value
		NOTES - VARIABLE—continued[4]
		Finance - Banking—continued
$7,645,000		Public Building Corp. Springfield, MO, Jordan Valley Ice Park, Series 2003, (U.S. Bank, N.A. LOC), 0.280%, 5/7/2015	$7,645,000
300,000,000		Rabobank Nederland NV, Utrecht, 0.261%, 5/11/2015	300,000,000
5,565,000		Roman Catholic Bishop of San Jose, CA, Series 2005, (Wells Fargo Bank, N.A. LOC), 0.180%, 5/7/2015	5,565,000
25,000,000		Royal Bank of Canada, Montreal, 0.251%, 5/11/2015	24,999,456
125,000,000		Royal Bank of Canada, Montreal, 0.271%, 5/19/2015	125,000,000
110,000,000		Royal Bank of Canada, Montreal, 0.300%, 5/12/2015	110,000,000
73,000,000		Royal Bank of Canada, Montreal, 0.302%, 5/26/2015	73,000,000
25,000,000		Royal Bank of Canada, Montreal, 0.391%, 7/6/2015	25,000,000
14,345,000		Sabri Arac, The Quarry Lane School Series 2005, (Wells Fargo Bank, N.A. LOC), 0.180%, 5/7/2015	14,345,000
29,200,000		Salvation Army, Series 2004-A, (Bank of New York Mellon LOC), 0.160%, 5/7/2015	29,200,000
9,305,000		Spira Millenium LLC, Series 2001, (Bank of America N.A. LOC), 0.760%, 5/7/2015	9,305,000
975,000		St. Andrew United Methodist Church, Series 2004, (Wells Fargo Bank, N.A. LOC), 0.160%, 5/7/2015	975,000
195,000		St. Paul, MN Port Authority, National Checking Co. Project (Series 1998-B), (U.S. Bank, N.A. LOC), 0.320%, 5/7/2015	195,000
250,000,000		State Street Bank and Trust Co., 0.262%, 5/15/2015	250,000,000
78,000,000		State Street Bank and Trust Co., 0.324%, 7/1/2015	78,000,000
16,500,000		TMF Biofuels LLC, Series 2012, (Rabobank Nederland NV, Utrecht LOC), 0.180%, 5/7/2015	16,500,000
6,460,000		The Harry M. Rubin 2014 Insurance Trust, Series 2014, (Wells Fargo Bank, N.A. LOC), 0.170%, 5/7/2015	6,460,000
7,765,000		The Larry L. Henry 2013 Family Trust, Series 2013, (Wells Fargo Bank, N.A. LOC), 0.170%, 5/7/2015	7,765,000
110,000,000		Toronto Dominion Bank, 0.268%, 5/5/2015	110,000,000
312,000,000		Toronto Dominion Bank, 0.271%, 5/18/2015	312,000,000
250,000,000		Toronto Dominion Bank, 0.272%, 5/22/2015	250,000,000
100,000,000		Toronto Dominion Bank, 0.288%, 5/12/2015	100,000,000
75,000,000		Toronto Dominion Bank, 0.305%, 7/15/2015	75,000,000
14,000,000		Toronto Dominion Bank, Sr. Unsecured, MTN, 0.436%, 5/1/2015	14,000,000
300,000,000		U.S. Bank, N.A., 0.334%, 7/1/2015	300,063,658
125,500,000		U.S. Bank, N.A., 0.396%, 7/22/2015	125,586,477
10,000,000		University of Illinois, Series 2014C, (Northern Trust Corp. LOC), 0.120%, 5/7/2015	10,000,000
14,000,000		Wells Fargo Bank, N.A., 0.301%, 6/17/2015	14,000,000
469,000,000		Wells Fargo Bank, N.A., 0.390%, 6/22/2015	469,000,000
203,000,000		Wells Fargo Bank, N.A., 0.405%, 6/22/2015	203,000,000
102,800,000		Wells Fargo Bank, N.A., Sr. Unsecured, 0.291%, 6/4/2015	102,800,000
8,770,000		World Wildlife Fund, Inc., (U.S. Bank, N.A. LOC), 0.180%, 5/7/2015	8,770,000
7,295,000		Yeshivas Novominsk, Series 2008, (TD Bank, N.A. LOC), 0.150%, 5/7/2015	7,295,000
		TOTAL	5,489,116,578
		Finance - Commercial—0.9%
50,000,000	[1,2]	Fairway Finance Co. LLC, 0.218%, 5/4/2015	49,999,959
50,000,000	[1,2]	Fairway Finance Co. LLC, 0.220%, 5/13/2015	49,999,834
75,000,000	[1,2]	Fairway Finance Co. LLC, 0.241%, 5/20/2015	74,998,930
25,000,000	[1,2]	Fairway Finance Co. LLC, 0.250%, 5/5/2015	25,000,000
3,505,000		General Electric Capital Corp., 0.461%, 7/6/2015	3,507,375
4,213,000		General Electric Capital Corp., 0.474%, 7/8/2015	4,217,599
72,695,000		General Electric Capital Corp., 0.507%, 7/14/2015	72,788,767
1,900,000		General Electric Capital Corp., 0.651%, 7/10/2015	1,901,322
8,000,000		General Electric Capital Corp., 0.874%, 7/8/2015	8,030,584
8,604,000		General Electric Capital Corp., 1.008%, 5/11/2015	8,622,445
1,839,000		General Electric Capital Corp., Sr. Unsecured, 0.923%, 6/30/2015	1,843,892
10,890,000	[1,2]	The Anderson's, Inc., Series 2008, (General Electric Capital Corp. LOC), 0.130%, 5/7/2015	10,890,000
		TOTAL	311,800,707
		Government Agency—0.7%
10,150,000		Aquarium Parking Deck, LLC, Series 2005, (FHLB of Atlanta LOC), 0.120%, 5/6/2015	10,150,000
4

Principal Amount			Value
		NOTES - VARIABLE—continued[4]
		Government Agency—continued
$22,005,000		COG Leasing Co. LLP, Series 2007, (FHLB of Des Moines LOC), 0.140%, 5/7/2015	$22,005,000
34,780,000		Capital Trust Agency, FL, (FNMA LOC), 0.130%, 5/7/2015	34,780,000
29,160,000		Chelwood, L.P., Warwick Square Apts Series 2013-A, (FHLB of San Francisco LOC), 0.140%, 5/7/2015	29,160,000
7,015,000		Frogtown LLC, Series 2004, (FHLB of Cincinnati LOC), 0.300%, 5/7/2015	7,015,000
2,255,000		Grand Pointe II Ltd. Partnership, Series 1999 Globe Apartments, (FHLB of Indianapolis LOC), 0.470%, 5/7/2015	2,255,000
8,290,000		Helmholdt Capital, LLC, Series 2007-A, (FHLB of San Francisco LOC), 0.230%, 5/7/2015	8,290,000
6,200,000		Mohr Green Associates L.P., 2012-A, (FHLB of San Francisco LOC), 0.140%, 5/7/2015	6,200,000
24,195,000		OSL Santa Rosa Fountaingrove LLC, (FHLB of San Francisco LOC), 0.140%, 5/7/2015	24,195,000
19,604,000		Oakmont of Whittier LLC, Series 2014-A, (FHLB of San Francisco LOC), 0.140%, 5/7/2015	19,604,000
7,500,000		Premier Mushrooms, Inc., Series 2012, (CoBank, ACB LOC), 0.170%, 5/7/2015	7,500,000
12,320,000		Public Finance Authority, Brannan Park Project Series 2015, (FHLB of San Francisco LOC), 0.160%, 5/6/2015	12,320,000
7,180,000		St. Charles County, MO Industrial Development Authority, (FHLB of Des Moines LOC), 0.140%, 5/7/2015	7,180,000
6,040,000		St. Louis County, MO IDA, Barat Academy Project Series 2012, (FHLB of Chicago LOC), 0.140%, 5/7/2015	6,040,000
9,165,000		Tack Capital Co., (FHLB of New York LOC), 0.180%, 5/7/2015	9,165,000
56,000,000		Varenna LLC, Varenna at Fountain Grove Project Series 2011-A, (FHLB of San Francisco LOC), 0.140%, 5/7/2015	56,000,000
		TOTAL	261,859,000
		Sovereign—0.7%
150,000,000	[1,2]	Kells Funding, LLC, 0.220%, 5/21/2015	149,999,133
90,000,000	[1,2]	Kells Funding, LLC, 0.220%, 5/21/2015	89,999,547
		TOTAL	239,998,680
		University—0.1%
17,000,000		University of California (The Regents of), Series 2011 Z-1, 0.100%, 5/7/2015	17,000,000
17,000,000		University of California (The Regents of), Series 2011 Z-2, 0.100%, 5/7/2015	17,000,000
		TOTAL	34,000,000
		TOTAL NOTES—VARIABLE	6,847,589,965
		TIME DEPOSITS—8.2%
		Finance - Banking—8.2%
368,000,000		BNP Paribas SA, 0.050%, 5/1/2015	368,000,000
900,000,000		DNB Bank ASA, 0.050%, 5/1/2015	900,000,000
500,000,000		Northern Trust Co., Chicago, IL, 0.010%, 5/1/2015	500,000,000
495,000,000		Standard Chartered Bank PLC, 0.070%, 5/1/2015	495,000,000
650,000,000		Svenska Handelsbanken, Stockholm, 0.060%, 5/1/2015	650,000,000
		TOTAL TIME DEPOSITS	2,913,000,000
		OTHER REPURCHASE AGREEMENTS—11.7%
		Finance - Banking—11.7%
328,400,000		BNP Paribas Securities Corp., 0.152% - 0.456%, 5/1/2015 - 5/8/2015, interest in a $800,000,000 collateralized loan agreement, dated 2/3/2015 - 4/30/2015, in which asset-backed securities, collateralized mortgage obligations, corporate bonds and medium-term notes with a market value of $816,232,957 have been received as collateral with BNY Mellon as tri-party agent.	328,400,000
640,000,000		Barclays Capital, Inc., 0.142% - 0.791%, 5/22/2015 - 7/20/2015, interest in a $900,000,000 collateralized loan agreement, dated 4/23/2015 - 4/24/2015, in which U.S. Government securities and collateralized mortgage obligations with a market value of $918,384,424 have been received as collateral with BNY Mellon as tri-party agent.	640,000,000
816,400,000		Credit Suisse Securities (USA) LLC, 0.183% - 0.639%, 5/1/2015 - 6/18/2015, interest in a $1,500,000,000 collateralized loan agreement, dated 3/31/2015 - 4/30/2015, in which asset-backed securities, collateralized mortgage obligations, a common stock, a limited partnership and mutual funds with a market value of $1,530,280,396 have been received as collateral with JPMorgan Chase as tri-party agent.	816,400,000
229,000,000		HSBC Securities (USA), Inc., 0.152%, 5/1/2015, interest in a $229,000,000 collateralized loan agreement, dated 4/30/2015, in which corporate bonds and medium-term notes with a market value of $233,587,700 have been received as collateral with BNY Mellon as tri-party agent.	229,000,000
230,000,000		J.P. Morgan Securities LLC, 0.365%, 6/8/2015, interest in a $400,000,000 collateralized loan agreement, dated 3/10/2015, in which asset-backed securities with a market value of $408,209,696 have been received as collateral with JPMorgan Chase as tri-party agent.	230,000,000
5

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$746,000,000	Mitsubishi UFJ Securities (USA), Inc., 0.253%, 5/1/2015 - 6/1/2015, interest in a $1,150,000,000 collateralized loan agreement, dated 4/2/2015 - 4/30/2015, in which , asset-backed securities, corporate bonds, commercial paper, common stocks, exchange-traded funds, medium-term notes, municipal bonds, mutual funds and U.S. Government securities with a market value of $1,177,990,621 have been received as collateral with BNY Mellon as tri-party agent.	$746,000,000
374,000,000	RBC Capital Markets, LLC, 0.294% - 0.456%, 6/11/2015 - 8/18/2015, interest in a $750,000,000 collateralized loan agreement, dated 2/19/2015 - 4/6/2015, in which asset-backed securities, commercial paper, corporate bonds and medium term notes with a market value of $765,403,766 have been received as collateral with BNY Mellon as tri-party agent.	374,000,000
755,000,000	Wells Fargo Securities LLC, 0.355% - 0.456%, 5/7/2015 - 7/27/2015, interest in a $1,250,000,000 collateralized loan agreement, dated 4/8/2015 - 4/30/2015, in which asset-backed securities and collateralized mortgage obligations with a market value of $1,581,279,935 have been received as collateral with BNY Mellon as tri-party agent.	755,000,000
	TOTAL OTHER REPURCHASE AGREEMENTS	4,118,800,000
	REPURCHASE AGREEMENTS—6.8%
	Finance - Banking—6.8%
600,000,000	Repurchase agreement 0.12%, dated 4/30/2015 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $600,002,000 on 5/1/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 3/20/2065 and the market value of those underlying securities was $613,529,454.	600,000,000
367,268,000	Interest in $3,500,000,000 joint repurchase agreement 0.10%, dated 4/30/2015 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $3,500,009,722 on 5/1/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2037 and the market value of those underlying securities was $3,570,009,979.	367,268,000
1,000,000,000	Repurchase agreement 0.12%, dated 4/30/2015 under which Credit Suisse Securities (USA) LLC will repurchase securities provided as collateral for $1,000,003,333 on 5/1/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 3/20/2065 and the market value of those underlying securities was $1,029,092,151.	1,000,000,000
425,000,000	Interest in $2,500,000,000 joint repurchase agreement 0.12%, dated 4/30/2015 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $2,500,008,333 on 5/1/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 8/25/2051 and the market value of those underlying securities was $2,559,283,288.	425,000,000
	TOTAL REPURCHASE AGREEMENTS	2,392,268,000
	TOTAL INVESTMENTS—100.0% (AT AMORTIZED COST)[5]	35,279,532,924
	OTHER ASSETS AND LIABILITIES - NET—0.0%[6]	4,400,053
	TOTAL NET ASSETS—100%	$35,283,932,977
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2015, these restricted securities amounted to $6,589,701,910, which represented 18.7% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2015, these liquid restricted securities amounted to $6,589,701,910, which represented 18.7% of total net assets.
3	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
4	Denotes a variable rate security with current rate and next reset date shown.
5	Also represents cost of investments for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2015.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services'
6

policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2015, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
Regulatory Matters
On July 23, 2014, the Securities and Exchange Commission voted to amend the rules under the Investment Company Act of 1940 which currently govern the operations of the Fund. A significant change resulting from these amendments will be a requirement that institutional prime funds (i.e. not retail as defined in the amendments), transact fund shares based on a market-based Net Asset Value (NAV). Other types of money market funds may continue to transact fund shares at an NAV calculated using the amortized cost valuation method. Among additional disclosure and other requirements, the amendments also will permit a money market fund, or, in certain circumstances, require a money market fund (other than a government money market fund which satisfies the requirements of the amended rules) to impose liquidity fees on redemptions, and permit a money market fund to limit (or gate) redemptions for up to 10 business days in any 90-day period. The amendments have staggered compliance dates. Compliance with a majority of these amendments will be required on October 14, 2016, two years after the effective date for the rule amendments. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Fund's operations, financial statements and accompanying notes.
The following acronyms are used throughout this portfolio:
FHLB	—Federal Home Loan Bank
FNMA	—Federal National Mortgage Association
GTD	—Guaranteed
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
LOC	—Letter of Credit
MTN	—Medium Term Note
SA	—Support Agreement
7
Federated Prime Value Obligations Fund
Portfolio of Investments
April 30, 2015 (unaudited)
Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—1.8%
		Finance - Automotive—0.5%
$1,977,312		Ally Auto Receivables Trust 2014-SN2, Class A1, 0.250%, 10/20/2015	$1,977,312
18,446,067		AmeriCredit Automobile Receivables Trust 2015-1, Class A1, 0.300%, 1/8/2016	18,446,067
17,530,590		SMART ABS (Series 2015-1), US Trust, Class A1, 0.400%, 3/14/2016	17,530,590
724,479		Santander Drive Auto Receivables Trust 2014-5, Class A1, 0.270%, 12/15/2015	724,479
		TOTAL	38,678,448
		Finance - Equipment—1.3%
70,000,000	[1,2]	Dell Equipment Finance Trust 2015-1, Class A1, 0.420%, 4/22/2016	70,000,000
134,266	[1,2]	Leaf Equipment Contract Backed Notes, (Series 2013-1), Class A2, 0.880%, 11/15/2015	134,289
4,417,900	[1,2]	Macquarie Equipment Funding Trust 2014-A, Class A1, 0.260%, 9/21/2015	4,417,900
15,808,211	[1,2]	Volvo Financial Equipment LLC, (Series 2015-1), Class A1, 0.350%, 3/15/2016	15,808,211
		TOTAL	90,360,400
		TOTAL ASSET-BACKED SECURITIES	129,038,848
		CERTIFICATES OF DEPOSIT—22.2%
		Finance - Banking—22.2%
20,000,000		BNP Paribas SA, 0.250%, 7/16/2015	20,000,000
313,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.230% - 0.270%, 5/8/2015 - 7/22/2015	313,000,000
120,000,000		Credit Agricole Corporate and Investment Bank, 0.260%, 6/1/2015	120,000,000
75,000,000		Credit Suisse, Zurich, 0.230%, 6/10/2015 - 6/11/2015	75,000,000
150,000,000		DZ Bank AG Deutsche Zentral-Genossenschaftbank, 0.280%, 9/1/2015	150,000,000
140,000,000		KBC Bank N.V., 0.130%, 5/6/2015	140,000,000
298,000,000		Mizuho Bank Ltd., 0.250% - 0.260%, 5/28/2015 - 7/21/2015	298,000,000
20,000,000		Natixis, 0.250%, 6/22/2015	20,000,000
70,000,000		Societe Generale, Paris, 0.260% - 0.270%, 6/18/2015 - 6/24/2015	70,000,000
343,000,000		Sumitomo Mitsui Banking Corp., 0.260% - 0.270%, 5/20/2015 - 7/17/2015	343,000,000
		TOTAL CERTIFICATES OF DEPOSIT	1,549,000,000
		COMMERCIAL PAPER—24.8%[3]
		Aerospace/Auto—0.1%
3,500,000	[1,2]	Nissan Motor Acceptance Corp., (Nissan Motor Co., Ltd. SA), 0.400%, 5/4/2015	3,499,883
		Chemicals—1.0%
33,100,000	[1,2]	LyondellBasell Investment LLC, (LyondellBasell Industries N.V. LOC), 0.440% - 0.500%, 5/7/2015 - 5/28/2015	33,092,185
36,900,000		PPG Industries, Inc., 0.480% - 0.490%, 5/19/2015 - 5/21/2015	36,890,420
		TOTAL	69,982,605
		Container\Packaging—0.0%
300,000	[1,2]	Bemis Co., Inc., 0.460%, 6/2/2015	299,877
		Electric Power—0.5%
32,600,000		Virginia Electric & Power Co., 0.400% - 0.540%, 5/7/2015 - 6/11/2015	32,592,645
		Electrical Equipment—0.1%
4,485,000	[1,2]	Eaton Corp., (GTD by Eaton Corp. PLC), 0.480% - 0.500%, 5/21/2015 - 5/28/2015	4,483,417
		Finance - Banking—12.7%
75,000,000		Banque et Caisse d'Epargne de L'Etat, 0.316%, 8/17/2015	74,929,125
20,000,000	[1,2]	Barclays US Funding Corp., 0.250%, 5/5/2015	19,999,444
355,000,000		ING (U.S.) Funding LLC, 0.240% - 0.250%, 5/14/2015 - 6/4/2015	354,961,806
150,000,000	[1,2]	JPMorgan Securities LLC, 0.331% - 0.401%, 6/3/2015 - 10/9/2015	149,838,537
19,000,000	[1,2]	LMA-Americas LLC, 0.250%, 5/13/2015	18,998,417
50,000,000	[1,2]	Societe Generale, Paris, 0.250%, 6/16/2015	49,984,028
1

Principal Amount or Shares			Value
		COMMERCIAL PAPER—continued[3]
		Finance - Banking—continued
$218,000,000		Standard Chartered Bank PLC, 0.240% - 0.250%, 5/20/2015 - 7/23/2015	$217,946,886
		TOTAL	886,658,243
		Finance - Commercial—7.4%
155,000,000	[1,2]	Alpine Securitization Corp., 0.220%, 5/15/2015 - 5/18/2015	154,984,814
145,000,000	[1,2]	CIESCO, LLC, 0.240% - 0.250%, 5/5/2015 - 6/5/2015	144,976,070
218,000,000	[1,2]	Versailles Commercial Paper LLC, 0.250%, 5/26/2015 - 7/15/2015	217,936,701
		TOTAL	517,897,585
		Finance - Retail—1.8%
25,000,000	[1,2]	CAFCO, LLC, 0.290%, 8/10/2015	24,979,660
50,000,000	[1,2]	Jupiter Securitization Co. LLC, 0.281%, 8/28/2015	49,953,722
50,000,000	[1,2]	Starbird Funding Corp., 0.250%, 7/8/2015	49,976,389
		TOTAL	124,909,771
		Oil & Oil Finance—0.3%
400,000	[1,2]	Devon Energy Corp., 0.600%, 5/1/2015	400,000
23,100,000		Motiva Enterprises LLC, 0.520% - 0.540%, 5/8/2015 - 5/29/2015	23,096,317
		TOTAL	23,496,317
		Telecommunications—0.9%
37,200,000	[1,2]	Bell Canada, 0.500%, 5/20/2015 - 5/21/2015	37,189,932
30,000,000	[1,2]	NBCUniversal Enterprise, Inc., (GTD by Comcast Corp.), 0.500%, 5/13/2015	29,995,000
		TOTAL	67,184,932
		TOTAL COMMERCIAL PAPER	1,731,005,275
		CORPORATE BONDS—1.1%
		Finance - Banking—0.8%
3,000,000		Bank of America Corp., 3.700%, 9/1/2015	3,029,220
1,050,000		Bank of America Corp., 4.750%, 8/1/2015	1,060,532
21,968,000		Citigroup, Inc., 4.750%, 5/19/2015	22,013,942
25,000,000		Wells Fargo & Co., 1.500%, 7/1/2015	25,050,194
		TOTAL	51,153,888
		Finance - Retail—0.1%
8,405,000		American Express Credit Corp., 1.750%, 6/12/2015	8,417,808
		Insurance—0.2%
15,000,000	[1,2]	Metropolitan Life Global Funding I, 2.500%, 9/29/2015	15,130,728
		TOTAL CORPORATE BONDS	74,702,424
		CORPORATE NOTE—0.1%
		Insurance—0.1%
5,600,000	[1,2]	Metropolitan Life Global Funding I, 1.700%, 6/29/2015	5,612,136
		LOAN PARTICIPATION—1.8%
		Chemicals—1.8%
129,000,000		DuPont Teijin Films U.S. L.P., (GTD by DuPont (E.I.) de Nemours & Co.), 0.400%, 5/28/2015	129,000,000
		NOTES - VARIABLE—23.9%[4]
		Aerospace/Auto—1.9%
35,000,000		BMW US Capital LLC, (GTD by Bayerische Motoren Werke AG), 0.375%, 5/5/2015	35,000,000
25,000,000		BMW US Capital LLC, (GTD by Bayerische Motoren Werke AG), 0.394%, 7/17/2015	25,000,000
50,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. SA), 0.279%, 7/29/2015	50,000,000
20,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. SA), 0.287%, 7/15/2015	20,000,000
		TOTAL	130,000,000
		Finance - Automotive—0.0%
137,585		Ford Credit Auto Lease Trust 2013-B, Class A2B, 0.452%, 5/15/2015	137,597
2

Principal Amount or Shares			Value
		NOTES - VARIABLE—continued[4]
		Finance - Banking—21.9%
$100,000,000		BMO Harris Bank, N.A., 0.281%, 5/26/2015	$100,000,000
34,000,000		Bank of Montreal, 0.262%, 6/3/2015	34,000,000
90,000,000		Bank of Montreal, 0.331%, 5/18/2015	90,000,000
17,850,000		Bank of Montreal, 0.517%, 6/24/2015	17,866,567
2,635,000		Baramax LLC, Series 2002, (TD Bank, N.A. LOC), 0.150%, 5/6/2015	2,635,000
20,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.309%, 7/28/2015	20,000,000
10,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.312%, 5/18/2015	10,000,000
10,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.317%, 6/16/2015	10,000,000
24,500,000	[1,2]	BlackRock Municipal Bond Trust, VMTP Preferred Shares, (Series T0014), 0.220%, 5/1/2015	24,500,000
10,860,000		CEI Capital, LLC, Crystal Enterprises, Inc., (Fifth Third Bank, Cincinnati LOC), 0.240%, 5/7/2015	10,860,000
100,000,000		Canadian Imperial Bank of Commerce, 0.362%, 5/26/2015	100,000,000
8,760,000		Centra State Medical Arts Building LLC, (TD Bank, N.A. LOC), 0.150%, 5/7/2015	8,760,000
2,750,000		Commercial Contractors, Inc., (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.510%, 5/5/2015	2,750,000
10,265,000		Connecticut Water Co., (Series 2004), (Citizens Bank, N.A., Providence LOC), 0.430%, 5/6/2015	10,265,000
4,535,000		Elsinore Properties LP, (Series 2012), (Fifth Third Bank, Cincinnati LOC), 0.240%, 5/7/2015	4,535,000
6,365,000		Galasso Materials LLC and Galasso Holdings LLC, (Series 1998), (KeyBank, N.A. LOC), 0.300%, 5/7/2015	6,365,000
1,525,000		Gannett Fleming, Inc., (Series 2001), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.530%, 5/1/2015	1,525,000
16,700,000		Greene County Development Authority, Reynolds Lodge, LLC, (Series 2000B), (U.S. Bank, N.A. LOC), 0.120%, 5/6/2015	16,700,000
7,000,000		Griffin-Spalding County, GA Development Authority, Norcom, Inc. Project, (Bank of America N.A. LOC), 0.170%, 5/7/2015	7,000,000
2,785,000		Hazlet Manor Associates, (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.530%, 5/5/2015	2,785,000
92,310,000	[1,2]	Illinois State, Taxable PUTTERs (Series SGT01), 0.220%, 5/1/2015	92,310,000
25,000,000		JPMorgan Chase Bank, N.A., 0.424%, 6/8/2015	25,000,000
7,030,000		Kingston Healthcare Co., (Series 2003A), (Fifth Third Bank, Cincinnati LOC), 0.240%, 5/7/2015	7,030,000
6,840,000		Marsh Enterprises, L.L.C., (Series 2003), (Fifth Third Bank, Cincinnati LOC), 0.240%, 5/7/2015	6,840,000
16,000,000		Maryland State Economic Development Corp., (Series 2001A), Human Genome Sciences, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.530%, 5/5/2015	16,000,000
14,680,000		Maryland State Economic Development Corp., Human Genome (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.530%, 5/5/2015	14,680,000
27,000,000		Michigan State Finance Authority Revenue, (Series 2010-C), (Bank of Montreal LOC), 0.190%, 5/7/2015	27,000,000
2,640,000		Miller, James & Deborah, (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.510%, 5/5/2015	2,640,000
60,000,000		Natixis, 0.301%, 5/11/2015	60,000,000
2,240,000		New Hampshire Health and Education Facilities Authority, (Royal Bank of Canada, Montreal LOC), 0.140%, 5/7/2015	2,240,000
30,000,000	[1,2]	New Jersey State, PUTTERs (Series 4459), (JPMorgan Chase Bank, N.A. LOC), 0.150%, 5/1/2015	30,000,000
10,150,000		Orthopaedic Hospital of Wisconsin LLC, (Series 09-A), (Bank of Montreal LOC), 0.180%, 5/7/2015	10,150,000
12,725,000		PA SPE LLC, (Series 2009 A), (BMO Harris Bank, N.A. LOC), 0.180%, 5/7/2015	12,725,000
30,000,000		Royal Bank of Canada, Montreal, 0.251%, 5/11/2015	29,999,348
100,000,000		Royal Bank of Canada, Montreal, 0.302%, 5/26/2015	100,000,000
50,000,000		Royal Bank of Canada, Montreal, 0.391%, 7/6/2015	50,000,000
18,965,000		Salem Green, LLP, Salem Green Apartments Project, (Series 2010), (Wells Fargo Bank, N.A. LOC), 0.180%, 5/7/2015	18,965,000
3,995,000		Silvio Properties, LLC, (Series 2007), (Fifth Third Bank, Cincinnati LOC), 0.240%, 5/7/2015	3,995,000
85,000,000		State Street Bank and Trust Co., 0.324%, 7/1/2015	85,000,000
75,000,000		Toronto Dominion Bank, 0.248%, 5/6/2015	75,000,000
175,000,000		Toronto Dominion Bank, 0.271%, 5/18/2015	175,000,000
100,000,000		U.S. Bank, N.A., 0.334%, 7/1/2015	100,021,219
6,090,000		WCN Properties, Inc., (Series 2), (Fulton Bank, N.A. LOC), 1.000%, 5/7/2015	6,090,000
50,000,000		Wells Fargo Bank, N.A., 0.301%, 6/17/2015	50,000,000
25,000,000		Wells Fargo Bank, N.A., 0.390%, 6/22/2015	25,000,000
9,200,000		Wells Fargo Bank, N.A., Sr. Unsecured, 0.555%, 7/20/2015	9,205,138
4,810,000		West Shore Country Club, (Series 2000), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.530%, 5/1/2015	4,810,000
2,565,000		Wilsbach Distributors, Inc., (Series 1999), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.530%, 5/6/2015	2,565,000
3

Principal Amount or Shares		Value
	NOTES - VARIABLE—continued[4]
	Finance - Banking—continued
$5,410,000	Yonkers, NY IDA, JME Associates, LLC (Series 2006), (TD Bank, N.A. LOC), 0.150%, 5/7/2015	$5,410,000
	TOTAL	1,528,222,272
	Finance - Commercial—0.0%
950,000	General Electric Capital Corp., 1.301%, 7/2/2015	951,698
	Finance - Retail—0.1%
10,750,000	American Express Credit Corp., 1.368%, 6/12/2015	10,763,041
	TOTAL NOTES—VARIABLE	1,670,074,608
	TIME DEPOSIT—0.8%
	Finance - Banking—0.8%
55,000,000	Toronto Dominion Bank, 0.050%, 5/1/2015	55,000,000
	OTHER REPURCHASE AGREEMENTS—16.6%
	Finance - Banking—16.6%
75,000,000	BNP Paribas Securities Corp., 0.456%, 5/8/2015, interest in a $200,000,000 collateralized loan agreement, dated 4/8/2015, in which asset-backed securities, collateralized mortgage obligations and corporate bonds with a market value of $204,058,650 have been received as collateral with BNY Mellon as tri-party agent.	75,000,000
30,000,000	Barclays Capital, Inc., 0.791%, 6/22/2015, interest in a $375,000,000 collateralized loan agreement, dated 4/23/2015, in which collateralized mortgage obligations with a market value of $382,565,450 have been received as collateral with BNY Mellon as tri-party agent.	30,000,000
121,000,000	Citigroup Global Markets, Inc., 0.558% - 0.791%, 5/1/2015 - 6/26/2015, interest in a $280,000,000 collateralized loan agreement, dated 4/27/2015-4/30/2015, in which American depositary receipts, asset-backed securities, collateralized mortgage obligations, common stock, convertible preferred securities and unit investment trusts with a market value of $285,618,706 have been received as collateral and held with BNY Mellon as tri-party agent.	121,000,000
105,000,000	Credit Suisse Securities (USA) LLC, 0.639%, 6/1/2015 - 6/22/2015, interest in a $675,000,000 collateralized loan agreement, dated 4/21/2015 - 4/30/2015, in which asset-backed securities and collateralized mortgage obligations with a market value of $688,612,357 have been received as collateral with JPMorgan Chase as tri-party agent.	105,000,000
12,500,000	Goldman Sachs & Co., 0.233%, 5/4/2015, interest in a $12,500,000 collateralized loan agreement, dated 4/27/2015, in which U.S. Treasury inflation-protected securities with a market value of $12,750,465 have been received as collateral and held with BNY Mellon as tri-party agent.	12,500,000
91,000,000	JPMorgan Securities LLC, 0.355% - 0.365%, 6/8/2015 - 7/1/2015, interest in a $650,000,000 collateralized loan agreement, dated 3/10/2015 – 4/2/2015, in which asset-backed securities with a market value of $663,280,715 have been received as collateral with JPMorgan Chase as tri-party agent.	91,000,000
195,000,000	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.355% - 0.689%, 5/1/2015 - 7/23/2015, interest in a $405,000,000 collateralized loan agreement, dated 4/24/2015 - 4/30/2015, in which asset-backed securities, commercial paper, collateralized mortgage obligations, corporate bonds and a medium-term note with a market value of $413,117,561 have been received as collateral and held with BNY Mellon as tri-party agent.	195,000,000
45,000,000	Mitsubishi UFJ Securities (USA), Inc., 0.253%, 5/1/2015 - 6/1/2015, interest in a $700,000,000 collateralized loan agreement, dated 4/2/2015 - 4/30/2015, in which, asset-backed securities, corporate bonds, commercial paper, common stocks, exchange-traded funds, medium-term notes, municipal bonds, mutual funds and U.S. Government securities with a market value of $716,245,178 have been received as collateral with BNY Mellon as tri-party agent.	45,000,000
65,000,000	Mizuho Securities USA, Inc., 0.456% - 1.186%, 5/13/2015 - 7/14/2015, interest in a $237,000,000 collateralized loan agreement, dated 4/15/2015 - 4/29/2015, in which commercial paper, U.S. Treasury securities and U.S Government securities with a market value of $241,872,594 have been received as collateral and held with BNY Mellon as tri-party agent.	65,000,000
150,000,000	Pershing LLC, 0.355%, 5/1/2015, interest in a $200,000,000 collateralized loan agreement, dated 4/30/2015, in which asset-backed securities, collateralized mortgage obligations, commercial paper, corporate bonds, medium-term notes, municipal bonds and U.S. Government securities with a market value of $204,011,737 have been received as collateral and held with BNY Mellon as tri-party agent.	150,000,000
110,000,000	RBC Capital Markets, LLC, 0.294% - 0.456%, 6/11/2015 - 8/18/2015, interest in a $550,000,000 collateralized loan agreement, dated 2/19/2015 - 3/13/2015, in which asset-backed securities, commercial paper, corporate bonds and medium-term notes with a market value of $561,347,099 have been received as collateral with BNY Mellon as tri-party agent.	110,000,000
160,000,000	Wells Fargo Securities LLC, 0.355% - 0.456%, 5/7/2015 - 7/15/2015, interest in a $320,000,000 collateralized loan agreement, dated 4/16/2015 - 4/30/2015, in which collateralized mortgage obligations, common stock, convertible bonds and exchange-traded funds with a market value of $326,424,935 have been received as collateral and held with BNY Mellon as tri-party agent.	160,000,000
	TOTAL OTHER REPURCHASE AGREEMENTS	1,159,500,000
	REPURCHASE AGREEMENTS—7.0%
36,419,000	Interest in $3,500,000,000 joint repurchase agreement 0.10%, dated 4/30/2015 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $3,500,009,722 on 5/1/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2037 and the market value of those underlying securities was $3,570,009,979.	36,419,000
4

Principal Amount or Shares		Value
	REPURCHASE AGREEMENTS—continued
$50,000,000	Interest in $1,100,000,000 joint repurchase agreement 0.13%, dated 4/30/2015 under which Mitsubishi UFJ Securities (USA), Inc. will repurchase securities provided as collateral for $1,100,003,972 on 5/1/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities and U.S. Treasury securities with various maturities to 3/20/2045 and the market value of those underlying securities was $1,132,996,804.	$50,000,000
150,000,000	Interest in $500,000,000 joint repurchase agreement 0.12%, dated 4/30/2015 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $500,001,667 on 5/1/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 5/25/2045 and the market value of those underlying securities was $510,735,751.	150,000,000
250,000,000	Interest in $2,500,000,000 joint repurchase agreement 0.12%, dated 4/30/2015 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $2,500,008,333 on 5/1/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 8/25/2051 and the market value of those underlying securities was $2,559,283,288.	250,000,000
	TOTAL REPURCHASE AGREEMENTS	486,419,000
	TOTAL INVESTMENTS—100.1% (AT AMORTIZED COST)[5]	6,989,352,291
	OTHER ASSETS AND LIABILITIES - NET—(0.1)%[6]	(3,617,158)
	TOTAL NET ASSETS—100%	$6,985,735,133
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2015, these restricted securities amounted to $1,288,501,340, which represented 18.4% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2015, these liquid restricted securities amounted to $1,288,501,340, which represented 18.4% of total net assets.
3	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
4	Denotes a variable rate security with current rate and next reset date shown.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2015.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2015, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
5

Regulatory Matters
On July 23, 2014, the Securities and Exchange Commission voted to amend the rules under the Investment Company Act of 1940 which currently govern the operations of the Fund. A significant change resulting from these amendments will be a requirement that institutional prime funds (i.e., not retail as defined in the amendments), transact fund shares based on a market-based Net Asset Value (NAV). Other types of money market funds may continue to transact fund shares at an NAV calculated using the amortized cost valuation method. Among additional disclosure and other requirements, the amendments also will permit a money market fund, or, in certain circumstances, require a money market fund (other than a government money market fund which satisfies the requirements of the amended rules) to impose liquidity fees on redemptions, and permit a money market fund to limit (or gate) redemptions for up to 10 business days in any 90-day period. The amendments have staggered compliance dates. Compliance with a majority of these amendments will be required on October 14, 2016, two years after the effective date for the rule amendments. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Fund's operations, financial statements and accompanying notes.
The following acronyms are used throughout this portfolio:
GTD	—Guaranteed
IDA	—Industrial Development Authority
LOC	—Letter of Credit
PUTTERs	—Puttable Tax-Exempt Receipts
SA	—Support Agreement
VMTP	—Variable Municipal Term Preferred
6
Federated Tax-Free Obligations Fund
Portfolio of Investments
April 30, 2015 (unaudited)
Principal Amount			Value
		SHORT-TERM MUNICIPALS—100.9%[1,2]
		Alabama—4.6%
$6,000,000		Alabama HFA MFH, (2000 Series A:Turtle Lake) Weekly VRDNs (Double Lake Ventures LLC)/(FNMA LOC), 0.120%, 5/7/2015	$6,000,000
4,000,000	[3,4]	Alabama Special Care Facilities Financing Authority of Birmingham, Solar Eclipse (Series 2007-46), 0.09% TOBs (Ascension Health Senior Credit Group)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), Optional Tender 5/21/2015	4,000,000
8,000,000	[3,4]	Birmingham, AL Waterworks & Sewer Board, Floater Certificates (Series 2008-2707) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 0.120%, 5/7/2015	8,000,000
7,900,000		Birmingham-St. Martin's, AL Special Care Facilities Financing Authority, (Series 2007) Weekly VRDNs (St. Martin's In The Pines)/(FHLB of Atlanta LOC), 0.120%, 5/7/2015	7,900,000
27,000,000		Columbia, AL IDB PCRB, (Series 2014-B) Daily VRDNs (Alabama Power Co.), 0.140%, 5/1/2015	27,000,000
10,000,000		Columbia, AL IDB PCRB, (Series 2014-D) Weekly VRDNs (Alabama Power Co.), 0.110%, 5/6/2015	10,000,000
28,000,000		Mobile County, AL IDA Gulf Opportunity Zone, (Series 2011) Weekly VRDNs (SSAB Alabama, Inc.)/(Credit Agricole Corporate and Investment Bank LOC), 0.100%, 5/7/2015	28,000,000
12,000,000		Mobile, AL IDB, PCR (Series 1993B) Weekly VRDNs (Alabama Power Co.), 0.070%, 5/1/2015	12,000,000
17,500,000		Mobile, AL IDB, PCR (Series 2008: Gulf Opportunity Zone Bond), 0.32% TOBs (Alabama Power Co.), Mandatory Tender 10/1/2015	17,500,000
11,500,000		Mobile, AL IDB, PCRBs (Series 2007C) Weekly VRDNs (Alabama Power Co.), 0.140%, 5/7/2015	11,500,000
29,100,000		Tuscaloosa County, AL IDA, (Series 2008A: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(Citibank NA, New York LOC), 0.130%, 5/6/2015	29,100,000
10,000,000		Tuscaloosa County, AL IDA, (Series 2008C: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(Bank of Nova Scotia, Toronto LOC), 0.120%, 5/6/2015	10,000,000
50,000,000		Tuscaloosa County, AL IDA, (Series 2011A: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(Sumitomo Mitsui Banking Corp. LOC), 0.120%, 5/6/2015	50,000,000
40,000,000		Tuscaloosa County, AL IDA, (Series 2011J: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(Bank of Nova Scotia, Toronto LOC), 0.120%, 5/6/2015	40,000,000
10,000,000		Tuscaloosa County, AL IDA, (Series 2011K: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(Bank of Nova Scotia, Toronto LOC), 0.120%, 5/6/2015	10,000,000
12,310,000		Tuscaloosa County, AL Port Authority, Series 2007: Gulf Opportunity Zone Bonds) Weekly VRDNs (Tuscaloosa Riverfront Development, LLC)/(FHLB of Atlanta LOC), 0.150%, 5/7/2015	12,310,000
5,410,000	[3,4]	University of South Alabama, Solar Eclipse (Series 2007-0023) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.130%, 5/7/2015	5,410,000
2,675,000		Washington County, AL IDA, (Series 2007: Gulf Opportunity Zone Bonds) Weekly VRDNs (Bay Gas Storage Company, Ltd.)/(UBS AG LOC), 0.100%, 5/6/2015	2,675,000
		TOTAL	291,395,000
		Alaska—1.7%
30,000,000		Alaska State Housing Finance Corp., (Series 2007A) Weekly VRDNs (Landesbank Baden-Wurttemberg LIQ), 0.170%, 5/7/2015	30,000,000
50,000,000		Alaska State Housing Finance Corp., Home Mortgage Revenue Bonds (Series 2007D) Weekly VRDNs (Landesbank Baden-Wurttemberg LIQ), 0.170%, 5/7/2015	50,000,000
24,590,000	[3,4]	Anchorage, AK Wastewater Revenue, (Solar Eclipse 2007-0097) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.110%, 5/7/2015	24,590,000
		TOTAL	104,590,000
		Arizona—1.0%
4,000,000		Maricopa County, AZ, IDA Solid Waste Disposal, (Series 2009) Weekly VRDNs (DC Paloma 2 LLC)/(CoBank, ACB LOC), 0.120%, 5/7/2015	4,000,000
7,845,000	[3,4]	Salt River Project, AZ Agricultural Improvement & Power District, Floater Certificates (Series 2008-3284) Weekly VRDNs (Morgan Stanley Bank, N.A. LIQ), 0.120%, 5/7/2015	7,845,000
28,500,000		Yavapai County, AZ IDA—Recovery Zone Facility, (Series 2010: Drake Cement Project) Weekly VRDNs (Skanon Investments, Inc.)/(Citibank NA, New York LOC), 0.150%, 5/7/2015	28,500,000
20,315,000		Yavapai County, AZ IDA Hospital Facilities, (Series 2008B) Weekly VRDNs (Northern Arizona Healthcare System, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.110%, 5/7/2015	20,315,000
		TOTAL	60,660,000
		California—6.7%
58,500,000		Bay Area Toll Authority, CA, (2007 Series A-2) Weekly VRDNs (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.110%, 5/7/2015	58,500,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		California—continued
$6,380,000		California Enterprise Development Authority, (Series 2008) Weekly VRDNs (Humane Society Silicon Valley)/(FHLB of San Francisco LOC), 0.110%, 5/7/2015	$6,380,000
6,500,000		California Enterprise Development Authority, (Series 2010) (Frank-Lin Distillers Products, Ltd. project) Weekly VRDNs (The LBM Partnership, LP)/(Wells Fargo Bank, N.A. LOC), 0.120%, 5/7/2015	6,500,000
13,325,000		California Health Facilities Financing Authority, (Series 2008G) Weekly VRDNs (Scripps Health)/(Wells Fargo Bank, N.A. LOC), 0.120%, 5/6/2015	13,325,000
6,000,000		California Infrastructure & Economic Development Bank, (Series 2008) Weekly VRDNs (Santa Barbara Center for the Performing Arts)/(Bank of America N.A. LOC), 0.110%, 5/7/2015	6,000,000
20,820,000		California Municipal Finance Authority, (Series 2010 A) Weekly VRDNs (Westmont College)/(Comerica Bank LOC), 0.150%, 5/7/2015	20,820,000
7,675,000		California State, (Series 2005 A1-2) Weekly VRDNs (Royal Bank of Canada, Montreal LOC), 0.070%, 5/6/2015	7,675,000
20,050,000		California State, 2.00% Bonds, 10/1/2015	20,204,408
7,500,000	[3,4]	California State, SPEARs (Series DBE-1387) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.200%, 5/7/2015	7,500,000
19,045,000		California Statewide CDA, (Series 2004E), 0.06% CP (Kaiser Permanente), Mandatory Tender 6/8/2015	19,045,000
16,700,000		California Statewide CDA, (Series 2004I), 0.10% CP (Kaiser Permanente), Mandatory Tender 9/3/2015	16,700,000
115,000		California Statewide CDA, Gas Supply Variable Rate Revenue Bonds (Series 2010) Weekly VRDNs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ), 0.110%, 5/7/2015	115,000
40,000,000	[3,4]	Golden State Tobacco Securitization Corp., CA, (DBE-1389) Weekly VRDNs (California State)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.250%, 5/7/2015	40,000,000
42,490,000	[3,4]	Golden State Tobacco Securitization Corp., CA, SPEARs (Series DBE-290) Weekly VRDNs (California State)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.200%, 5/7/2015	42,490,000
4,000,000	[3,4]	Los Angeles, CA CCD, ROCs (Series 11728) Weekly VRDNs (Citibank NA, New York LIQ), 0.110%, 5/7/2015	4,000,000
12,000,000		Metropolitan Water District of Southern California, (Series 2000 B-4) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.120%, 5/6/2015	12,000,000
8,900,000	[3,4]	Nuveen California AMT-Free Municipal Income Fund, (Series 2), Weekly VRDPs, (Citibank N.A. LIQ), 0.220%, 5/7/2015	8,900,000
21,500,000	[3,4]	Nuveen California AMT-Free Municipal Income Fund, (Series 4), Weekly VRDPs, (GTD by Citibank NA LIQ), 0.170%, 5/7/2015	21,500,000
10,125,000	[3,4]	Orange County, CA Sanitation District, ROCs (Series 11738) Weekly VRDNs (Citibank NA, New York LIQ), 0.110%, 5/7/2015	10,125,000
46,150,000		Sacramento, CA Municipal Utility District, (Series 2008K) Weekly VRDNs (Bank of America N.A. LOC), 0.110%, 5/7/2015	46,150,000
7,735,000	[3,4]	San Francisco, CA City & County Airport Commission, SPEARs (Series DBE-1381) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.200%, 5/7/2015	7,735,000
15,390,000	[3,4]	San Mateo County, CA CCD, SPEARs (Series DB-631) Weekly VRDNs (Deutsche Bank AG LIQ), 0.180%, 5/7/2015	15,390,000
34,750,000		University of California (The Regents of), (2013 Series AL-3) Weekly VRDNs, 0.150%, 5/7/2015	34,750,000
		TOTAL	425,804,408
		Colorado—1.2%
16,735,000	[3,4]	Denver, CO City & County Airport Authority, SPEARs (Series DBE-493) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.210%, 5/7/2015	16,735,000
31,220,000		University of Colorado Hospital Authority, MVRENs (Series 2015A), 0.290%, 5/7/2015	31,220,000
13,070,000		University of Colorado Hospital Authority, MVRENs (Series 2015B), 0.290%, 5/7/2015	13,070,000
12,975,000		University of Colorado Hospital Authority, MVRENs (Series 2015C), 0.290%, 5/7/2015	12,975,000
		TOTAL	74,000,000
		Connecticut—0.3%
10,200,000	[3,4]	Connecticut State Health & Educational Facilities, Eagles (Series 720053031) Weekly VRDNs (Yale University)/(Citibank NA, New York LIQ), 0.110%, 5/7/2015	10,200,000
6,315,000		Windham, CT, 1.00% BANs, 6/9/2015	6,320,397
		TOTAL	16,520,397
		District of Columbia—1.5%
3,540,000		District of Columbia Revenue, (Series 1999) Weekly VRDNs (Young Men's Christian Association of Metropolitan Washington)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.130%, 5/1/2015	3,540,000
4,505,000		District of Columbia Revenue, (Series 2006) Weekly VRDNs (Washington Center for Internships & Academic Seminars)/(Branch Banking & Trust Co. LOC), 0.100%, 5/7/2015	4,505,000
11,920,000		District of Columbia Revenue, (Series 2009) Weekly VRDNs (Washington Center for Internships & Academic Seminars)/(Branch Banking & Trust Co. LOC), 0.100%, 5/7/2015	11,920,000
12,575,000	[3,4]	District of Columbia Water & Sewer Authority, Solar Eclipse (Series 2007-0056) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.130%, 5/7/2015	12,575,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		District of Columbia—continued
$33,250,000		District of Columbia, (Series 2006) Weekly VRDNs (Carnegie Endowment for International Peace)/(Wells Fargo Bank, N.A. LOC), 0.110%, 5/7/2015	$33,250,000
26,665,000	[3,4]	Washington, DC Convention Center Authority, Floater Certificates (Series 2006-1606) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Credit Suisse, Zurich LIQ), 0.110%, 5/7/2015	26,665,000
		TOTAL	92,455,000
		Florida—7.2%
28,375,000	[3,4]	Broward County, FL, Clipper Tax-Exempt Certificates Trust (Series 2009-55) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.140%, 5/7/2015	28,375,000
20,000,000		Citizens Property Insurance Corp. FL, Senior Secured Bonds (Series 2010A-1), 5.00% Bonds (Citizens Property Insurance Coastal Account), 6/1/2015	20,080,260
18,000,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Florida Non-AMT) Series 2009-83 Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.110%, 5/7/2015	18,000,000
9,750,000		Florida HFA, (Series 1985-SS) Weekly VRDNs (Woodlands Apartments)/(Northern Trust Co., Chicago, IL LOC), 0.100%, 5/6/2015	9,750,000
16,140,000	[3,4]	Florida State Board of Education, P-FLOATs (Series PZ-198), 0.060% TOBs (Florida State)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 5/7/2015	16,140,000
58,505,000		Florida State Municipal Power Agency, (Series 2008C) Daily VRDNs (Bank of America N.A. LOC), 0.160%, 5/1/2015	58,505,000
16,500,000		Manatee County, FL, Pollution Control Revenue Refunding Bonds (Series 1994) Daily VRDNs (Florida Power & Light Co.), 0.140%, 5/1/2015	16,500,000
16,790,000		Orange County, FL School Board, COPs (Series 2008C) Weekly VRDNs (Bank of America N.A. LOC), 0.140%, 5/7/2015	16,790,000
11,715,000	[3,4]	Orange County, FL, Health Facilities Authority, SPEARs (Series DBE-1071) Weekly VRDNs (Orlando Health, Inc.)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.310%, 5/7/2015	11,715,000
77,350,000	[3,4]	Orlando & Orange County Expressway Authority, FL, Eagles (Series 2007-0081) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank NA, New York LIQ), 0.130%, 5/7/2015	77,350,000
22,600,000	[3,4]	Orlando & Orange County Expressway Authority, FL, Eagles (Series 2007-0145) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank NA, New York LIQ), 0.120%, 5/7/2015	22,600,000
36,400,000	[3,4]	Orlando & Orange County Expressway Authority, FL, Eagles (Series 2014-0038) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank NA, New York LIQ), 0.140%, 5/7/2015	36,400,000
15,535,000	[3,4]	Orlando, FL Contract Tourist Development, Tender Option Bond Trust Receipts (2015-XM0006) Weekly VRDNs (Orlando, FL)/(JPMorgan Chase Bank, N.A. LIQ), 0.120%, 5/7/2015	15,535,000
5,750,000		Pinellas County, FL Health Facility Authority, (Series 2009A-2) Weekly VRDNs (Baycare Health System)/(Northern Trust Co., Chicago, IL LOC), 0.100%, 5/7/2015	5,750,000
16,500,000		Polk County, FL IDA, (Baycare Health System), MVRENs (Series 2014A-2), 0.190%, 5/7/2015	16,500,000
75,000,000		St. Lucie County, FL PCRB, (Series 2000) Daily VRDNs (Florida Power & Light Co.), 0.130%, 5/1/2015	75,000,000
10,000,000		Tampa, FL, (Baycare Health System), Health System Revenue Bonds MVRENs (Series 2012B), 0.190%, 5/7/2015	10,000,000
		TOTAL	454,990,260
		Georgia—3.0%
28,965,000	[3,4]	Atlanta, GA Water & Wastewater, CLIPPERS (Series 2015-2A) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.140%, 5/7/2015	28,965,000
12,260,000		Bartow County, GA Development Authority, (Series 2010) Weekly VRDNs (VMC Specialty Alloys LLC)/(Comerica Bank LOC), 0.110%, 5/7/2015	12,260,000
7,400,000		Cobb County, GA Housing Authority, (Series 2008) Weekly VRDNs (Highland Ridge Partners LP)/(FHLMC LOC), 0.120%, 5/7/2015	7,400,000
10,000,000		Columbus, GA Development Authority, (Series 2008) Weekly VRDNs (Lumpkin Park Partners, Ltd.)/(FHLMC LOC), 0.150%, 5/7/2015	10,000,000
1,805,000		Columbus, GA Development Authority, (Series 2009) Weekly VRDNs (Foundation Properties, Inc.)/(FHLB of Atlanta LOC), 0.160%, 5/7/2015	1,805,000
58,340,000		Fulton County, GA Development Authority, (Series 2008) Weekly VRDNs (Children's Healthcare of Atlanta, Inc.)/(Landesbank Hessen-Thuringen LIQ), 0.160%, 5/6/2015	58,340,000
8,985,000		Glynn-Brunswick, GA Hospital Authority, (Series 2008) Weekly VRDNs (Southeast Georgia Health System, Inc.)/(Branch Banking & Trust Co. LOC), 0.100%, 5/7/2015	8,985,000
35,000,000		Main Street Gas, Inc., GA, (Series 2010 A1), 0.170% TOBs (Royal Bank of Canada, Montreal LOC) 6/1/2015	35,000,000
25,000,000		Main Street Gas, Inc., GA, (Series 2010 A2), 0.170% TOBs (Royal Bank of Canada, Montreal LOC), Optional Tender 8/3/2015	25,000,000
2,170,000	[3,4]	Private Colleges & Universities Facilities of GA, Floater Certificates (Series 2008-3068X) Weekly VRDNs (Emory University)/(Morgan Stanley Bank, N.A. LIQ), 0.120%, 5/7/2015	2,170,000
		TOTAL	189,925,000
		Hawaii—0.2%
10,500,000		Hawaii State Department of Budget & Finance, MVRENs (Queen's Health Systems), (2015 Series C), 0.250%, 5/7/2015	10,500,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Idaho—0.2%
$10,910,000		Idaho Health Facilities Authority, (CHE Trinity Healthcare Credit Group), MVRENs (Series 2013ID), 0.180%, 5/7/2015	$10,910,000
		Illinois—9.3%
12,410,000		Aurora, Kane, DuPage, Will and Kendall Counties, IL, (Series 2006) Weekly VRDNs (Covey at Fox Valley Apartments)/(FNMA LOC), 0.110%, 5/7/2015	12,410,000
27,570,000		Canton, IL, (Series 2009) Weekly VRDNs (Graham Hospital Association)/(BMO Harris Bank, N.A. LOC), 0.130%, 5/7/2015	27,570,000
600,000		Chicago, IL MFH Revenue, (Series 2012) Weekly VRDNs (Churchview Manor Senior Apartments)/(BMO Harris Bank, N.A. LOC), 0.280%, 5/7/2015	600,000
2,780,000		Chicago, IL Midway Airport, Second Lien Revenue Bonds (Series 2004D) Weekly VRDNs (Bank of Montreal LOC), 0.120%, 5/7/2015	2,780,000
15,130,000	[3,4]	Chicago, IL O'Hare International Airport, SPEARs (Series DBE-534) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.230%, 5/7/2015	15,130,000
28,000,000	[3,4]	Chicago, IL Transit Authority, Clipper Tax-Exempt Certificate Trust (2014-04A) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.140%, 5/7/2015	28,000,000
18,735,000		Cook County, IL, (Series 2005) Weekly VRDNs (Catholic Theological Union)/(U.S. Bank, N.A. LOC), 0.110%, 5/6/2015	18,735,000
15,400,000		Galesburg, IL, (Series 1996) Weekly VRDNs (Knox College)/(PNC Bank, N.A. LOC), 0.130%, 5/7/2015	15,400,000
33,200,000		Illinois Development Finance Authority IDB Weekly VRDNs (Lyric Opera of Chicago)/(BMO Harris Bank, N.A., JPMorgan Chase Bank, N.A. and Northern Trust Co., Chicago, IL LOCs), 0.100%, 5/6/2015	33,200,000
30,500,000		Illinois Development Finance Authority IDB, (Series 1994) Weekly VRDNs (Museum of Contemporary Art)/(JPMorgan Chase Bank, N.A. and Northern Trust Co., Chicago, IL LOCs), 0.100%, 5/6/2015	30,500,000
450,000		Illinois Development Finance Authority IDB, (Series 1997) Weekly VRDNs (Ada S. McKInley Community Services, Inc.)/(BMO Harris Bank, N.A. LOC), 0.320%, 5/7/2015	450,000
18,000,000		Illinois Development Finance Authority, (Series 1999) Weekly VRDNs (Chicago Horticultural Society)/(Northern Trust Co., Chicago, IL LOC), 0.120%, 5/6/2015	18,000,000
6,500,000		Illinois Development Finance Authority, (Series 2002) Weekly VRDNs (St. Ignatius College Prep.)/(PNC Bank, N.A. LOC), 0.120%, 5/6/2015	6,500,000
7,000,000		Illinois Finance Authority, (Advocate Health Care Network), Revenue Bonds MVRENs (Series 2011B), 0.240%, 5/7/2015	7,000,000
24,000,000		Illinois Finance Authority, (Series 2004) Weekly VRDNs (Ingalls Health System Obligated Group)/(JPMorgan Chase Bank, N.A. LOC), 0.110%, 5/6/2015	24,000,000
30,000,000		Illinois Finance Authority, (Series 2007) Weekly VRDNs (Erikson Institute)/(Bank of America N.A. LOC), 0.120%, 5/7/2015	30,000,000
950,000		Illinois Finance Authority, (Series 2008) Weekly VRDNs (Clearbrook Corp.)/(BMO Harris Bank, N.A. LOC), 0.170%, 5/7/2015	950,000
98,900,000		Illinois Finance Authority, (Series 2008C-1) Weekly VRDNs (Advocate Health Care Network)/(JPMorgan Chase Bank, N.A. LIQ), 0.100%, 5/6/2015	98,900,000
57,525,000		Illinois Finance Authority, (Series 2008C-2B) Weekly VRDNs (Advocate Health Care Network)/(JPMorgan Chase Bank, N.A. LIQ), 0.100%, 5/6/2015	57,525,000
16,500,000		Illinois Finance Authority, (Series 2009C) Weekly VRDNs (Carle Foundation)/(Northern Trust Co., Chicago, IL LOC), 0.110%, 5/7/2015	16,500,000
9,700,000		Illinois Housing Development Authority, Lakeshore Plaza (2008 Series B) Weekly VRDNs (FHLB of Chicago LIQ), 0.120%, 5/7/2015	9,700,000
10,150,000		Illinois International Port District, (Series 2003) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.100%, 5/1/2015	10,150,000
24,000,000		Illinois State Toll Highway Authority, (2007 Series A-1b) Weekly VRDNs (Mizuho Bank Ltd. LOC), 0.110%, 5/7/2015	24,000,000
27,110,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, SPEARs (Series DBE-433) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.210%, 5/7/2015	27,110,000
21,150,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, SPEARs (Series DBE-442) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.210%, 5/7/2015	21,150,000
11,570,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, SPEARs (Series DBE-453) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.210%, 5/7/2015	11,570,000
33,880,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, SPEARs (Series DBE-476) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.210%, 5/7/2015	33,880,000
6,215,000		Southwestern Illinois Development Authority, (Series 2010) Weekly VRDNs (Molinero, Inc.)/(BMO Harris Bank, N.A. LOC), 0.130%, 5/7/2015	6,215,000
		TOTAL	587,925,000
		Indiana—2.5%
12,000,000	[3,4]	Indiana State Finance Authority Hospital Revenue, RBC Muni Trust (Series E-23) Weekly VRDNs (Indiana University Health Obligated Group)/(Royal Bank of Canada, Montreal LIQ)/(Royal Bank of Canada, Montreal LOC), 0.110%, 5/7/2015	12,000,000
5,945,000		Indianapolis, IN MFH, (Series 2009A) Weekly VRDNs (Washington Pointe, LP)/(FNMA LOC), 0.100%, 5/1/2015	5,945,000
6,500,000		Jasper County, IN EDA, (Series 2010C) Weekly VRDNs (T & M LP)/(AgriBank FCB and AgriBank FCB LOCs), 0.100%, 5/7/2015	6,500,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Indiana—continued
$121,500,000		Posey County, IN EDA, (Series 2013A), 0.25% TOBs (Midwest Fertilizer Corp.)/(GTD by United States Treasury), Mandatory Tender 11/3/2015	$121,500,000
9,750,000		Valparaiso, IN EDRB, (Series 2008) Weekly VRDNs (Pines Village Retirement Community, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.180%, 5/7/2015	9,750,000
		TOTAL	155,695,000
		Iowa—0.7%
20,000,000		Iowa Finance Authority, (Series 2007A) Weekly VRDNs (CHF-Des Moines LLC)/(Citibank NA, New York LOC), 0.140%, 5/7/2015	20,000,000
23,500,000		Iowa Finance Authority, Midwestern Disaster Area Economic Development (Series 2011A) Weekly VRDNs (Cargill, Inc.), 0.140%, 5/7/2015	23,500,000
		TOTAL	43,500,000
		Kansas—0.1%
5,400,000		Shawnee, KS, (Series 2008A) Weekly VRDNs (Pinegate West Associates LP)/(BMO Harris Bank, N.A. LOC), 0.120%, 5/7/2015	5,400,000
		Kentucky—0.3%
15,000,000		Pikeville, KY, (Series 2015), 1.00% BANs (Pikeville Medical Center, Inc.), 3/1/2016	15,090,283
2,495,000		Williamstown, KY, (2008 Series A) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.090%, 5/1/2015	2,495,000
		TOTAL	17,585,283
		Louisiana—3.1%
1,810,000		Ascension Parish, LA IDB, (Series 2007) Weekly VRDNs (IMTT-Geismar)/(FHLB of Atlanta LOC), 0.110%, 5/6/2015	1,810,000
25,000,000		Ascension Parish, LA IDB, (Series 2009) Weekly VRDNs (BASF Corp.)/(GTD by BASF SE), 0.120%, 5/6/2015	25,000,000
3,025,000		Louisiana Local Government Environmental Facilities CDA, (Series 2004) Weekly VRDNs (The Academy of the Sacred Heart of New Orleans)/(FHLB of Dallas LOC), 0.100%, 5/6/2015	3,025,000
3,350,000		Louisiana Local Government Environmental Facilities CDA, (Series 2004) Weekly VRDNs (The Christ Episcopal Church in Covington)/(FHLB of Dallas LOC), 0.100%, 5/6/2015	3,350,000
7,400,000		Louisiana Public Facilities Authority, (Series 2007A) Daily VRDNs (Air Products & Chemicals, Inc.), 0.140%, 5/1/2015	7,400,000
12,125,000		Louisiana Public Facilities Authority, (Series 2008) Weekly VRDNs (Coca-Cola Bottling Co.)/(U.S. Bank, N.A. LOC), 0.110%, 5/7/2015	12,125,000
20,000,000		Louisiana Public Facilities Authority, (Series 2008A) Daily VRDNs (Air Products & Chemicals, Inc.), 0.140%, 5/1/2015	20,000,000
96,075,000	[3,4]	Louisiana State Gas & Fuels Second Lien, ROCs (Series 660) Weekly VRDNs (Citibank NA, New York LIQ), 0.110%, 5/7/2015	96,075,000
5,400,000		New Orleans, LA IDB, (Series 2007: Gulf Opportunity Zone Bonds) Weekly VRDNs (521 Tchoupitoulas Street LLC)/(FHLB of Dallas LOC), 0.100%, 5/7/2015	5,400,000
20,000,000		St. James Parish, LA, (Series 2010) Weekly VRDNs (NuStar Logistics, L.P.)/(Mizuho Bank Ltd. LOC), 0.120%, 5/6/2015	20,000,000
		TOTAL	194,185,000
		Maine—0.1%
3,350,000	[3,4]	Maine Health & Higher Educational Facilities Authority, Solar Eclipse (Series 2007-0104) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.130%, 5/7/2015	3,350,000
		Maryland—0.1%
2,665,000		Howard County, MD Revenue Bonds, (Series 1995) Weekly VRDNs (Bluffs at Clarys Forest Apartments)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.130%, 5/5/2015	2,665,000
857,000		Maryland State Health & Higher Educational Facilities Authority Weekly VRDNs (Capitol College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.130%, 5/5/2015	857,000
1,259,000		Montgomery County, MD Housing Opportunities Commission, (Series 1998 Issue I) Weekly VRDNs (Byron House, Inc. Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.180%, 5/5/2015	1,259,000
3,025,000		Washington County, MD, (Series 2000) Weekly VRDNs (YMCA of Hagerstown, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.130%, 5/1/2015	3,025,000
		TOTAL	7,806,000
		Massachusetts—2.3%
38,000,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Series 2009-47) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.140%, 5/7/2015	38,000,000
57,500,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Series 2009-69) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.140%, 5/7/2015	57,500,000
17,000,000	[3,4]	Commonwealth of Massachusetts, Municipal Securities Trust Receipts (Series 2008-SGC-51) Weekly VRDNs (Societe Generale, Paris LIQ), 0.120%, 5/7/2015	17,000,000
15,000,000		Massachusetts Bay Transportation Authority General Transportation System, (Series B), 0.10% CP (Sumitomo Mitsui Banking Corp. LIQ), Mandatory Tender 9/1/2015	15,000,000
11,210,000		Massachusetts Bay Transportation Authority Sales Tax Revenue, 7 Month Window MVRENs (Series 2010A), 0.210%, 5/7/2015	11,210,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Massachusetts—continued
$8,635,000		University of Massachusetts Building Authority, MA, (Commonwealth of Massachusetts), MVRENs (Series 2011-2), 0.200%, 5/7/2015	$8,635,000
		TOTAL	147,345,000
		Michigan—4.7%
16,025,000		Grand Rapids, MI EDR, (Series 2007) Weekly VRDNs (MapleCreek)/(Comerica Bank LOC), 0.150%, 5/7/2015	16,025,000
36,250,000		Jackson County, MI Hospital Finance Authority, (Series 2011A) Weekly VRDNs (Allegiance Health)/(JPMorgan Chase Bank, N.A. LOC), 0.120%, 5/7/2015	36,250,000
5,000,000		Kent Hospital Finance Authority, MI, (Series 2008B-3) Weekly VRDNs (Spectrum Health)/(Wells Fargo Bank, N.A. LIQ), 0.120%, 5/6/2015	5,000,000
5,890,000		Lenawee County, MI EDC, (Series 2009) Weekly VRDNs (Siena Heights University)/(FHLB of Chicago LOC), 0.120%, 5/7/2015	5,890,000
6,800,000		Michigan State Building Authority Weekly VRDNs (Citibank NA, New York LOC), 0.100%, 5/7/2015	6,800,000
86,000,000	[3,4]	Michigan State Building Authority, Eagles (Series 2014-0028) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Citibank NA, New York LIQ), 0.120%, 5/7/2015	86,000,000
5,415,000		Michigan State Building Authority, Facilities Program (Series I) Weekly VRDNs (Citibank NA, New York LOC), 0.100%, 5/7/2015	5,415,000
2,455,000		Michigan State Finance Authority Revenue, Healthcare Equipment Loan (Series D) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.120%, 5/7/2015	2,455,000
8,650,000		Michigan State Financial Authority, (Ascension Health Alliance Senior Credit Group), MVRENs (Subseries F-6), 0.170%, 5/7/2015	8,650,000
10,625,000		Michigan State Financial Authority, (Ascension Health Alliance Senior Credit Group), MVRENs (Subseries F-7), 0.170%, 5/7/2015	10,625,000
7,100,000		Michigan State Financial Authority, (Ascension Health Alliance Senior Credit Group), MVRENs (Subseries F-8), 0.170%, 5/7/2015	7,100,000
6,200,000		Michigan State Housing Development Authority, (Series 2000) Weekly VRDNs (JAS Nonprofit Housing Corp. VI)/(JPMorgan Chase Bank, N.A. LOC), 0.120%, 5/7/2015	6,200,000
9,740,000		Michigan State Strategic Fund, (Series 2003) Weekly VRDNs (Lutheran Social Services of Michigan)/(Comerica Bank LOC), 0.150%, 5/7/2015	9,740,000
3,745,000		Michigan State Strategic Fund, (Series 2005) Weekly VRDNs (Detroit Public Television)/(Comerica Bank LOC), 0.120%, 5/7/2015	3,745,000
4,500,000		Michigan State University Board of Trustees, (Series 2000A-1) Weekly VRDNs (Royal Bank of Canada, Montreal LIQ), 0.100%, 5/6/2015	4,500,000
4,640,000		Michigan State University Board of Trustees, (Series 2005) Weekly VRDNs (Royal Bank of Canada, Montreal LIQ), 0.100%, 5/6/2015	4,640,000
4,000,000		Michigan Strategic Fund, (Series 2007) Daily VRDNs (Air Products & Chemicals, Inc.), 0.140%, 5/1/2015	4,000,000
10,000,000		Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Consumers Energy)/(JPMorgan Chase Bank, N.A. LOC), 0.090%, 5/6/2015	10,000,000
5,700,000		Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Wedgwood Christian Services)/(Bank of America N.A. LOC), 0.120%, 5/7/2015	5,700,000
10,000,000		Michigan Strategic Fund, (Series 2010) Weekly VRDNs (CS Facilities LLC)/(MUFG Union Bank, N.A. LOC), 0.100%, 5/7/2015	10,000,000
37,175,000		Michigan Strategic Fund, (Series 2010) Weekly VRDNs (Kroger Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.110%, 5/7/2015	37,175,000
1,735,000		Michigan Strategic Fund, (Series 2011) Weekly VRDNs (Greenpath, Inc.)/(PNC Bank, N.A. LOC), 0.130%, 5/7/2015	1,735,000
4,160,000		Southfield, MI EDC, (Series 2001) Weekly VRDNs (Lawrence Technological University)/(JPMorgan Chase Bank, N.A. LOC), 0.100%, 5/6/2015	4,160,000
4,200,000		Waterford, MI School District, 2014 State Aid Notes, 1.00% RANs, 9/24/2015	4,207,682
		TOTAL	296,012,682
		Minnesota—1.3%
2,460,000		Eagan, MN, (Series 2003) Weekly VRDNs (Aspenwoods of Eagan Apartments))/(FNMA LOC), 0.130%, 5/7/2015	2,460,000
8,000,000		Hennepin County, MN, (Series C) Weekly VRDNs (U.S. Bank, N.A. LIQ), 0.100%, 5/7/2015	8,000,000
15,700,000		Minneapolis, MN Weekly VRDNs (Symphony Place)/(FHLMC LOC), 0.110%, 5/7/2015	15,700,000
10,595,000		Minneapolis, MN, Variable Rate Housing Revenue Bonds Weekly VRDNs (One Ten Grant Project)/(FNMA LOC), 0.120%, 5/7/2015	10,595,000
3,000,000		Minneapolis/St. Paul, MN Housing & Redevelopment Authority, (Series 2007A—Tranche II) Daily VRDNs (Children's Hospitals & Clinics of Minnesota)/(Assured Guaranty Municipal Corp. INS)/(U.S. Bank, N.A. LIQ), 0.160%, 5/1/2015	3,000,000
2,200,000		Minneapolis/St. Paul, MN Housing & Redevelopment Authority, (Series 2007A Tranche I) Daily VRDNs (Children's Hospitals & Clinics of Minnesota)/(Assured Guaranty Municipal Corp. INS)/(U.S. Bank, N.A. LIQ), 0.160%, 5/1/2015	2,200,000
2,700,000		Minnesota State Higher Education Facility Authority, (Series Five-N2) Weekly VRDNs (College of Saint Catherine)/(U.S. Bank, N.A. LOC), 0.120%, 5/7/2015	2,700,000
2,655,000		New Hope, MN, (Series 2003A) Weekly VRDNs (Broadway Lanel)/(FNMA LOC), 0.110%, 5/7/2015	2,655,000
3,500,000		North St. Paul-Maplewood-Oakdale MN ISD 622, (Series 2015A), 2.00% TANs (GTD by Minnesota State), 9/15/2015	3,524,411
4,560,000		Plymouth, MN, (Series 2003) Weekly VRDNs (Parkside Apartments)/(FNMA LOC), 0.110%, 5/7/2015	4,560,000
2,480,000		Richfield, MN, (Series 2004) Weekly VRDNs (Market Plaza Housing)/(FHLMC LOC), 0.130%, 5/7/2015	2,480,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Minnesota—continued
$12,600,000		Rochester, MN Health Care Facility Authority, (Series 2002B) Weekly VRDNs (Mayo Clinic)/(Bank of America N.A. LIQ), 0.070%, 5/6/2015	$12,600,000
5,000,000		Roseville, MN ISD No. 623, (Series A), 1.00% TANs (GTD by Minnesota State), 2/8/2016	5,030,873
7,292,000		St. Louis Park, MN, (Series 2004) Weekly VRDNs (Parkshore Senior Camput, LLC)/(FHLMC LOC), 0.110%, 5/7/2015	7,292,000
		TOTAL	82,797,284
		Missouri—1.0%
7,955,000		Golden Valley, MO Memorial Hospital District, (Series 2006) Weekly VRDNs (UMB Bank, N.A. LOC), 0.210%, 5/7/2015	7,955,000
12,000,000		Missouri State HEFA, (BJC Health System, MO), MVRENs (Series 2013C), 0.290%, 5/7/2015	12,000,000
26,000,000		Southwest City, MO IDA, (Series 2009) Weekly VRDNs (Simmons Foods, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.100%, 5/7/2015	26,000,000
17,300,000		St. Joseph, MO IDA, (Series 2009A) Weekly VRDNs (Heartland Regional Medical Center)/(Bank of Montreal LOC), 0.110%, 5/6/2015	17,300,000
		TOTAL	63,255,000
		Multi-State—1.3%
9,765,000		FHLMC, Floater Certificates (Series M027-A) Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.120%, 5/7/2015	9,765,000
11,465,000		FHLMC, Floater Certificates (Series M031-A) Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.120%, 5/7/2015	11,465,000
44,300,000	[3,4]	Nuveen AMT-Free Municipal Income Fund, (Series 1), Weekly VRDPs, (Deutsche Bank Trust Co. LIQ), 0.230%, 5/7/2015	44,300,000
19,000,000	[3,4]	Nuveen AMT-Free Municipal Income Fund, (Series 2), Weekly VRDPs, (Citibank N.A. LIQ), 0.190%, 5/7/2015	19,000,000
		TOTAL	84,530,000
		Nebraska—0.2%
4,190,000		Central Plains Energy Project, NE, Gas Supply Revenue Refunding Bonds (Series 2014), 3.00% Bonds (GTD by Royal Bank of Canada, Montreal), 6/1/2015	4,199,977
10,000,000		Washington County, NE, (Series 2010) Weekly VRDNs (Cargill, Inc.), 0.140%, 5/7/2015	10,000,000
		TOTAL	14,199,977
		Nevada—0.4%
28,500,000	[3,4]	Henderson, NV Health Facility, Floater Certificates (Series 2008-2633) Weekly VRDNs (Dignity Health (Catholic Healthcare West))/(Berkshire Hathaway Assurance Corp. INS)/(Credit Suisse, Zurich LIQ), 0.110%, 5/7/2015	28,500,000
		New Jersey—5.7%
7,391,463		Cinnaminson, NJ, 1.00% BANs, 5/19/2015	7,393,276
5,397,000		Kinnelon, NJ, 0.50% BANs, 5/12/2015	5,397,413
6,819,575		Middletown Township, NJ, 1.00% BANs, 11/13/2015	6,840,322
40,000,000	[3,4]	New Jersey State Transportation Trust Fund Authority, Clipper Tax-Exempt Certificate Trust (Series 2009-70) Weekly VRDNs (New Jersey State)/(State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.120%, 5/7/2015	40,000,000
30,305,000	[3,4]	New Jersey State Transportation Trust Fund Authority, SPEARs (Series DBE-297) Weekly VRDNs (New Jersey State)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.230%, 5/7/2015	30,305,000
75,695,000	[3,4]	New Jersey State, PUTTERs (Series 4459) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 0.150%, 5/1/2015	75,695,000
93,895,000	[3,4]	New Jersey State, PUTTERs (Series 4460) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 0.150%, 5/1/2015	93,895,000
40,000,000	[3,4]	New Jersey State, PUTTERs (Series 4461), 0.160% TOBs (JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC) 6/26/2015	40,000,000
18,000,000		Ocean City, NJ, (Series 2014-1), 0.75% BANs, 6/18/2015	18,011,085
10,752,000		Paramus, NJ, 1.00% BANs, 2/19/2016	10,815,048
9,275,600		Springfield Township, NJ (Union County), 0.75% BANs, 7/24/2015	9,285,804
7,116,000		Watchung Borough, NJ, 1.00% BANs, 2/26/2016	7,152,777
8,747,000		Wayne Township, NJ, 0.75% BANs, 7/20/2015	8,757,131
6,647,000		Westwood, NJ, 1.00% BANs, 11/24/2015	6,673,397
		TOTAL	360,221,253
		New York—7.8%
20,000,000		Copiague, NY Union Free School District, 0.75% TANs, 6/19/2015	20,014,727
15,600,000		Grand Island, NY CSD, 1.00% BANs, 12/3/2015	15,668,777
5,740,000		Ithaca City, NY School District, 0.75% BANs, 7/2/2015	5,744,661

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		New York—continued
$11,173,025		Ithaca, NY, 1.00% BANs, 7/31/2015	$11,193,899
35,500,000		Nassau County, NY Interim Finance Authority, Senior Sales Tax Secured Bonds (Series 2008C) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.150%, 5/6/2015	35,500,000
18,080,000		New York City, NY IDA, (Series 2006B-2) Weekly VRDNs (New York Law School)/(JPMorgan Chase Bank, N.A. LOC), 0.110%, 5/7/2015	18,080,000
3,000,000		New York City, NY Municipal Water Finance Authority, (Series 2013AA-2) Weekly VRDNs (Bank of Tokyo-Mitsubishi UFJ Ltd. LIQ), 0.110%, 5/7/2015	3,000,000
7,000,000		New York City, NY Transitional Finance Authority, (Fiscal 1998 Series C) Daily VRDNs (Morgan Stanley Bank, N.A. LOC), 0.140%, 5/1/2015	7,000,000
33,400,000		New York City, NY, (Fiscal 2006 Series I-4) Daily VRDNs (CALPERS (California Public Employees Retirement System) LOC), 0.130%, 5/1/2015	33,400,000
24,400,000		New York City, NY, (Fiscal 2008 Subseries D-3) Weekly VRDNs (Bank of Montreal LIQ), 0.130%, 5/7/2015	24,400,000
2,500,000		New York State Dormitory Authority, (Series 2005A) Weekly VRDNs (Rockefeller University)/(JPMorgan Chase Bank, N.A. LIQ), 0.120%, 5/7/2015	2,500,000
2,900,000		New York State Dormitory Authority, (Series 2008A) Weekly VRDNs (Rockefeller University)/(JPMorgan Chase Bank, N.A. LIQ), 0.120%, 5/7/2015	2,900,000
33,000,000		New York State HFA, (Series 2009A: 505 West 37th Street Housing) Daily VRDNs (Midtown West B LLC)/(Landesbank Hessen-Thuringen LOC), 0.150%, 5/1/2015	33,000,000
19,000,000		New York State HFA, (Series 2009B: 505 West 37th Street Housing) Daily VRDNs (Midtown West B LLC)/(Landesbank Hessen-Thuringen LOC), 0.150%, 5/1/2015	19,000,000
17,785,000		New York State HFA, (Series 2011A-1) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 0.120%, 5/6/2015	17,785,000
5,500,000	[3,4]	Nuveen NY AMT-Free Municipal Income Fund, Weekly VRDPs (Series 1)/(Citibank N.A. LIQ), 0.170%, 5/7/2015	5,500,000
31,000,000	[3,4]	Nuveen NY AMT-Free Municipal Income Fund, Weekly VRDPs (Series 2)/(Citibank N.A. LIQ), 0.170%, 5/7/2015	31,000,000
31,000,000	[3,4]	Nuveen NY AMT-Free Municipal Income Fund, Weekly VRDPs (Series 3)/(Citibank N.A. LIQ), 0.170%, 5/7/2015	31,000,000
23,500,000	[3,4]	Nuveen NY AMT-Free Municipal Income Fund, Weekly VRDPs (Series 4)/(Deutsche Bank Trust Co., LIQ), 0.220%, 5/7/2015	23,500,000
14,025,000		Oceanside, NY Union Free School District, 0.75% TANs, 6/19/2015	14,034,749
10,000,000		Ogdensburg, NY Enlarged City School District, (Series 2014A), 0.75% BANs, 6/23/2015	10,005,343
10,000,000		Rochester, NY, 1.00% BANs, 8/10/2015	10,021,254
20,000,000		Rochester, NY, 2.00% BANs, 8/10/2015	20,097,726
5,208,000		Southern Cayuga, NY CSD, (Series 2014A), 0.75% BANs, 6/26/2015	5,210,781
7,237,974		Taconic Hills, NY CSD, 0.75% BANs, 7/2/2015	7,244,343
18,310,000		Triborough Bridge & Tunnel Authority, NY, MTA Bridges and Tunnels (Series 2001C) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.150%, 5/6/2015	18,310,000
23,905,000		Watkins Glen, NY CSD, 0.75% BANs, 8/4/2015	23,928,521
44,400,000		Westchester County, NY, 0.50% TANs, 5/26/2015	44,412,686
		TOTAL	493,452,467
		North Carolina—0.8%
17,950,000		Mecklenburg County, NC, 7 Month Windows MVRENs (Series 2009D), 0.220%, 5/7/2015	17,950,000
12,000,000		New Hanover County, NC, (Series 2008B) Weekly VRDNs (New Hanover Regional Medical Center)/(PNC Bank, N.A. LOC), 0.110%, 5/6/2015	12,000,000
4,160,000		North Carolina Capital Facilities Finance Agency, (Series 2005) Weekly VRDNs (Salem Academy and College)/(Branch Banking & Trust Co. LOC), 0.100%, 5/7/2015	4,160,000
10,000		North Carolina Capital Facilities Finance Agency, (Series 2006) Weekly VRDNs (High Point University)/(Branch Banking & Trust Co. LOC), 0.100%, 5/7/2015	10,000
7,075,000		North Carolina Medical Care Commission, (Series 2005) Weekly VRDNs (Southeastern Regional Medical Center)/(Branch Banking & Trust Co. LOC), 0.100%, 5/7/2015	7,075,000
4,015,000	[3]	North Carolina State Capital Improvement, Stage Trust (Series 2011-136C), 0.150% TOBs (North Carolina State)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 7/9/2015	4,015,000
1,000,000	[3,4]	North Carolina State Turnpike Authority, SPEARs (Series DB-1044) Weekly VRDNs (North Carolina State)/(Deutsche Bank AG LIQ), 0.210%, 5/7/2015	1,000,000
6,990,000		Raleigh, NC, (Series 2005B-2) Weekly VRDNs (PNC Bank, N.A. LIQ), 0.140%, 5/6/2015	6,990,000
		TOTAL	53,200,000
		North Dakota—0.5%
29,124,000		Grand Forks County, ND, (Series 2010) Weekly VRDNs (J. R. Simplot Co.)/(Rabobank Nederland NV, Utrecht LOC), 0.140%, 5/6/2015	29,124,000

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	Ohio—0.5%
$16,955,000	Allen County, OH, (Series 2010C) Daily VRDNs (Mercy Health)/(MUFG Union Bank, N.A. LOC), 0.140%, 5/1/2015	$16,955,000
6,425,000	Butler County, OH, 0.30% BANs, 7/30/2015	6,425,000
5,480,000	Franklin County, OH Mortgage Revenue, (CHE Trinity Healthcare Credit Group), MVRENs (Series 2013OH), 0.180%, 5/7/2015	5,480,000
4,200,000	Ohio State, (Series 2001B) Weekly VRDNs, 0.090%, 5/6/2015	4,200,000
	TOTAL	33,060,000
	Oklahoma—0.3%
10,000,000	Oklahoma Development Finance Authority, (INTEGRIS Obligated Group), MVRENs (Series B), 0.290%, 5/7/2015	10,000,000
5,970,000	Oklahoma State Industrial Authority, (Series 2002) Weekly VRDNs (American Cancer Society, Inc.)/(Bank of America N.A. LOC), 0.160%, 5/7/2015	5,970,000
	TOTAL	15,970,000
	Pennsylvania—5.1%
3,900,000	Allegheny County, PA IDA, (Series 2008A) Weekly VRDNs (Vincentian Collaborative System)/(PNC Bank, N.A. LOC), 0.130%, 5/7/2015	3,900,000
12,900,000	Bucks County, PA IDA, (Series B of 2008) Weekly VRDNs (Grand View Hospital)/(PNC Bank, N.A. LOC), 0.120%, 5/7/2015	12,900,000
11,800,000	Butler County, PA General Authority, (Series 2011A) Weekly VRDNs (North Allegheny, PA School District)/(PNC Bank, N.A. LIQ), 0.130%, 5/7/2015	11,800,000
10,000,000	Butler County, PA General Authority, (Series 2014) Weekly VRDNs (North Allegheny, PA School District)/(PNC Bank, N.A. LIQ), 0.120%, 5/7/2015	10,000,000
1,200,000	Chester County, PA Intermediate Unit, (Series 2003) Weekly VRDNs (PNC Bank, N.A. LOC), 0.110%, 5/7/2015	1,200,000
15,700,000	Cumberland County, PA Municipal Authority, (Series 2008B) Weekly VRDNs (Presbyterian Homes Obligated Group)/(Bank of America N.A. LOC), 0.120%, 5/7/2015	15,700,000
12,000,000	Dallastown Area School District, PA, (Series of 2015) VRNs, 1.25%, 7/1/2015	12,106,209
22,500,000	Emmaus, PA General Authority, (Series 1996) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Wells Fargo Bank, N.A. LIQ), 0.300%, 5/6/2015	22,500,000
24,595,000	Erie County, PA Hospital Authority, (Series 2010B) Weekly VRDNs (St. Vincent Health System)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.130%, 5/7/2015	24,595,000
3,960,000	Haverford Twp, PA School District, (Series 2009) Weekly VRDNs (TD Bank, N.A. LOC), 0.110%, 5/7/2015	3,960,000
9,115,000	Lancaster, PA IDA, (Series A of 2009) Weekly VRDNs (Willow Valley Retirement Communities)/(PNC Bank, N.A. LOC), 0.120%, 5/7/2015	9,115,000
2,475,000	New Castle, PA Area Hospital Authority, (Series 1996) Weekly VRDNs (Jameson Memorial Hospital)/(Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 0.200%, 5/6/2015	2,475,000
2,075,000	Pennsylvania EDFA, (2006 Series A1) Weekly VRDNs (Ellwood City Hospital (PA))/(PNC Bank, N.A. LOC), 0.130%, 5/7/2015	2,075,000
69,400,000	Philadelphia, PA School District, (Series F of 2010) Weekly VRDNs (Barclays Bank PLC LOC), 0.110%, 5/7/2015	69,400,000
15,000,000	Philadelphia, PA, (Series A), 1.00% TRANs, 6/30/2015	15,021,401
79,100,000	Pittsburgh & Allegheny County, PA Sports & Exhibition Authority, (Series A of 2007) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 0.220%, 5/7/2015	79,100,000
20,000,000	Pittsburgh, PA Water & Sewer Authority, First Lien (Series D-2) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 0.180%, 5/7/2015	20,000,000
7,500,000	Upper St. Clair Township, PA, (Series of 2008) Weekly VRDNs (Bank of New York Mellon LIQ), 0.110%, 5/7/2015	7,500,000
	TOTAL	323,347,610
	South Carolina—0.4%
10,000,000	Lexington, SC, 2.25% BANs (Lexington, SC Water & Sewage), 12/1/2015	10,116,936
8,395,000	South Carolina Jobs-EDA, (Series 2006B) Weekly VRDNs (Oconee Memorial Hospital, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.130%, 5/7/2015	8,395,000
3,540,000	South Carolina Jobs-EDA, (Series 2007A) Weekly VRDNs (Woodhead LLC)/(FHLB of Atlanta LOC), 0.210%, 5/7/2015	3,540,000
4,585,000	South Carolina Jobs-EDA, (Series 2008) Weekly VRDNs (Pinewood Preparatory School)/(Branch Banking & Trust Co. LOC), 0.100%, 5/7/2015	4,585,000
	TOTAL	26,636,936
	Tennessee—2.3%
5,200,000	Blount County, TN Public Building Authority, (Series E-7-A) Weekly VRDNs (Monroe County, TN)/(Branch Banking & Trust Co. LOC), 0.100%, 5/6/2015	5,200,000
1,470,000	Blount County, TN Public Building Authority, (Series E-8-A) Weekly VRDNs (Maryville, TN)/(Branch Banking & Trust Co. LOC), 0.100%, 5/6/2015	1,470,000
35,095,000	Metropolitan Government Nashville & Davidson County, TN HEFA, (Ascension Health Alliance Senior Credit Group), MVRENs (Series 2001B-1), 0.180%, 5/7/2015	35,095,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Tennessee—continued
$12,500,000		Metropolitan Government Nashville & Davidson County, TN, (2014 Program), 0.090%, 7/1/2015	$12,500,000
4,365,000		Sevier County, TN Public Building Authority, (Series V-B-1) Weekly VRDNs (Branch Banking & Trust Co. LOC), 0.100%, 5/7/2015	4,365,000
60,205,000		Sevier County, TN Public Building Authority, Local Government Public Improvement Bonds (Series VII-B-1) Weekly VRDNs (Sevier County, TN)/(Bank of America N.A. LOC), 0.120%, 5/6/2015	60,205,000
6,665,000		Shelby County, TN, (2015 Series A), 0.070%, 5/18/2015	6,665,000
18,000,000		Wilson County, TN Sports Authority, (Series 1999) Weekly VRDNs (PNC Bank, N.A. LOC), 0.130%, 5/7/2015	18,000,000
		TOTAL	143,500,000
		Texas—12.2%
3,500,000		Bexar County, TX Housing Finance Corp., (Series 2005A) Weekly VRDNs (Summit Hills Apartments)/(FHLMC LOC), 0.120%, 5/7/2015	3,500,000
24,150,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Texas Non-AMT) Series 2009-64 Weekly VRDNs (GTD by Texas PSFG Program)/(State Street Bank and Trust Co. LIQ), 0.140%, 5/7/2015	24,150,000
8,000,000		Dallas, TX Performing Arts Cultural Facilities Corp., (Series 2008A) Weekly VRDNs (Dallas Center for the Performing Arts Foundation, Inc.)/(Bank of America N.A. LOC), 0.110%, 5/7/2015	8,000,000
9,900,000		Dallas, TX Performing Arts Cultural Facilities Corp., (Series 2008B) Weekly VRDNs (Dallas Center for the Performing Arts Foundation, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.120%, 5/7/2015	9,900,000
13,650,000	[3,4]	Grand Parkway Transportation Corp., TX, Clipper Tax-Exempt Certificate Trust (Series 2013-9A) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.120%, 5/7/2015	13,650,000
34,000,000		Harris County, TX Cultural Education Facilities Finance Corp., (Subseries 2009C-1), 0.12% CP (Methodist Hospital, Harris County, TX), Mandatory Tender 10/5/2015	34,000,000
57,500,000		Harris County, TX Cultural Education Facilities Finance Corp., (Subseries 2009C-1), 0.14% CP (Methodist Hospital, Harris County, TX), Mandatory Tender 7/7/2015	57,500,000
28,000,000		Harris County, TX Cultural Education Facilities Finance Corp., (Subseries 2009C-1), 0.14% CP (Methodist Hospital, Harris County, TX), Mandatory Tender 8/13/2015	28,000,000
26,695,000		Harris County, TX Education Facilities Finance Corp., (Series 2008C-1) Daily VRDNs (Methodist Hospital, Harris County, TX), 0.130%, 5/1/2015	26,695,000
35,500,000		Harris County, TX Education Facilities Finance Corp., (Series 2008C-2) Daily VRDNs (Methodist Hospital, Harris County, TX), 0.130%, 5/1/2015	35,500,000
24,400,000		Harris County, TX HFDC, (Subseries 2008A-1) Daily VRDNs (Methodist Hospital, Harris County, TX), 0.130%, 5/1/2015	24,400,000
25,000,000		Harris County, TX HFDC, (Subseries 2008A-2) Daily VRDNs (Methodist Hospital, Harris County, TX), 0.130%, 5/1/2015	25,000,000
11,000,000	[3,4]	Harris County, TX HFDC, RBC Muni Trust (Series E-27) Weekly VRDNs (Memorial Hermann Health System)/(Royal Bank of Canada, Montreal LIQ)/(Royal Bank of Canada, Montreal LOC), 0.110%, 5/7/2015	11,000,000
13,665,000	[3,4]	Judson, TX ISD, SPEARs (Series DB-423) Weekly VRDNs (GTD by Texas PSFG Program)/(Deutsche Bank AG LIQ), 0.180%, 5/7/2015	13,665,000
5,130,000	[3,4]	Lamar, TX Consolidated ISD, ROCs (Series 12266) Weekly VRDNs (GTD by Texas PSFG Program)/(Citibank NA, New York LIQ), 0.120%, 5/7/2015	5,130,000
18,965,000	[3,4]	Longview, TX ISD, Stage Trust (Series 2008-45C), 0.150% TOBs (GTD by Texas PSFG Program)/(Wells Fargo & Co. LIQ), Optional Tender 7/9/2015	18,965,000
8,300,000		Port Arthur Navigation District, TX IDC, (Series 2005) Daily VRDNs (Air Products LP)/(GTD by Air Products & Chemicals, Inc.), 0.140%, 5/1/2015	8,300,000
16,635,000		Port Arthur Navigation District, TX IDC, (Series 2006) Daily VRDNs (Air Products LP)/(GTD by Air Products & Chemicals, Inc.), 0.140%, 5/1/2015	16,635,000
13,000,000		Port Arthur Navigation District, TX IDC, (Series 2011) Weekly VRDNs (TOTAL Petrochemicals USA, Inc.)/(GTD by Total S.A.), 0.100%, 5/6/2015	13,000,000
25,000,000		Port of Port Arthur Navigation District of Jefferson County, TX, (Series 2010) Weekly VRDNs (TOTAL Petrochemicals USA, Inc.)/(GTD by Total S.A.), 0.100%, 5/6/2015	25,000,000
16,750,000		San Antonio, TX Electric & Gas System, (2012 Series C), 0.06% CP, Mandatory Tender 5/5/2015	16,750,000
15,000,000		San Antonio, TX Housing Finance Corp., (Series 2008) Weekly VRDNs (Artisan at San Pedro Creek Apartments)/(FHLMC LOC), 0.110%, 5/7/2015	15,000,000
10,000,000		Tarrant County, TX Cultural Education Facilities Finance Corp., (Baylor Scott & White Health Care System), MVRENs (Series 2013B), 0.210%, 5/7/2015	10,000,000
8,685,000	[3,4]	Texas State Transportation Commission, Eagles (Series 2007-0139) Weekly VRDNs (Texas State)/(Citibank NA, New York LIQ), 0.110%, 5/7/2015	8,685,000
16,000,000	[3,4]	Texas State Transportation Commission, Floater Certificates (Series 3371) Weekly VRDNs (Texas State Highway Fund)/(Morgan Stanley Bank, N.A. LIQ), 0.120%, 5/7/2015	16,000,000
185,475,000		Texas State, 1.50% TRANs, 8/31/2015	186,322,119

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Texas—continued
$23,000,000	[3,4]	Texas State, Municipal Securities Trust Receipts (Series 2007-SGC-9) Weekly VRDNs (Societe Generale, Paris LIQ), 0.120%, 5/7/2015	$23,000,000
27,685,000		Texas State, Veterans Bonds (Series 2011A) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.100%, 5/6/2015	27,685,000
52,505,000		Texas State, Veterans Bonds (Series 2013B) Weekly VRDNs (Bank of New York Mellon LIQ), 0.100%, 5/6/2015	52,505,000
10,130,000	[3,4]	Texas Water Development Board, MERLOTS (Series 2008-C51), 0.150% TOBs (Wells Fargo Bank, N.A. LIQ), Optional Tender 7/8/2015	10,130,000
		TOTAL	768,067,119
		Utah—0.5%
8,100,000		Utah County, UT, (IHC Health Services, Inc.), MVRENs (Series 2014B), 0.190%, 5/7/2015	8,100,000
24,000,000		Utah County, UT, (IHC Health Services, Inc.), MVRENs (Series 2014C), 0.190%, 5/7/2015	24,000,000
		TOTAL	32,100,000
		Vermont—0.2%
14,350,000		Vermont EDA, (Series 2006B) Weekly VRDNs (Wake Robin Corp.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.110%, 5/7/2015	14,350,000
		Virginia—2.3%
2,500,000		Alexandria, VA IDA, (Series 2000B) Weekly VRDNs (Institute for Defense Analyses)/(Branch Banking & Trust Co. LOC), 0.110%, 5/7/2015	2,500,000
6,945,000		Alexandria, VA IDA, (Series 2005) Weekly VRDNs (Institute for Defense Analyses)/(Branch Banking & Trust Co. LOC), 0.110%, 5/7/2015	6,945,000
6,000,000		Arlington County, VA Weekly VRDNs (Ballston Public Parking)/(PNC Bank, N.A. LOC), 0.120%, 5/5/2015	6,000,000
4,910,000		Fairfax County, VA IDA, (Inova Health System), MVRENs (Series 2012 C), 0.190%, 5/7/2015	4,910,000
4,000,000		Fauquier County, VA IDA, (Series 2008) Weekly VRDNs (Wakefield School, Inc.)/(PNC Bank, N.A. LOC), 0.120%, 5/7/2015	4,000,000
14,900,000		Lynchburg, VA IDA, (Series 2004 B) Weekly VRDNs (Centra Health, Inc.)/(Branch Banking & Trust Co. LOC), 0.100%, 5/7/2015	14,900,000
16,305,000		Lynchburg, VA IDA, (Series 2004 C) Weekly VRDNs (Centra Health, Inc.)/(Branch Banking & Trust Co. LOC), 0.100%, 5/7/2015	16,305,000
19,165,000		Lynchburg, VA IDA, (Series 2004A) Weekly VRDNs (Centra Health, Inc.)/(FHLB of Atlanta LOC), 0.110%, 5/7/2015	19,165,000
4,325,000		Lynchburg, VA IDA, (Series 2004E) Weekly VRDNs (Centra Health, Inc.)/(FHLB of Atlanta LOC), 0.110%, 5/7/2015	4,325,000
9,125,000		Norfolk, VA EDA, (Sentara Health Systems Obligation Group), MVRENs (Series 2010 C), 0.240%, 5/7/2015	9,125,000
11,110,000		Norfolk, VA Redevelopment and Housing Authority, (Series 2008) Daily VRDNs (Old Dominion University)/(Bank of America N.A. LOC), 0.150%, 5/1/2015	11,110,000
34,330,000		Stafford County, VA and Staunton, VA IDA, Series 2008 A-1, 0.08% CP (Bank of America N.A. LOC), Mandatory Tender 5/7/2015	34,330,000
2,500,000		Virginia College Building Authority, (Series 2004) Weekly VRDNs (University of Richmond)/(U.S. Bank, N.A. LIQ), 0.120%, 5/6/2015	2,500,000
10,000,000		Virginia Peninsula Port Authority, Coal Terminal Revenue Refunding Bonds (Series 1987A), 0.06% CP (Dominion Terminal Associates)/(U.S. Bank, N.A. LOC), Mandatory Tender 5/13/2015	10,000,000
		TOTAL	146,115,000
		Washington—0.1%
3,340,000	[3,4]	NJB Properties, Solar Eclipse (Series 2007-0106) Weekly VRDNs (King County, WA)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.200%, 5/7/2015	3,340,000
		West Virginia—1.1%
49,995,000		Cabell County, WV, (Series 2010A) Weekly VRDNs (Provident Group-Marshall Properties, LLC)/(Bank of America N.A. LOC), 0.120%, 5/7/2015	49,995,000
22,100,000		West Virginia State Hospital Finance Authority, (Series 2008A) Weekly VRDNs (Cabell Huntington Hospital)/(Branch Banking & Trust Co. LOC), 0.100%, 5/7/2015	22,100,000
		TOTAL	72,095,000
		Wisconsin—6.1%
54,000,000		Madison, WI Metropolitan School District, 1.00% TRANs, 9/8/2015	54,159,148
50,335,000		Milwaukee, WI, (Series 2012 C-6), 0.080%—0.090%, 5/8/2015 - 5/28/2015	50,335,000
8,195,000		Whitewater, WI CDA, (Series 2007) Weekly VRDNs (Wisconsin Housing Preservation Corp.)/(BMO Harris Bank, N.A. LOC), 0.130%, 5/7/2015	8,195,000
28,155,000		Wisconsin Health & Educational Facilities Authority, (Series 2010C), 0.12% CP (Aurora Health Care, Inc.)/(Bank of America N.A. LOC), Mandatory Tender 6/3/2015	28,155,000
9,150,000		Wisconsin HEFA, (Ascension Health Alliance Senior Credit Group), MVRENs (Series 2013B), 0.170%, 5/7/2015	9,150,000
11,200,000		Wisconsin HEFA, (UnityPoint Health), MVRENs (Series 2014B-2), 0.190%, 5/7/2015	11,200,000
23,165,000		Wisconsin State HEFA Weekly VRDNs (Ripon College)/(BMO Harris Bank, N.A. LOC), 0.120%, 5/7/2015	23,165,000

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	Wisconsin—continued
$11,810,000	Wisconsin State HEFA, (Series 2007) Weekly VRDNs (Benevolent Corporation Cedar Community)/(JPMorgan Chase Bank, N.A. LOC), 0.130%, 5/7/2015	$11,810,000
3,770,000	Wisconsin State HEFA, (Series 2008A) Weekly VRDNs (Meriter Retirement Services, Inc.)/(KBC Bank N.V. LOC), 0.180%, 5/7/2015	3,770,000
4,265,000	Wisconsin State HEFA, (Series 2008B) Weekly VRDNs (Meriter Retirement Services, Inc.)/(U.S. Bank, N.A. LOC), 0.120%, 5/7/2015	4,265,000
184,080,000	Wisconsin State, General Obligation Extendible Municipal Commercial Paper, 0.080% - 1.000%, 5/7/2015 - 7/8/2015	184,080,000
	TOTAL	388,284,148
	TOTAL INVESTMENTS—100.9% (AT AMORTIZED COST)[5]	6,366,699,824
	OTHER ASSETS AND LIABILITIES - NET—(0.9)%[6]	(54,191,436)
	TOTAL NET ASSETS—100%	$6,312,508,388
At April 30, 2015, the Fund held no securities that are subject to the federal alternative minimum tax (AMT).
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At April 30, 2015, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
100.0%	0.0%
2	Current rate and next reset date shown for Variable Rate Demand Instruments.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2015, these restricted securities amounted to $1,593,100,000, which represented 25.2% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2015, these liquid restricted securities amounted to $1,589,085,000, which represented 25.2% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at April 30, 2015, is as follows:
Security	Acquisition Date	Cost	Market Value
North Carolina State Capital Improvement, Stage Trust (Series 2011-136C), 0.150% TOBs (North Carolina State)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 7/9/2015	12/1/2011 - 3/27/2014	$4,015,000	$4,015,000
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2015.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services'

policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2015, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
Regulatory Matters
On July 23, 2014, the Securities and Exchange Commission voted to amend the rules under the Investment Company Act of 1940 which currently govern the operations of the Fund. A significant change resulting from these amendments will be a requirement that institutional prime funds (i.e. not retail as defined in the amendments), transact fund shares based on a market-based Net Asset Value (NAV). Other types of money market funds may continue to transact fund shares at an NAV calculated using the amortized cost valuation method. Among additional disclosure and other requirements, the amendments also will permit a money market fund, or, in certain circumstances, require a money market fund (other than a government money market fund which satisfies the requirements of the amended rules) to impose liquidity fees on redemptions, and permit a money market fund to limit (or gate) redemptions for up to 10 business days in any 90-day period. The amendments have staggered compliance dates. Compliance with a majority of these amendments will be required on October 14, 2016, two years after the effective date for the rule amendments. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Fund's operations, financial statements and accompanying notes.
The following acronyms are used throughout this portfolio:
AMT	—Alternative Minimum Tax
BANs	—Bond Anticipation Notes
CCD	—Community College District
CDA	—Community Development Authority
COPs	—Certificates of Participation
CP	—Commercial Paper
CSD	—Central School District
EDA	—Economic Development Authority
EDC	—Economic Development Commission
EDFA	—Economic Development Finance Authority
EDR	—Economic Development Revenue
EDRB	—Economic Development Revenue Bond
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IDC	—Industrial Development Corporation
INS	—Insured
ISD	—Independent School District
LIQs	—Liquidity Agreements
LOC	—Letter of Credit
MERLOTS	—Municipal Exempt Receipts-Liquidity Optional Tender Series
MFH	—Multi-Family Housing
MVRENs	—Municipal Variable Rate Exchangeable Notes
P-FLOATs	—Puttable Floating Option Tax-Exempt Receipts
PCR	—Pollution Control Revenue
PCRB	—Pollution Control Revenue Bond
PSFG	—Permanent School Fund Guarantee
PUTTERs	—Puttable Tax-Exempt Receipts

RANs	—Revenue Anticipation Notes
ROCs	—Reset Option Certificates
SPEARs	—Short Puttable Exempt Adjustable Receipts
TANs	—Tax Anticipation Notes
TOBs	—Tender Option Bonds
TRANs	—Tax and Revenue Anticipation Notes
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
VRNs	—Variable Rate Notes
14
Federated Treasury Obligations Fund
Portfolio of Investments
April 30, 2015 (unaudited)
Principal Amount			Value
		REPURCHASE AGREEMENTS—67.1%
$326,000,000	[1]	Interest in $350,000,000 joint repurchase agreement 0.08%, dated 3/3/2015 under which BMO Capital Markets Corp. will repurchase securities provided as collateral for $350,049,778 on 5/6/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2044 and the market value of those underlying securities was $357,046,812.	$326,000,000
482,000,000	[1]	Interest in $525,000,000 joint repurchase agreement 0.09%, dated 3/17/2015 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $525,077,438 on 5/15/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2044 and the market value of those underlying securities was $535,560,244.	482,000,000
467,000,000	[1]	Interest in $500,000,000 joint repurchase agreement 0.10%, dated 4/10/2015 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $500,083,333 on 6/9/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2040 and the market value of those underlying securities was $510,029,792.	467,000,000
373,000,000	[1]	Interest in $400,000,000 joint repurchase agreement 0.10%, dated 4/15/2015 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $400,033,333 on 5/15/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2025 and the market value of those underlying securities was $408,018,164.	373,000,000
500,000,000	[1]	Repurchase agreement 0.10%, dated 4/17/2015 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $500,045,833 on 5/20/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2044 and the market value of those underlying securities was $510,019,834.	500,000,000
300,000,000		Repurchase agreement 0.10%, dated 4/30/2015 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $300,000,833 on 5/1/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2023 and the market value of those underlying securities was $306,000,918.	300,000,000
$465,000,000	[1]	Interest in $500,000,000 joint repurchase agreement 0.09%, dated 2/9/2015 under which Bank of Montreal will repurchase securities provided as collateral for $500,132,500 on 5/26/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2043 and the market value of those underlying securities was $510,103,278.	465,000,000
500,000,000	[1]	Repurchase agreement 0.10%, dated 4/13/2015 under which Bank of Nova Scotia will repurchase securities provided as collateral for $500,087,500 on 6/15/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2045 and the market value of those underlying securities was $510,025,547.	500,000,000
470,000,000	[1]	Interest in $500,000,000 joint repurchase agreement 0.07%, dated 4/22/2015 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $500,029,167 on 5/22/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2039 and the market value of those underlying securities was $510,008,970.	470,000,000
462,000,000	[1]	Interest in $500,000,000 joint repurchase agreement 0.08%, dated 4/2/2015 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $500,035,556 on 5/4/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/28/2020 and the market value of those underlying securities was $510,032,930.	462,000,000
500,000,000	[1]	Repurchase agreement 0.08%, dated 4/24/2015 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $500,035,556 on 5/26/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2041 and the market value of those underlying securities was $510,007,983.	500,000,000
930,000,000	[1]	Interest in $1,000,000,000 joint repurchase agreement 0.10%, dated 4/17/2015 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $1,000,088,889 on 5/19/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2043 and the market value of those underlying securities was $1,020,039,689.	930,000,000
200,000,000		Repurchase agreement 0.10%, dated 4/30/2015 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $200,000,556 on 5/1/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/28/2022 and the market value of those underlying securities was $204,000,663.	200,000,000
25,000,000		Repurchase agreement 0.10%, dated 4/30/2015 under which Barclays Capital, Inc. will repurchase a security provided as collateral for $25,000,069 on 5/1/2015. The security provided as collateral at the end of the period held with BNY Mellon as tri-party agent, was a U.S. Treasury security maturing on 8/15/2044 and the market value of that underlying security was $25,500,085.	25,000,000
250,000,000		Repurchase agreement 0.11%, dated 4/30/2015 under which Citibank, N.A. will repurchase securities provided as collateral for $250,000,764 on 5/1/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2044 and the market value of those underlying securities was $255,000,853.	250,000,000
1

Principal Amount			Value
		REPURCHASE AGREEMENTS—continued
$465,000,000		Interest in $500,000,000 joint repurchase agreement 0.06%, dated 4/29/2015 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $500,005,833 on 5/6/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2043 and the market value of those underlying securities was $510,001,710.	$465,000,000
400,000,000		Repurchase agreement 0.11%, dated 4/30/2015 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $400,001,222 on 5/1/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2044 and the market value of those underlying securities was $408,001,315.	400,000,000
1,890,000,000		Interest in $3,500,000,000 joint repurchase agreement 0.10%, dated 4/30/2015 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $3,500,009,722 on 5/1/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2037 and the market value of those underlying securities was $3,570,009,979.	1,890,000,000
30,000,000		Repurchase agreement 0.10%, dated 4/30/2015 under which Credit Suisse Securities (USA) LLC will repurchase a security provided as collateral for $30,000,083 on 5/1/2015. The security provided as collateral at the end of the period held with BNY Mellon as tri-party agent, was a U.S. Treasury security maturing on 2/15/2041 and the market value of that underlying security was $30,606,075.	30,000,000
3,900,000,000		Repurchase agreement 0.05%, dated 4/30/2015 under which Federal Reserve Bank of New York will repurchase securities provided as collateral for $3,900,005,417 on 5/1/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2038 and the market value of those underlying securities was $3,900,005,496.	3,900,000,000
150,000,000		Repurchase agreement 0.05%, dated 4/29/2015 under which HSBC Securities (USA), Inc. will repurchase securities provided as collateral for $150,001,458 on 5/6/2015. The securities provided as collateral at the end of the period held with JPMorgan Chase tri-party agent, were U.S. Treasury securities with various maturities to 7/15/2023 and the market value of those underlying securities was $153,000,356.	150,000,000
400,000,000		Repurchase agreement 0.07%, dated 4/30/2015 under which HSBC Securities (USA), Inc. will repurchase securities provided as collateral for $400,005,444 on 5/7/2015. The securities provided as collateral at the end of the period held with JPMorgan Chase tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2044 and the market value of those underlying securities was $408,000,650.	400,000,000
250,000,000	[1]	Repurchase agreement 0.08%, dated 4/13/2015 under which J.P. Morgan Securities LLC will repurchase securities provided as collateral for $250,016,667 on 5/13/2015. The securities provided as collateral at the end of the period held with JPMorgan Chase tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2041 and the market value of those underlying securities was $255,014,657.	250,000,000
170,000,000	[1]	Interest in $250,000,000 joint repurchase agreement 0.08%, dated 4/13/2015 under which J.P. Morgan Securities LLC will repurchase securities provided as collateral for $250,016,667 on 5/13/2015. The securities provided as collateral at the end of the period held with JPMorgan Chase tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2018 and the market value of those underlying securities was $255,009,653.	170,000,000
104,659,000		Repurchase agreement 0.10%, dated 4/30/2015 under which J.P. Morgan Securities LLC will repurchase a security provided as collateral for $104,659,291 on 5/1/2015. The security provided as collateral at the end of the period held with JPMorgan Chase tri-party agent, was a U.S. Treasury security maturing on 4/15/2020 and the market value of that underlying security was $106,753,006.	104,659,000
1,000,000,000		Interest in $1,500,000,000 joint repurchase agreement 0.13%, dated 4/30/2015 under which Merrill Lynch, Pierce, Fenner and Smith will repurchase securities provided as collateral for $1,500,005,417 on 5/1/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2044 and the market value of those underlying securities was $1,530,005,577.	1,000,000,000
600,000,000		Repurchase agreement 0.10%, dated 4/30/2015 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $600,001,667 on 5/1/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2045 and the market value of those underlying securities was $612,001,700.	600,000,000
500,000,000		Interest in $1,000,000,000 joint repurchase agreement 0.10%, dated 4/30/2015 under which RBC Capital Markets, LLC will repurchase securities provided as collateral for $1,000,002,778 on 5/1/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2044 and the market value of those underlying securities was $1,020,002,914.	500,000,000
930,000,000	[1]	Interest in $1,000,000,000 joint repurchase agreement 0.10%, dated 4/6/2015 under which Societe Generale, New York will repurchase securities provided as collateral for $1,000,083,333 on 5/6/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2043 and the market value of those underlying securities was $1,020,070,834.	930,000,000
150,000,000		Repurchase agreement 0.07%, dated 4/28/2015 under which TD Securities (USA), LLC will repurchase securities provided as collateral for $150,002,042 on 5/5/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2044 and the market value of those underlying securities was $153,000,944.	150,000,000
300,000,000		Repurchase agreement 0.10%, dated 4/30/2015 under which Wells Fargo Securities LLC will repurchase a security provided as collateral for $300,000,833 on 5/1/2015. The security provided as collateral at the end of the period held with BNY Mellon as tri-party agent, was a U.S. Treasury security maturing on 10/31/2019 and the market value of that underlying security was $306,000,889.	300,000,000
		TOTAL REPURCHASE AGREEMENTS	17,489,659,000
2

Principal Amount			Value
		U.S. TREASURY—32.8%
$565,000,000	[2]	United States Treasury Bills, 0.070%, 5/28/2015	$564,970,337
439,000,000	[2]	United States Treasury Bills, 0.145%, 9/17/2015	438,754,220
213,000,000	[2]	United States Treasury Bills, 0.155%, 6/25/2015	212,949,560
454,500,000	[3]	United States Treasury Floating Rate Notes, 0.065% - 0.089%, 5/5/2015	454,486,642
280,000,000		United States Treasury Notes, 0.250% - 1.375%, 11/30/2015	281,711,675
1,200,000,000		United States Treasury Notes, 0.250% - 1.750%, 7/31/2015	1,204,264,990
445,800,000		United States Treasury Notes, 0.250% - 2.125%, 12/31/2015	450,270,157
1,390,500,000		United States Treasury Notes, 0.250% - 2.125%, 5/31/2015	1,391,388,075
636,000,000		United States Treasury Notes, 0.250%, 5/15/2015	636,040,410
173,000,000		United States Treasury Notes, 0.250%, 7/15/2015	173,032,145
94,000,000		United States Treasury Notes, 0.250%, 8/15/2015	94,037,932
295,000,000		United States Treasury Notes, 0.250%, 9/15/2015	295,126,563
132,900,000		United States Treasury Notes, 0.250%, 10/15/2015	132,966,421
278,000,000		United States Treasury Notes, 0.250%, 4/15/2016	277,661,508
106,000,000		United States Treasury Notes, 0.375%, 2/15/2016	106,132,972
467,500,000		United States Treasury Notes, 0.375%, 3/15/2016	467,893,755
269,500,000		United States Treasury Notes, 0.375%, 6/30/2015	269,612,238
88,600,000		United States Treasury Notes, 0.375%, 11/15/2015	88,703,674
200,000,000		United States Treasury Notes, 1.250%, 8/31/2015	200,753,820
529,000,000		United States Treasury Notes, 1.250%, 9/30/2015	531,454,133
269,000,000		United States Treasury Notes, 2.000%, 1/31/2016	272,606,194
		TOTAL U.S. TREASURY	8,544,817,421
		TOTAL INVESTMENTS—99.9% (AT AMORTIZED COST)[4]	26,034,476,421
		OTHER ASSETS AND LIABILITIES - NET—0.1%[5]	18,753,252
		TOTAL NET ASSETS—100%	$26,053,229,673
1	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
2	Discount rate at time of purchase.
3	Floating rate notes with current rate and next reset date shown.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2015.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Fund's Board of Trustees (the “Trustees”) have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
3

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2015, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
Regulatory Matters
On July 23, 2014, the Securities and Exchange Commission voted to amend the rules under the Investment Company Act of 1940 which currently governs the operations of the Fund. A significant change resulting from these amendments will be a requirement that institutional prime funds (i.e., not government or retail as defined in the amendments), transact fund shares based on a market-based Net Asset Value (NAV). This change does not impact government money market funds, and because it is anticipated that the Fund will constitute a government money market fund under the new rules, the Fund will be permitted to continue transacting fund shares at an NAV calculated using the amortized cost valuation method. Among additional disclosure and other requirements, the amendments also will permit a money market fund, or, in certain circumstances, require a money market fund (other than a government money market fund, like the Fund, which satisfies the requirements of the amended rules) to impose liquidity fees on redemptions, and permit a money market fund to limit (or gate) redemptions for up to 10 business days in any 90-day period. The amendments have staggered compliance dates. Compliance with a majority of these amendments will be required on October 14, 2016, two years after the effective date for the rule amendments. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Fund's operations, financial statements and accompanying notes.
4
Federated Trust for U.S. Treasury Obligations
Portfolio of Investments
April 30, 2015 (unaudited)
Principal Amount			Value
		REPURCHASE AGREEMENTS—71.7%
$10,000,000		Interest in $100,000,000 joint repurchase agreement 0.10%, dated 4/30/2015 under which ABN Amro Bank N.V., Netherlands will repurchase securities provided as collateral for $100,000,278 on 5/1/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2039 and the market value of those underlying securities was $102,000,365.	$10,000,000
2,000,000	[1]	Interest in $500,000,000 joint repurchase agreement 0.09%, dated 2/9/2015 under which Bank of Montreal will repurchase securities provided as collateral for $500,132,500 on 5/26/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2043 and the market value of those underlying securities was $510,103,278.	2,000,000
20,000,000		Interest in $200,000,000 joint repurchase agreement 0.10%, dated 4/30/2015 under which Bank of Nova Scotia will repurchase securities provided as collateral for $200,000,556 on 5/1/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2043 and the market value of those underlying securities was $204,000,666.	20,000,000
5,000,000	[1]	Interest in $500,000,000 joint repurchase agreement 0.07%, dated 4/22/2015 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $500,029,167 on 5/22/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2039 and the market value of those underlying securities was $510,008,970.	5,000,000
3,000,000	[1]	Interest in $500,000,000 joint repurchase agreement 0.08%, dated 4/2/2015 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $500,035,556 on 5/4/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/28/2020 and the market value of those underlying securities was $510,032,930.	3,000,000
5,000,000	[1]	Interest in $1,000,000,000 joint repurchase agreement 0.10%, dated 4/17/2015 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $1,000,088,889 on 5/19/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2043 and the market value of those underlying securities was $1,020,039,689.	5,000,000
1,500,000	[1]	Interest in $350,000,000 joint repurchase agreement 0.08%, dated 3/3/2015 under which BMO Capital Markets Corp. will repurchase securities provided as collateral for $350,049,778 on 5/6/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2044 and the market value of those underlying securities was $357,046,812.	1,500,000
10,000,000		Interest in $100,000,000 joint repurchase agreement 0.09%, dated 4/30/2015 under which BMO Capital Markets Corp. will repurchase securities provided as collateral for $100,000,250 on 5/1/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2043 and the market value of those underlying securities was $102,000,310.	10,000,000
3,000,000	[1]	Interest in $525,000,000 joint repurchase agreement 0.09%, dated 3/17/2015 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $525,077,438 on 5/15/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2044 and the market value of those underlying securities was $535,560,244.	3,000,000
2,000,000	[1]	Interest in $500,000,000 joint repurchase agreement 0.10%, dated 4/10/2015 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $500,083,333 on 6/9/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2040 and the market value of those underlying securities was $510,029,792.	2,000,000
2,000,000	[1]	Interest in $400,000,000 joint repurchase agreement 0.10%, dated 4/15/2015 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $400,033,333 on 5/15/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2025 and the market value of those underlying securities was $408,018,164.	2,000,000
10,000,000		Interest in $100,000,000 joint repurchase agreement 0.10%, dated 4/30/2015 under which CIBC World Markets Corp. will repurchase securities provided as collateral for $100,000,278 on 5/1/2015. The securities provided as collateral at the end of the period held with JPMorgan Chase tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2024 and the market value of those underlying securities was $102,000,860.	10,000,000
9,973,000		Interest in $3,500,000,000 joint repurchase agreement 0.10%, dated 4/30/2015 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $3,500,009,722 on 5/1/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2037 and the market value of those underlying securities was $3,570,009,979.	9,973,000
5,000,000	[1]	Interest in $250,000,000 joint repurchase agreement 0.08%, dated 4/13/2015 under which J.P. Morgan Securities LLC will repurchase securities provided as collateral for $250,016,667 on 5/13/2015. The securities provided as collateral at the end of the period held with JPMorgan Chase tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2018 and the market value of those underlying securities was $255,009,653.	5,000,000
1

Principal Amount			Value
		REPURCHASE AGREEMENTS—continued
$5,000,000	[1]	Interest in $1,000,000,000 joint repurchase agreement 0.10%, dated 4/6/2015 under which Societe Generale, New York will repurchase securities provided as collateral for $1,000,083,333 on 5/6/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2043 and the market value of those underlying securities was $1,020,070,834.	$5,000,000
		TOTAL REPURCHASE AGREEMENTS	93,473,000
		U.S. TREASURY—28.2%
2,000,000	[2]	United States Treasury Bills, 0.145%, 9/17/2015	1,998,880
1,000,000	[2]	United States Treasury Bills, 0.155%, 6/25/2015	999,763
500,000	[3]	United States Treasury Floating Rate Notes, 0.065%, 5/5/2015	499,905
6,500,000		United States Treasury Notes, 0.250% - 1.750%, 7/31/2015	6,523,073
2,250,000		United States Treasury Notes, 0.250% - 2.125%, 12/31/2015	2,272,181
3,500,000		United States Treasury Notes, 0.250% - 2.125%, 5/31/2015	3,501,244
900,000		United States Treasury Notes, 0.250%, 10/15/2015	900,450
2,000,000		United States Treasury Notes, 0.250%, 4/15/2016	1,997,565
3,525,000		United States Treasury Notes, 0.250%, 5/15/2015	3,525,224
500,000		United States Treasury Notes, 0.250%, 8/15/2015	500,202
1,000,000		United States Treasury Notes, 0.250%, 9/15/2015	1,000,429
600,000		United States Treasury Notes, 0.375%, 11/15/2015	600,702
2,000,000		United States Treasury Notes, 0.375%, 2/15/2016	2,002,509
2,457,000		United States Treasury Notes, 0.375%, 3/15/2016	2,459,073
1,500,000		United States Treasury Notes, 1.250%, 8/31/2015	1,505,654
3,000,000		United States Treasury Notes, 1.250%, 9/30/2015	3,013,964
2,000,000		United States Treasury Notes, 1.375%, 11/30/2015	2,013,584
1,500,000		United States Treasury Notes, 2.000%, 1/31/2016	1,520,100
		TOTAL U.S. TREASURY	36,834,502
		TOTAL INVESTMENTS—99.9% (AT AMORTIZED COST)[4]	130,307,502
		OTHER ASSETS AND LIABILITIES - NET—0.1%[5]	78,736
		TOTAL NET ASSETS—100%	$130,386,238
1	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
2	Discount rate(s) at time of purchase.
3	Floating rate notes with current rate(s) and next reset date(s) shown.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2015.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Board of Trustees (the “Trustees”) have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
2

Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2015, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
Regulatory Matters
On July 23, 2014, the Securities and Exchange Commission voted to amend the rules under the Investment Company Act of 1940 which currently govern the operations of the Fund. A significant change resulting from these amendments will be a requirement that institutional prime funds (i.e. not government or retail as defined in the amendments), transact fund shares based on a market-based Net Asset Value (NAV). This change does not impact government money market funds, and because it is anticipated that the Fund will constitute a government money market fund under the new rules, the Fund will be permitted to continue transacting fund shares at an NAV calculated using the amortized cost valuation method. Among additional disclosure and other requirements, the amendments also will permit a money market fund, or, in certain circumstances, require a money market fund (other than a government money market fund, like the Fund, which satisfies the requirements of the amended rules) to impose liquidity fees on redemptions, and permit a money market fund to limit (or gate) redemptions for up to 10 business days in any 90-day period. The amendments have staggered compliance dates. Compliance with a majority of these amendments will be required on October 14, 2016, two years after the effective date for the rule amendments. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Fund's operations, financial statements and accompanying notes.
3

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Money Market Obligations Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date June 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date June 23, 2015

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date June 23, 2015